Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	W. P. Carey Inc.
Entity Central Index Key	0001545406
Document Type	S-4
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	WPC

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (''VIEs'') of $41,032, $41,032, and $39,718, respectively)	$ 614,052	$ 646,482	$ 560,592
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $26,327, $26,318, and $25,665, respectively)	109,907	109,875	109,851
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $22,839, $22,350, and $20,431, respectively)	(126,081)	(135,175)	(122,312)
Net investments in properties	597,878	621,182	548,131
Net investments in direct financing leases	58,064	58,000	76,550
Assets held for sale	13,422
Equity investments in real estate and the REITs	541,457	538,749	322,294
Net investments in real estate	1,210,821	1,217,931	946,975
Cash and cash equivalents (inclusive of amounts attributable to consolidated VIEs of $325, $230, and $86, respectively)	30,713	29,297	64,693
Due from affiliates	34,233	38,369	38,793
Intangible assets and goodwill, net	123,294	125,957	87,768
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $2,700, $2,773, and $1,845, respectively)	59,925	51,069	34,097
Total assets	1,458,986	1,462,623	1,172,326
Liabilities:
Non-recourse and limited-recourse debt (inclusive of amounts attributable to consolidated VIEs of $14,167, $14,261, and $9,593, respectively)	354,722	356,209	255,232
Line Of Credit	248,160	233,160	141,750
Accounts payable, accrued expenses and other liabilities (inclusive of amounts attributable to consolidated VIEs of $1,526, $1,651, and $2,275, respectively)	62,263	82,055	40,808
Income taxes, net	46,070	44,783	41,443
Distributions payable	22,852	22,314	20,073
Total liabilities	734,067	738,521	499,306
Redeemable noncontrolling interest	6,929	7,700	7,546
W. P. Carey members' equity:
Listed shares, no par value, 100,000,000 shares authorized; 40,312,460, 39,729,018, and 39,454,847 shares issued and outstanding, respectively	790,180	779,071	763,734
Distributions in excess of accumulated earnings	(108,100)	(95,046)	(145,769)
Deferred compensation obligation	7,691	7,063	10,511
Accumulated Other Comprehensive Loss	(5,976)	(8,507)	(3,463)
Total W. P. Carey members' equity	683,795	682,581	625,013
Noncontrolling interest	34,195	33,821	40,461
Total equity	717,990	716,402	665,474
Total liabilities and equity	$ 1,458,986	$ 1,462,623	$ 1,172,326

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	$ 614,052	$ 646,482	$ 560,592
Operating real estate, at cost attributable to consolidated VIEs	109,907	109,875	109,851
Accumulated depreciation attributable to consolidated VIEs	126,081	135,175	122,312
Net investments in properties, attributable to deconsolidated subsidiary	597,878	621,182	548,131
Intangible assets and goodwill, net, attributable to deconsolided subsidiary	123,294	125,957	87,768
Cash and cash equivalents attributable to consolidated VIEs	30,713	29,297	64,693
Other Assets attributable to consolidated VIEs	59,925	51,069	34,097
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	354,722	356,209	255,232
Accounts payable attributable to consolidated VIEs	62,263	82,055	40,808
W. P. Carey members' equity:
Listed shares, authorized	100,000,000	100,000,000	100,000,000
Listed shares, issued	40,312,460	39,729,018	39,454,847
Listed shares, outstanding	40,312,460	39,729,018	39,454,847
Variable Interest Entity Primary Beneficiary [Member]
Investments in real estate:
Real estates, at cost attributable to consolidated VIEs	41,032	41,032	39,718
Operating real estate, at cost attributable to consolidated VIEs	26,327	26,318	25,665
Accumulated depreciation attributable to consolidated VIEs	(22,839)	(22,350)	(20,431)
Cash and cash equivalents attributable to consolidated VIEs	325	230	86
Other Assets attributable to consolidated VIEs	2,700	2,773	1,845
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	14,167	14,261	9,593
Accounts payable attributable to consolidated VIEs	1,526	1,651	2,275
Deconsolidation Financials [Member]
Investments in real estate:
Net investments in properties, attributable to deconsolidated subsidiary		5,340
Intangible assets and goodwill, net, attributable to deconsolided subsidiary		(15)
Total assets of deconsolidated subsidiary		5,325
Liabilities:
Non recourse debt of deconsolidated subsidiary		6,311
Accounts payable accrued expenses and other liabilities of deconsolidated subsidiary		22
Total liabilities of deconsolidated subsidiary		$ 6,333

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Asset management revenue	$ 15,602	$ 19,820	$ 66,808	$ 76,246	$ 76,621
Structuring revenue	7,638	15,945	46,831	44,525	23,273
Incentive Termination And Subordinated Disposition Revenue			52,515	0	0
Wholesaling revenue	3,787	3,280	11,664	11,096	7,691
Reimbursed costs from affiliates	18,737	17,719	64,829	60,023	47,534
Lease revenues	17,653	13,872	65,438	55,452	54,081
Other real estate income	5,992	5,283	23,556	18,083	14,698
Revenues, Total	69,409	75,919	331,641	265,425	223,898
Operating Expenses
General and administrative	(26,909)	(21,323)	(93,706)	(73,428)	(63,817)
Reimbursable costs	(18,737)	(17,719)	(64,829)	(60,023)	(47,534)
Depreciation and amortization	(6,864)	(4,680)	(26,065)	(20,100)	(18,375)
Property expenses	(2,698)	(3,049)	(13,164)	(10,382)	(6,694)
Other real estate expenses	(2,499)	(2,557)	(10,784)	(8,121)	(7,308)
Impairment charges	(3,299)	0	(3,751)	(1,140)	(3,516)
Operating Expenses, Total	(61,006)	(49,328)	(212,299)	(173,194)	(147,244)
Other Income and Expenses
Other interest income	503	675	2,001	1,268	1,713
Income from equity investments in real estate and REITs	13,986	6,216	51,228	30,992	13,425
Gain On Change In Control Of Interests			27,859	0	0
Other income and (expenses)	306	481	4,550	1,407	7,357
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other Income and Expenses, Total	7,450	3,056	63,718	17,942	8,033
Income from continuing operations before income taxes	15,853	29,647	183,060	110,173	84,687
Provision for income taxes	(1,695)	(7,567)	(37,214)	(25,815)	(22,784)
Income from continuing operations	14,158	22,080	145,846	84,358	61,903
Discontinued Operations
(Loss) income from operations of discontinued properties	117	755	2,397	4,374	7,872
Gain on deconsolidation of a subsidiary			1,008	0	0
(Loss) gain on sale of real estate	(181)	781	(3,391)	460	7,701
Impairment charges	(2,425)	0	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	(2,489)	1,536	(6,708)	(9,407)	8,665
Net income	11,669	23,616	139,138	74,951	70,568
Add: Net loss (income) attributable to noncontrolling interests	578	330	1,864	314	713
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(603)	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	12,290	23,343	139,079	73,972	69,023
Basic Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 0.36	$ 0.54	$ 3.61	$ 2.1	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.06)	$ 0.04	$ (0.17)	$ (0.24)	$ 0.22
Net income attributable to W. P. Carey members	$ 0.3	$ 0.58	$ 3.44	$ 1.86	$ 1.74
Diluted Earnings Per Share
Income from continuing operations attributable to W. P. Carey members	$ 0.36	$ 0.54	$ 3.58	$ 2.09	$ 1.52
(Loss) income from discontinued operations attributable to W. P. Carey members	$ (0.06)	$ 0.04	$ (0.16)	$ (0.23)	$ 0.22
Net income attributable to W. P. Carey members	$ 0.3	$ 0.58	$ 3.42	$ 1.86	$ 1.74
Weighted Average Shares Outstanding
Basic	40,037,496	39,738,207	39,819,475	39,514,746	39,019,709
Diluted	40,487,652	40,242,706	40,098,095	40,007,894	39,712,735
Amounts Attributable to W. P. Carey Members
Income from continuing operations, net of tax	14,779	21,807	145,787	83,379	60,358
(Loss) income from Discontinued Operations, Net of Tax	(2,489)	1,536	(6,708)	(9,407)	8,665
Net income	$ 12,290	$ 23,343	$ 139,079	$ 73,972	$ 69,023
Distribution Declared Per Share	$ 0.565	$ 0.512	$ 2.19	$ 2.03	$ 2

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net Income	$ 11,669	$ 23,616	$ 139,138	$ 74,951	$ 70,568
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	2,518	5,725	(1,796)	(1,227)	619
Unrealized gain (loss) on derivative instrument	356	822	(3,588)	(757)	(482)
Change in unrealized appreciation on marketable securities	(3)	(1)	(11)	6	53
Change in other comprehensive income (loss)	2,871	6,546	(5,395)	(1,978)	190
Comprehensive Income	14,540	30,162	133,743	72,973	70,758
Amounts Attributable to Noncontrolling Interests:
Add: Net loss (income) attributable to noncontrolling interests	578	330	1,864	314	713
Foreign currency translation adjustment	(331)	(775)	346	(816)	(31)
Comprehensive loss (income) attributable to noncontrolling interests	247	(445)	2,210	(502)	682
Amounts Attributable to Redeemable Noncontrolling Interest:
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(603)	(1,923)	(1,293)	(2,258)
Foreign Currency Translation Adjustment	(9)	(7)	5	12	(12)
Comprehensive income attributable to redeemable noncontrolling interest	34	(610)	(1,918)	(1,281)	(2,270)
Comprehensive Income Attributable to W. P. Carey Members	$ 14,821	$ 29,107	$ 134,035	$ 71,190	$ 69,170

Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total USD ($)	Outstanding Shares [Member]	Listed Shares Member USD ($)	Distributions in Excess of Accumulated Earnings Member USD ($)	Deferred Compensation Obligation [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) Member USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance - beginning of period at Dec. 31, 2008	$ 646,335		$ 757,921	$ (116,990)	$ 0	$ (828)	$ 640,103	$ 6,232
Beginning equity balance - shares at Dec. 31, 2008		39,589,594
Cash proceeds on issuance of shares, net - value	1,507		1,507				1,507
Cash proceeds on issuance of shares, net - shares		84,283
Grants issued in connection with services rendered - value	787				787		787
Shares issued under share incentive plans - value	9,462				9,462		9,462
Shares issued under share incentive plans - shares		222,600
Contributions	2,947		102				102	2,845
Forfeitures of shares - value	(77)		(77)				(77)
Forfeitures of shares - shares		(2,528)
Distributions	(90,475)			(90,475)			(90,475)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(1,661)							(1,661)
Windfall tax provision - share incentive income	143		143				143
Option Based Compensation	8,626		8,626				8,626
Shares repurchased	(11,759)		(11,759)				(11,759)
Repurchase and retirement of shares - shares		(689,344)
Redemption value adjustment	(6,773)		(6,773)				(6,773)
Tax impact of purchase of WPCI interest	4,817		4,817				4,817
Change in other comprehensive loss	219					147	147	72
Net Income Loss, Excluding Redeemable Noncontrolling Interest	68,310			69,023			69,023	(713)
Special Distribution Declared Per Share	$ 0.3
Balance - end of period at Dec. 31, 2009	632,408		754,507	(138,442)	10,249	(681)	625,633	6,775
Ending equity balance - shares at Dec. 31, 2009		39,204,605
Cash proceeds on issuance of shares, net - value	3,724		3,724				3,724
Cash proceeds on issuance of shares, net - shares		196,802
Grants issued in connection with services rendered - value	450				450		450
Shares issued under share incentive plans - shares		368,012
Contributions	14,261							14,261
Forfeitures of shares - value	(1,517)		(1,517)				(1,517)
Forfeitures of shares - shares		(47,214)
Distributions	(81,299)			(81,299)			(81,299)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(3,305)							(3,305)
Windfall tax provision - share incentive income	2,354		2,354				2,354
Option Based Compensation	7,961		8,149		(188)		7,961
Shares repurchased	(2,317)		(2,317)				(2,317)
Repurchase and retirement of shares - shares		(267,358)
Redemption value adjustment	471		471				471
Tax impact of purchase of WPCI interest	(1,637)		(1,637)				(1,637)
Change in other comprehensive loss	(2,140)					(2,782)	(2,782)	642
Net Income Loss, Excluding Redeemable Noncontrolling Interest	73,658			73,972			73,972	(314)
Noncontrolling Interest Increase From Reclassification From Profit Sharing Interest	22,402							22,402
Balance - end of period at Dec. 31, 2010	665,474		763,734	(145,769)	10,511	(3,463)	625,013	40,461
Ending equity balance - shares at Dec. 31, 2010	39,454,847	39,454,847
Contributions							0	617
Distributions							(20,418)	(887)
Windfall tax provision - share incentive income	293						293	0
Shares repurchased							(2,860)	0
Redemption value adjustment	(691)						691	0
Net Income Loss, Excluding Redeemable Noncontrolling Interest							23,343	(330)
Balance - end of period at Mar. 31, 2011							634,277	40,772
Balance - beginning of period at Dec. 31, 2010	665,474		763,734	(145,769)	10,511	(3,463)	625,013	40,461
Beginning equity balance - shares at Dec. 31, 2010	39,454,847	39,454,847
Cash proceeds on issuance of shares, net - value	1,488		1,488				1,488
Cash proceeds on issuance of shares, net - shares		45,674
Grants issued in connection with services rendered - value	700				700		700
Grants issued in connection with services rendered - shares		5,285
Shares issued under share incentive plans - shares		576,148
Contributions	3,223							3,223
Forfeitures of shares - value	(274)		(274)				(274)
Forfeitures of shares - shares		(3,562)
Distributions	(88,055)			(88,356)	301		(88,055)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders	(6,000)							(6,000)
Windfall tax provision - share incentive income	2,569		2,569				2,569
Option Based Compensation	17,290		21,739		(4,449)		17,290
Shares repurchased	(4,761)		(4,761)				(4,761)
Repurchase and retirement of shares - shares		(349,374)
Redemption value adjustment	455		455				455
Change in other comprehensive loss	(5,431)					(5,044)	(5,044)	(387)
Net Income Loss, Excluding Redeemable Noncontrolling Interest	137,215			139,079			139,079	(1,864)
Purchase Noncontrolling Interest	(7,491)		(5,879)				(5,879)	(1,612)
Balance - end of period at Dec. 31, 2011	716,402		779,071	(95,046)	7,063	(8,507)	682,581	33,821
Ending equity balance - shares at Dec. 31, 2011	39,729,018	39,729,018
Cash proceeds on issuance of shares, net - value							4,249	0
Contributions							0	750
Distributions							(23,330)	(181)
Windfall tax provision - share incentive income	4,597						4,597	0
Shares repurchased							(4,305)	0
Redemption value adjustment	79						(79)	0
Net Income Loss, Excluding Redeemable Noncontrolling Interest							12,290	(578)
Balance - end of period at Mar. 31, 2012	$ 717,990						$ 683,795	$ 34,195
Ending equity balance - shares at Mar. 31, 2012	40,312,460

Consolidated Statements of Equity (Parentheticals) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Transactions, Parenthetical Disclosures [Abstract]
Distribution Declared Per Share	$ 0.565	$ 0.563	$ 0.56	$ 0.55	$ 0.512	$ 0.51	$ 0.508	$ 0.506	$ 0.504	$ 2.19	$ 2.03	$ 2

Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows - Operating Activities
Net income	$ 11,669,000	$ 23,616,000	$ 139,138,000	$ 74,951,000	$ 70,568,000
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	7,881,000	5,457,000	29,616,000	24,443,000	24,476,000
Loss (income) from equity investments in real estate and REITs in excess of distributions received	(1,716,000)	265,000	310,000	(4,920,000)	(2,258,000)
Straight-line rent and financing lease adjustments	(1,135,000)	(373,000)	(3,698,000)	286,000	2,223,000
Amortization of deferred revenue	(2,359,000)	0	(6,291,000)	0	0
Gain on deconsolidation of a subsidiary			(1,008,000)	0	0
(Loss) gain on sale of real estate	181,000	(781,000)	3,391,000	(460,000)	(7,701,000)
Gain on Extinguishment of Debt			0	0	(6,991,000)
Unrealized (gain) loss on foreign currency transactions and others	(212,000)	(210,000)	138,000	300,000	(174,000)
Realized (gain) loss on foreign currency transactions and others	(75,000)	(213,000)	(965,000)	(731,000)	(257,000)
Allocation of loss to profit-sharing interest			0	(781,000)	3,900,000
Management income received in shares of affiliates	(6,889,000)	(10,083,000)	(73,936,000)	(35,235,000)	(31,721,000)
Gain On Conversion Of Shares			(3,806,000)	0	0
Gain On Change In Control Of Interests			(27,859,000)	0	0
Impairment charges	5,724,000	0	10,473,000	15,381,000	10,424,000
Stock-based compensation expense	5,261,000	2,451,000	17,716,000	7,082,000	9,336,000
Deferred acquisition revenue received	8,722,000	11,103,000	21,546,000	21,204,000	25,068,000
Increase in structuring revenue receivable	(3,916,000)	(7,305,000)	(19,537,000)	(20,237,000)	(11,672,000)
Increase (decrease) in income taxes, net	(5,663,000)	(1,956,000)	244,000	(1,288,000)	(9,276,000)
Net changes in other operating assets and liabilities, net	(21,533,000)	(15,285,000)	(5,356,000)	6,422,000	(1,401,000)
Net cash (used in) provided by operating activities	(4,060,000)	6,686,000	80,116,000	86,417,000	74,544,000
Cash Flows - Investing Activities
Distributions received from equity investments in real estate and the REITs in excess of equity income	7,370,000	2,795,000	20,807,000	18,758,000	39,102,000
Capital contributions to equity investments	(90,000)	(2,297,000)	(2,297,000)	0	(2,872,000)
Purchase of interests in CPA:16 - Global			(121,315,000)	0	0
Purchases of real estate and equity investments in real estate			(24,315,000)	(96,884,000)	(39,632,000)
VAT Refunded In Connection With Acquisition Of Real Estate			5,035,000	0	0
VAT paid in connection with acquisition of real estate			0	(4,222,000)	0
Capital expenditures	(1,481,000)	(880,000)	(13,239,000)	(5,135,000)	(7,775,000)
Cash Acquired On Acquisition Of Subsidiaries			57,000	0	0
Proceeds from sale of real estate	2,422,000	9,187,000	12,516,000	14,591,000	43,487,000
Proceeds from sale of securities	11,000	120,000	818,000	0	0
Funding of short term loans to affiliates			(96,000,000)	0	0
Proceeds from repayment of short term loans from affiliates			96,000,000	0	0
Funds released from escrow	1,954,000	363,000	2,584,000	36,620,000	0
Funds placed in escrow	(722,000)	(148,000)	(6,735,000)	(1,571,000)	(36,132,000)
Proceeds From Transfer Of Profit Sharing Interest					21,928,000
Net cash provided by (used in) investing activities	9,464,000	9,140,000	(126,084,000)	(37,843,000)	18,106,000
Cash Flows - Financing Activities
Distributions paid	(22,792,000)	(20,259,000)	(85,814,000)	(92,591,000)	(78,618,000)
Contributions from noncontrolling interests	750,000	617,000	3,223,000	14,261,000	2,947,000
Distributions to noncontrolling interests	(992,000)	(1,425,000)	(7,258,000)	(4,360,000)	(5,505,000)
Distributions to profit-sharing interest			0	(693,000)	(5,645,000)
Contributions from profit sharing interest			0	3,694,000	0
Purchase Of Noncontrolling Interest			(7,502,000)		(15,380,000)
Scheduled payments of mortgage principal	(2,357,000)	(7,294,000)	(25,327,000)	(14,324,000)	(9,534,000)
Prepayments Of Mortgage Principal			0	0	(13,974,000)
Proceeds from mortgage financing	0	1,135,000	45,491,000	56,841,000	42,495,000
Proceeds from lines of credit	15,000,000	90,000,000	251,410,000	83,250,000	150,500,000
Repayments of lines of credit	0	(110,000,000)	(160,000,000)	(52,500,000)	(148,518,000)
Proceeds from loans from affiliates			0	0	1,625,000
Repayments of loans from affiliates			0	0	(1,770,000)
(Payment) refund of financing costs	(75,000)	53,000	(7,778,000)	(1,204,000)	(862,000)
Payments Related to Tax Withholding for Share-based Compensation	(2,553,000)	0
Proceeds from issuance of shares	4,249,000	0	1,488,000	3,724,000	1,507,000
Windfall tax benefit (provision) associated with stock-based compensation awards	4,597,000	293,000	2,569,000	2,354,000	143,000
Repurchase and retirement of shares			0	0	(10,686,000)
Net cash (used in) provided by financing activities	(4,173,000)	(46,880,000)	10,502,000	(1,548,000)	(91,275,000)
Change in Cash and Cash Equivalents During the Period
Effect of exchange rate changes on cash	185,000	439,000	70,000	(783,000)	276,000
Net (decrease) increase in cash and cash equivalents	1,416,000	(30,615,000)	(35,396,000)	46,243,000	1,651,000
Cash and cash equivalents, beginning of period	29,297,000	64,693,000	64,693,000	18,450,000	16,799,000
Cash and cash equivalents, end of period	30,713,000	34,078,000	29,297,000	64,693,000	18,450,000
Supplemental Noncash Activities [Abstract]
Shares Received From REIT Arising From Merger			13,260,091
Shares Exchanged As Result Of Merger			11,113,050
Gain Recorded Resulting From Shares Exchanged In Merger			2,800,000
Contract Termination Fee			28,300,000
Loans Assumed			87,600,000
Supplemental Cash Flow Information [Abstract]
Interest Paid			21,168,000	15,351,000	14,845,000
Income Taxes Paid			$ 33,641,000	$ 24,307,000	$ 35,039,000

Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business [Abstract]
Business
W. P. CAREY & CO. LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Note 1. Business

W. P. Carey & Co. LLC (“W. P. Carey” and, together with its consolidated subsidiaries and predecessors, “we”, “us” or “our”) provides long-term financing via sale-leaseback and build-to-suit transactions for companies worldwide and manages a global investment portfolio. We invest primarily in commercial properties domestically and internationally that are generally triple-net leased to single corporate tenants, which requires each tenant to pay substantially all of the costs associated with operating and maintaining the property. We also earn revenue as the advisor to publicly-owned, non-listed real estate investment trusts, which are sponsored by us under the Corporate Property Associates brand name (the “CPA® REITs”) and invest in similar properties. At March 31, 2012, we were the advisor to the following CPA® REITs: Corporate Property Associates 15 Incorporated (“CPA®:15”), Corporate Property Associates 16 – Global Incorporated (“CPA®:16 – Global”) and Corporate Property Associates 17 – Global Incorporated (“CPA®:17 – Global”). We are also the advisor to Carey Watermark Investors Incorporated (“CWI” and, together with the CPA® REITs, the “REITs”), which we formed in March 2008 for the purpose of acquiring interests in lodging and lodging-related properties. At March 31, 2012, we owned and/or managed more than 970 properties domestically and internationally. Our owned portfolio was comprised of our full or partial ownership interest in 156 properties, substantially all of which were net leased to 72 tenants, and totaled approximately 12 million square feet (on a pro rata basis) with an occupancy rate of approximately 93%. In addition, through our consolidated subsidiaries, Carey Storage Management LLC (“Carey Storage”) and Livho, Inc. (“Livho”), we had interests in 21 self-storage properties and a hotel property, respectively, for an aggregate of approximately 0.8 million square feet (on a pro rata basis) at March 31, 2012.

On February 17, 2012, we and CPA®:15 entered into a definitive agreement pursuant to which CPA®:15 will merge with and into one of our newly formed subsidiaries, W. P. Carey Inc. (the “Proposed Merger”) (Note 3). The closing of the Proposed Merger is subject to customary closing conditions, including the approval of our shareholders and the stockholders of CPA®:15. Upon approval of the Proposed Merger and immediately prior thereto, we intend to reorganize as a real estate investment trust (the “Proposed REIT Reorganization”). The Proposed REIT Reorganization is an internal reorganization of our corporate structure into a real estate investment trust to hold substantially all of our real estate assets attributable to our Real Estate Ownership segment, including the assets held by CPA®:15, while the activities conducted by our Investment Management segment subsidiaries will be organized under taxable real estate investment trust subsidiaries (“TRSs”).

Primary Business Segments

Investment Management — We structure and negotiate investments and debt placement transactions for the REITs, for which we earn structuring revenue, and manage their portfolios of real estate investments, for which we earn asset-based management and performance revenue. We earn asset-based management and performance revenue from the REITs based on the value of their real estate-related, self-storage-related and lodging-related assets under management. As funds available to the REITs are invested, the asset base from which we earn revenue increases. In addition, we also receive a percentage of distributions of available cash as defined in the respective advisory agreements from the operating partnerships of CPA®:16 – Global, CPA®:17 – Global and CWI. We may also earn incentive and disposition revenue and receive other compensation in connection with providing liquidity alternatives to the REITs' shareholders.

Real Estate Ownership — We own and invest in commercial properties in the United States of America (“U.S.”) and the European Union that are then leased to companies, primarily on a triple-net lease basis. We may also invest in other properties if opportunities arise. We own interests in the REITs and account for these interests under the equity method of accounting. The equity income or loss from the REITs that is included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties.

Note 1. Business

W. P. Carey provides long-term financing via sale-leaseback and build-to-suit transactions for companies worldwide and manages a global investment portfolio. We invest primarily in commercial properties domestically and internationally that are generally triple-net leased to single corporate tenants, which requires each tenant to pay substantially all of the costs associated with operating and maintaining the property. We also earn revenue as the advisor to publicly-owned, non-listed CPA® REITs and invest in similar properties. At December 31, 2011, we were the advisor to the following CPA® REITs: CPA®:15, CPA®:16 – Global and CPA®:17 – Global, and we were the advisor to CPA®:14 until the CPA®:14/16 Merger (Note 3). We are also the advisor to CWI, which invests in lodging and lodging-related properties. At December 31, 2011, we owned and/or managed more than 980 properties domestically and internationally. Our owned portfolio was comprised of our full or partial ownership interest in 157 properties, substantially all of which were net leased to 73 tenants, and totaled approximately 13 million square feet (on a pro rata basis) with an occupancy rate of approximately 93%. In addition, through our Carey Storage and Livho subsidiaries, we had interests in 21 self-storage properties and a hotel property, respectively, for an aggregate of approximately 0.8 million square feet (on a pro rata basis) at December 31, 2011.

Primary Business Segments

Investment Management — We structure and negotiate investments and debt placement transactions for the REITs, for which we earn structuring revenue, and manage their portfolios of real estate investments, for which we earn asset-based management and performance revenue. We earn asset-based management and performance revenue from the REITs based on the value of their assets related to real estate, lodging, and self-storage under management. As funds available to the REITs are invested, the asset base from which we earn revenue increases. In addition, we also receive a percentage of distributions of available cash from the operating partnerships of CPA®:17 – Global and CWI, as well as from the operating partnership of CPA®:16 – Global after the CPA®:14/16 Merger. We may also earn incentive and disposition revenue and receive other compensation in connection with providing liquidity alternatives to the REIT shareholders.

Real Estate Ownership — We own and invest in commercial properties in the U.S. and the European Union that are then leased to companies, primarily on a triple-net lease basis. We may also invest in other properties if opportunities arise. Effective as of January 1, 2011, we include our equity investments in the REITs in our Real Estate Ownership segment. The equity income or loss from the REITs that is now included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties.

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Note 2. Basis of Presentation

Our interim consolidated financial statements have been prepared, without audit, in accordance with the instructions to Form 10-Q and, therefore, do not necessarily include all information and footnotes necessary for a fair statement of our consolidated financial position, results of operations and cash flows in accordance with accounting principles generally accepted in the U.S. (“GAAP”).

In the opinion of management, the unaudited financial information for the interim periods presented in this Report reflects all normal and recurring adjustments necessary for a fair statement of results of operations, financial position and cash flows. Our interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements and accompanying notes for the year ended December 31, 2011, which are included in our 2011 Annual Report, as certain disclosures that would substantially duplicate those contained in the audited consolidated financial statements have not been included in this Report. Operating results for interim periods are not necessarily indicative of operating results for an entire fiscal year.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of contingent amounts in our consolidated financial statements and the accompanying notes. Actual results could differ from those estimates. The unaudited consolidated financial statements included in this Report have been retrospectively adjusted to reflect the disposition (or planned disposition) of certain properties as discontinued operations for all periods presented.

Basis of Consolidation

The consolidated financial statements reflect all of our accounts, including those of our majority-owned and/or controlled subsidiaries. The portion of equity in a subsidiary that is not attributable, directly or indirectly, to us is presented as noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

We have investments in tenancy-in-common interests in various domestic and international properties. Consolidation of these investments is not required as they do not qualify as VIEs and do not meet the control requirement required for consolidation. Accordingly, we account for these investments using the equity method of accounting under current authoritative accounting guidance. We use the equity method of accounting because the shared decision-making involved in a tenancy-in-common interest investment creates an opportunity for us to have significant influence on the operating and financial decisions of these investments and thereby creates some responsibility by us to achieve a return on our investment. Additionally, we own interests in single-tenant net leased properties leased to corporations through noncontrolling interests in partnerships and limited liability companies that we do not control but over which we exercise significant influence. We account for these investments under the equity method of accounting. At times the carrying value of our equity investments may fall below zero for certain investments. We intend to fund our share of the investments' future operating deficits should the need arise. However, we have no legal obligation to pay for any of the liabilities of such investments nor do we have any legal obligation to fund operating deficits.

Counterparty Credit Risk Portfolio Exception Election

Effective January 1, 2011, or the “effective date,” we have made an accounting policy election to use the exception in Accounting Standards Codification 820-10-35-18D, the “portfolio exception,” with respect to measuring counterparty credit risk for derivative instruments, consistent with the guidance in 820-10-35-18G. We manage credit risk for our derivative positions on a counterparty-by-counterparty basis (that is, on the basis of its net portfolio exposure with each counterparty), consistent with our risk management strategy for such transactions. We manage credit risk by considering indicators of risk such as credit ratings, and by negotiating terms in our International Swaps and Derivatives Association, Inc. (“ISDA”) master netting arrangements with each individual counterparty. Credit risk plays a central role in the decision of which counterparties to consider for such relationships and when deciding with whom it will enter into derivative transactions. Since the effective date, we have monitored and measured credit risk and calculated credit valuation adjustments for our derivative transactions on the basis of its relationships at ISDA master netting arrangement level. We receive reports from an independent third-party valuation specialist on quarterly basis providing the credit valuation adjustments at the counterparty portfolio level for purposes of reviewing and managing our credit risk exposures. Since the portfolio exception applies only to the fair value measurement and not to financial statement presentation, the portfolio-level adjustments are then allocated in a reasonable and consistent manner each period to the individual assets or liabilities that make up the group, in accordance with other applicable accounting guidance and our accounting policy elections. Derivative transactions are measured at fair value in the statement of financial position each reporting period. We note that key market participants take into account the existence of such arrangements that mitigate credit risk exposure in the event of default. As such, we elect to apply the portfolio exception in 820-10-35-18D with respect to measuring counterparty credit risk for all of our derivative transactions subject to master netting arrangements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2. Summary of Significant Accounting Policies

Basis of Consolidation

The consolidated financial statements reflect all of our accounts, including those of our majority-owned and/or controlled subsidiaries. The portion of equity in a subsidiary that is not attributable, directly or indirectly, to us is presented as noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

We have investments in tenancy-in-common interests in various domestic and international properties. Consolidation of these investments is not required as they do not qualify as VIEs and do not meet the control requirement required for consolidation. Accordingly, we account for these investments using the equity method of accounting. We use the equity method of accounting because the shared decision-making involved in a tenancy-in-common interest investment creates an opportunity for us to have significant influence on the operating and financial decisions of these investments and thereby creates some responsibility by us for a return on our investment. Additionally, we own interests in single-tenant net leased properties leased to corporations through noncontrolling interests in partnerships and limited liability companies that we do not control but over which we exercise significant influence. We account for these investments under the equity method of accounting. At times the carrying value of our equity investments may fall below zero for certain investments. We intend to fund our share of the ventures' future operating deficits should the need arise. However, we have no legal obligation to pay for any of the liabilities of such ventures nor do we have any legal obligation to fund operating deficits.

We formed CWI in March 2008 for the purpose of acquiring interests in lodging and lodging-related properties. In April 2010, CWI filed a registration statement with the SEC to sell up to $1.0 billion of its common stock in an initial public offering plus up to an additional $237.5 million of its common stock under a dividend reinvestment plan. This registration statement was declared effective by the SEC in September 2010. Through December 31, 2010, the financial statements of CWI, which had no significant assets, liabilities or operations, were included in our consolidated financial statements, as we owned all of CWI's outstanding common stock. Beginning in 2011, we have accounted for our interest in CWI under the equity method of accounting because, as the advisor, we do not exert control over, but we have the ability to exercise significant influence on, CWI.

Out-of-Period Adjustment

During the fourth quarter of 2011, we identified an error in the consolidated financial statements related to prior years. The error relates to the misapplication of accounting guidance related to the modifications of certain leases.  We concluded this adjustment, with a net impact of $0.2 million on our statement of operations for the fourth quarter of 2011, was not material to our results for the prior year periods or to the period of adjustment.  Accordingly, this cumulative change was recorded in the consolidated financial statements in the fourth quarter of 2011 as an out-of-period adjustment as follows:  a reduction to Net investment in direct financing leases of $17.6 million and an increase in net Operating real estate of $17.9 million on the consolidated balance sheet; and an increase in Lease revenues of $0.9 million, a reduction of Impairment charges of $1.6 million, and an increase in Depreciation expense of $2.2 million on the consolidated statement of operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of contingent amounts in our consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Reclassifications and Revisions

Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated financial statements included in this Report have been retrospectively adjusted to reflect the disposition (or planned disposition) of certain properties as discontinued operations for all periods presented.

Purchase Price Allocation

In accordance with the guidance for business combinations, we determine whether a transaction or other event is a business combination, which requires that the assets acquired and liabilities assumed constitute a business. Each business combination is then accounted for by applying the acquisition method. If the assets acquired are not a business, we account for the transaction or other event as an asset acquisition. Under both methods, we recognize the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity, as well as recognizing and measuring goodwill or a gain from a bargain purchase. However, we immediately expense acquisition-related costs and fees associated with business combinations.

When we acquire properties accounted for as operating leases, we allocate the purchase costs to the tangible and intangible assets and liabilities acquired based on their estimated fair values. We determine the value of the tangible assets, consisting of land and buildings, as if vacant, and record intangible assets, including the above-market and below-market value of leases, the value of in-place leases and the value of tenant relationships, at their relative estimated fair values. See Real Estate Leased to Others and Depreciation below for a discussion of our significant accounting policies related to tangible assets. We include the value of below-market leases in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements.

We record above-market and below-market lease values for owned properties based on the present value (using an interest rate reflecting the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the leases negotiated and in place at the time of acquisition of the properties and (ii) our estimate of fair market lease rates for the property or equivalent property, both of which are measured over a period equal to the estimated market lease term. We amortize the capitalized above-market lease value as a reduction of rental income over the estimated market lease term. We amortize the capitalized below-market lease value as an increase to rental income over the initial term and any fixed rate renewal periods in the respective leases.

We allocate the total amount of other intangibles to in-place lease values and tenant relationship intangible values based on our evaluation of the specific characteristics of each tenant's lease and our overall relationship with each tenant. The characteristics we consider in allocating these values include estimated market rent, the nature and extent of the existing relationship with the tenant, the expectation of lease renewals, estimated carrying costs of the property if vacant and estimated costs to execute a new lease, among other factors. We determine these values using our estimates or by relying in part upon third-party appraisals. We amortize the capitalized value of in-place lease intangibles to expense over the remaining initial term of each lease. We amortize the capitalized value of tenant relationships to expense over the initial and expected renewal terms of the lease. No amortization period for intangibles will exceed the remaining depreciable life of the building.

If a lease is terminated, we charge the unamortized portion of above-market and below-market lease values to lease revenue, and in-place lease and tenant relationship values to amortization expenses.

Operating Real Estate

We carry land and buildings and personal property at cost less accumulated depreciation. We capitalize improvements, while we expense replacements, maintenance and repairs that do not improve or extend the lives of the respective assets as incurred.

Cash and Cash Equivalents

We consider all short-term, highly liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase to be cash equivalents. Items classified as cash equivalents include commercial paper and money-market funds. Our cash and cash equivalents are held in the custody of several financial institutions, and these balances, at times, exceed federally insurable limits. We seek to mitigate this risk by depositing funds only with major financial institutions.

Other Assets and Liabilities

We include prepaid expenses, deferred rental income, tenant receivables, deferred charges, escrow balances held by lenders, restricted cash balances, marketable securities, derivative assets and corporate fixed assets in Other assets. We include derivative instruments; miscellaneous amounts held on behalf of tenants; and deferred revenue, including unamortized below-market rent intangibles in Other liabilities. Deferred charges are costs incurred in connection with mortgage financings and refinancings that are amortized over the terms of the mortgages and included in Interest expense in the consolidated financial statements. Deferred rental income is the aggregate cumulative difference for operating leases between scheduled rents that vary during the lease term, and rent recognized on a straight-line basis. Marketable securities are classified as available-for-sale securities and reported at fair value with unrealized gains and losses on these securities reported as a component of Other comprehensive income until realized.

Real Estate Leased to Others

We lease real estate to others primarily on a triple-net leased basis, whereby the tenant is generally responsible for all operating expenses relating to the property, including property taxes, insurance, maintenance, repairs, renewals and improvements. We charge expenditures for maintenance and repairs, including routine betterments, to operations as incurred. We capitalize significant renovations that increase the useful life of the properties. For the years ended December 31, 2011, 2010 and 2009, although we are legally obligated for payment pursuant to our lease agreements with our tenants, lessees were responsible for the direct payment to the taxing authorities of real estate taxes of approximately $6.4 million, $7.7 million and $8.8 million, respectively.

We diversify our real estate investments among various corporate tenants engaged in different industries, by property type and by geographic area (Note 9). Substantially all of our leases provide for either scheduled rent increases, periodic rent adjustments based on formulas indexed to changes in the CPI or similar indices or percentage rents. CPI-based adjustments are contingent on future events and are therefore not included in straight-line rent calculations. We recognize rents from percentage rents as reported by the lessees, which is after the level of sales requiring a rental payment to us is reached. Percentage rents were insignificant for the periods presented.

We account for leases as operating or direct financing leases, as described below:

Operating leases — We record real estate at cost less accumulated depreciation; we recognize future minimum rental revenue on a straight-line basis over the term of the related leases and charge expenses (including depreciation) to operations as incurred (Note 4).

Direct financing method — We record leases accounted for under the direct financing method at their net investment (Note 5). We defer and amortize unearned income to income over the lease term so as to produce a constant periodic rate of return on our net investment in the lease.

On an ongoing basis, we assess our ability to collect rent and other tenant-based receivables and determine an appropriate allowance for uncollected amounts. Because we have a limited number of lessees (18 lessees represented 77% of lease revenues during 2011), we believe that it is necessary to evaluate the collectability of these receivables based on the facts and circumstances of each situation rather than solely using statistical methods. Therefore, in recognizing our provision for uncollected rents and other tenant receivables, we evaluate actual past due amounts and make subjective judgments as to the collectability of those amounts based on factors including, but not limited to, our knowledge of a lessee's circumstances, the age of the receivables, the tenant's credit profile and prior experience with the tenant. Even if a lessee has been making payments, we may reserve for the entire receivable amount if we believe there has been significant or continuing deterioration in the lessee's ability to meet its lease obligations.

Revenue Recognition

We earn structuring revenue and asset management revenue in connection with providing services to the REITs. We earn structuring revenue for services we provide in connection with the analysis, negotiation and structuring of transactions, including acquisitions and dispositions and the placement of mortgage financing obtained by the REITs. Asset management revenue consists of property management, leasing and advisory revenue. Receipt of the incentive revenue portion of the asset management revenue or performance revenue, however, is subordinated to the achievement of specified cumulative return requirements by the shareholders of the REITs. At our option, the performance revenue may be collected in cash or shares of the REIT (Note 3). In addition, we earn subordinated incentive and disposition revenue related to the disposition of properties. We may also earn termination revenue in connection with the termination of the advisory agreements for the REITs.

We recognize all revenue as earned. We earn structuring revenue upon the consummation of a transaction and asset management revenue when services are performed. We recognize revenue subject to subordination only when the performance criteria of the REIT is achieved and contractual limitations are not exceeded.

We earn subordinated disposition and incentive revenue after shareholders have received their initial investment plus a specified preferred return. We earn termination revenue when a liquidity event is consummated.

We are also reimbursed for certain costs incurred in providing services, including broker-dealer commissions paid on behalf of the REITs, marketing costs and the cost of personnel provided for the administration of the REITs. We record reimbursement income as the expenses are incurred, subject to limitations on a REIT's ability to incur offering costs.

We earned wholesaling revenue of $0.15 per share sold in connection with CPA® 17 – Global's initial public offering through its termination on April 7, 2011. In addition, as discussed in Note 3 to the consolidated financial statements, we earn a dealer manager fee of up to $0.35 per share sold in connection with CPA® 17 – Global's follow-on offering commencing April 7, 2011 and $0.30 per share sold in connection with CWI's initial offering. We re-allow all or a portion of the dealer manager fees to selected dealers in the offerings. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Wholesaling revenue earned is generally offset by underwriting costs incurred in connection with the offerings, which are included in General and administrative expenses.

Depreciation

We compute depreciation of building and related improvements using the straight-line method over the estimated useful lives of the properties (generally 40 years) and furniture, fixtures and equipment (generally up to seven years). We compute depreciation of tenant improvements using the straight-line method over the lesser of the remaining term of the lease or the estimated useful life.

Impairments

We periodically assess whether there are any indicators that the value of our long-lived assets, including goodwill, may be impaired or that their carrying value may not be recoverable. These impairment indicators include, but are not limited to, the vacancy of a property that is not subject to a lease; a lease default by a tenant that is experiencing financial difficulty; the termination of a lease by a tenant; or the rejection of a lease in a bankruptcy proceeding. We may incur impairment charges on long-lived assets, including real estate, direct financing leases, assets held for sale and equity investments in real estate. We may also incur impairment charges on marketable securities and goodwill. Our policies for evaluating whether these assets are impaired are presented below.

Real Estate

For real estate assets in which an impairment indicator is identified, we follow a two-step process to determine whether an asset is impaired and to determine the amount of the charge. First, we compare the carrying value of the property to the future net undiscounted cash flow that we expect the property will generate, including any estimated proceeds from the eventual sale of the property. The undiscounted cash flow analysis requires us to make our best estimate of market rents, residual values and holding periods. Depending on the assumptions made and estimates used, the future cash flow projected in the evaluation of long-lived assets can vary within a range of outcomes. We consider the likelihood of possible outcomes in determining the best possible estimate of future cash flows. If the future net undiscounted cash flow of the property is less than the carrying value, the property is considered to be impaired. We then measure the loss as the excess of the carrying value of the property over its estimated fair value.

Direct Financing Leases

We review our direct financing leases at least annually to determine whether there has been an other-than-temporary decline in the current estimate of residual value of the property. The residual value is our estimate of what we could realize upon the sale of the property at the end of the lease term, based on market information. If this review indicates that a decline in residual value has occurred that is other-than-temporary, we recognize an impairment charge and revise the accounting for the direct financing lease to reflect a portion of the future cash flow from the lessee as a return of principal rather than as revenue.

When we enter into a contract to sell the real estate assets that are recorded as direct financing leases, we evaluate whether we believe it is probable that the disposition will occur. If we determine that the disposition is probable and therefore the asset's holding period is reduced, we record an allowance for credit losses to reflect the change in the estimate of the undiscounted future rents. Accordingly, the net investment balance is written down to fair value.

Assets Held for Sale

We classify real estate assets that are accounted for as operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. When we classify an asset as held for sale, we calculate its estimated fair value as the expected sale price, less expected selling costs. We then compare the asset's estimated fair value to its carrying value, and if the estimated fair value is less than the property's carrying value, we reduce the carrying value to the estimated fair value. We will continue to review the initial impairment for subsequent changes in the estimated fair value, and may recognize an additional impairment charge if warranted.

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used, or (ii) the estimated fair value at the date of the subsequent decision not to sell.

Equity Investments in Real Estate and the REITs

We evaluate our equity investments in real estate and in the REITs on a periodic basis to determine if there are any indicators that the value of our equity investment may be impaired and whether or not that impairment is other-than-temporary. To the extent impairment has occurred, we measure the charge as the excess of the carrying value of our investment over its estimated fair value. For equity investments in real estate, we calculate estimated fair value by multiplying the estimated fair value of the underlying venture's net assets by our ownership interest percentage. For our investments in the REITs, we calculate the estimated fair value of our investment using the most recently published NAV of each REIT.

Marketable Securities

We evaluate our marketable securities for impairment if a decline in estimated fair value below cost basis is considered other-than-temporary. In determining whether the decline is other-than-temporary, we consider the underlying cause of the decline in value, the estimated recovery period, the severity and duration of the decline, as well as whether we plan to sell the security or will more likely than not be required to sell the security before recovery of its cost basis. If we determine that the decline is other-than-temporary, we record an impairment charge to reduce our cost basis to the estimated fair value of the security. In accordance with current accounting guidance, the credit component of an other-than-temporary impairment is recognized in earnings while the non-credit component is recognized in Other comprehensive income.

Goodwill

We evaluate goodwill recorded by our Investment Management segment for possible impairment at least annually using a two-step process. To identify any impairment, we first compare the estimated fair value of our Investment Management segment with its carrying amount, including goodwill. We calculate the estimated fair value of the Investment Management segment by applying a multiple, based on comparable companies, to earnings. If the fair value of the Investment Management segment exceeds its carrying amount, we do not consider goodwill to be impaired and no further analysis is required. If the carrying amount of the Investment Management segment exceeds its estimated fair value, we then perform the second step to measure the amount of the impairment charge.

For the second step, we determine the impairment charge by comparing the implied fair value of the goodwill with its carrying amount and record an impairment charge equal to the excess of the carrying amount over the implied fair value. We determine the implied fair value of the goodwill by allocating the estimated fair value of the Investment Management segment to its assets and liabilities. The excess of the estimated fair value of the Investment Management segment over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill.

Assets Held for Sale

We classify assets that are accounted for as operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. Assets held for sale are recorded at the lower of carrying value or estimated fair value, which is generally calculated as the expected sale price, less expected selling costs. The results of operations and the related gain or loss on sale of properties that have been sold or that are classified as held for sale are included in discontinued operations (Note 16).

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used or (ii) the estimated fair value at the date of the subsequent decision not to sell.

We recognize gains and losses on the sale of properties when, among other criteria, we no longer have continuing involvement, the parties are bound by the terms of the contract, all consideration has been exchanged and all conditions precedent to closing have been performed. At the time the sale is consummated, a gain or loss is recognized as the difference between the sale price, less any selling costs, and the carrying value of the property.

Stock-Based Compensation

We have granted restricted shares, stock options, RSUs and PSUs to certain employees and independent directors. Grants were awarded in the name of the recipient subject to certain restrictions of transferability and a risk of forfeiture. The forfeiture provisions on the awards generally expire annually, over their respective vesting periods. Stock-based compensation expense for all equity-classified stock-based compensation awards is based on the grant date fair value estimated in accordance with current accounting guidance for share-based payments. We recognize these compensation costs for only those shares expected to vest on a straight-line or graded-vesting basis, as appropriate, over the requisite service period of the award. We include stock-based compensation within the listed shares caption of equity.

Foreign Currency

Translation

We have interests in real estate investments in the European Union for which the functional currency is the Euro. We perform the translation from the Euro to the U.S. dollar for assets and liabilities using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. We report the gains and losses resulting from such translation as a component of other comprehensive income in equity. At December 31, 2011 and 2010, the cumulative foreign currency translation adjustment losses were $3.3 million and $1.9 million, respectively.

Transaction Gains or Losses

Foreign currency transactions may produce receivables or payables that are fixed in terms of the amount of foreign currency that will be received or paid. A change in the exchange rates between the functional currency and the currency in which a transaction is denominated increases or decreases the expected amount of functional currency cash flows upon settlement of that transaction. That increase or decrease in the expected functional currency cash flows is an unrealized foreign currency transaction gain or loss that generally will be included in the determination of net income for the period in which the exchange rate changes. Likewise, a transaction gain or loss (measured from the transaction date or the most recent intervening balance sheet date, whichever is later), realized upon settlement of a foreign currency transaction generally will be included in net income for the period in which the transaction is settled. Foreign currency transactions that are (i) designated as, and are effective as, economic hedges of a net investment and (ii) inter-company foreign currency transactions that are of a long-term nature (that is, settlement is not planned or anticipated in the foreseeable future), when the entities to the transactions are consolidated or accounted for by the equity method in our financial statements, are not included in determining net income but are accounted for in the same manner as foreign currency translation adjustments and reported as a component of other comprehensive income in equity.

Foreign currency intercompany transactions that are scheduled for settlement, consisting primarily of accrued interest and the translation to the reporting currency of subordinated intercompany debt with scheduled principal payments, are included in the determination of net income. We recognized net unrealized gains (losses) of $(0.1) million, $(0.3) million and $0.2 million from such transactions for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, we recognized net realized (losses) gains of $0.4 million, $(0.1) million and less than $0.1 million, respectively, on foreign currency transactions in connection with the transfer of cash from foreign operations of subsidiaries to the parent company.

Derivative Instruments

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. If a derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged asset, liability, or firm commitment through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. For cash flow hedges, any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Income Taxes

We have elected to be treated as a partnership for U.S. federal income tax purposes. Deferred income taxes are recorded for the corporate subsidiaries based on earnings reported. The provision for income taxes differs from the amounts currently payable because of temporary differences in the recognition of certain income and expense items for financial reporting and tax reporting purposes. Income taxes are computed under the asset and liability method. The asset and liability method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between tax bases and financial bases of assets and liabilities (Note 15).

Real Estate Ownership Operations

Our real estate operations are conducted through subsidiaries that are real estate investment trusts. As such, our real estate operations are generally not subject to federal tax, and accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements for these operations. These operations are subject to certain state, local and foreign taxes, as applicable.

We hold our real estate assets under a subsidiary, Carey REIT II, Inc. (“Carey REIT II”). Carey REIT II has elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II to continue to qualify as a real estate investment trust. Under the real estate investment trust operating structure, Carey REIT II is permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to Carey REIT II.

Investment Management Operations

We conduct our investment management operations primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. Our financial statements are prepared on a consolidated basis including these taxable subsidiaries and include a provision for current and deferred taxes on these operations.

Earnings Per Share

Basic earnings per share is calculated by dividing net income available to common shareholders, as adjusted for unallocated earnings attributable to the unvested RSUs by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflects potentially dilutive securities (options, restricted shares and RSUs) using the treasury stock method, except when the effect would be anti-dilutive.

Future Accounting Requirements

The following Accounting Standards Updates (“ASUs”) promulgated by FASB are applicable to us in future reports, as indicated:

ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs — In May 2011, the FASB issued an update to ASC 820, Fair Value Measurements. The amendments in the update explain how to measure fair value and do not require additional fair value measurements, nor are they intended to establish valuation standards or affect valuation practices outside of financial reporting. These new amendments will impact the level of information we provide, particularly for level 3 fair value measurements and the measurement's sensitivity to changes in unobservable inputs, our use of a nonfinancial asset in a way that differs from that asset's highest and best use, and the categorization by level of the fair value hierarchy for items that are not measured at fair value in the balance sheet but for which the fair value is required to be disclosed. These amendments are expected to impact the form of our disclosures only, are applicable to us prospectively and are effective for our interim and annual periods beginning in 2012.

ASU 2011-05 and ASU 2011-12, Presentation of Comprehensive Income — In June and December 2011, the FASB issued updates to ASC 220, Comprehensive Income. The amendments in the initial update change the reporting options applicable to the presentation of other comprehensive income and its components in the financial statements. The initial update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. Additionally, the initial update requires the consecutive presentation of the statement of net income and other comprehensive income. Finally, the initial update required an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income; however, the update issued in December 2011 tabled this requirement for further deliberation. These amendments impact the form of our disclosures only, are applicable to us retrospectively and are effective for our interim and annual periods beginning in 2012.

ASU 2011-08, Testing Goodwill for Impairment — In September 2011, the FASB issued an update to ASC 350, Intangibles – Goodwill and Other. The objective of this ASU is to simplify how entities test goodwill for impairment. The amendments in the ASU permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. We are currently assessing the potential impact that the adoption of the new guidance will have on our financial position and results of operations.

ASU 2011-10, Derecognition of in Substance Real Estate - a Scope Clarification — In December 2011, the FASB issued an update to clarify that when a parent (reporting entity) ceases to have a controlling financial interest (as described in ASC subtopic 810-10, Consolidation) in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in subtopic 360-20, Property, Plant and Equipment, to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. Under this new guidance, even if the reporting entity ceases to have a controlling financial interest under subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. This amendment is applicable to us prospectively for deconsolidation events occurring after June 15, 2012 and will impact the timing in which we recognize the impact of such transactions, which may be material, within our results of operations.

ASU 2011-11, Disclosures about Offsetting Assets and Liabilities — In December 2011, the FASB issued an update to ASC 210, Balance Sheet, which enhances current disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Entities are required to provide both net and gross information for these assets and liabilities in order to facilitate comparability between financial statements prepared on the basis of U.S. GAAP and financial statements prepared on the basis of IFRS. This standard will be effective for our fiscal quarter beginning January 1, 2014 with retrospective application required. We do not expect the adoption will have a material impact on our statement of financial position.

Agreements and Transactions with Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Agreements and Transactions with Related Parties [Abstract]
Agreements and Transactions with Related Parties

Note 3. Agreements and Transactions with Related Parties

Advisory Agreements with the REITs

We have advisory agreements with each of the REITs pursuant to which we earn certain fees or are entitled to receive distributions of cash flow. The CPA® REIT advisory agreements that are currently in place are scheduled to expire on the earlier of the date that the Proposed Merger is consummated or September 30, 2012 unless otherwise renewed. The CWI advisory agreement that is currently in place is scheduled to expire on September 30, 2012 unless otherwise renewed. The following table presents a summary of revenue earned and/or cash received from the REITs in connection with providing services as the advisor to the REITs (in thousands):

	Three Months Ended March 31,
	2012	2011
Asset management revenue (a)	$15,602	$19,820
Structuring revenue (b)	7,638	15,945
Wholesaling revenue (c)	3,787	3,280
Reimbursed costs from affiliates (c)	18,737	17,719
Distributions of available cash (d)	6,974	1,815
Deferred revenue earned (e)	2,123	-
	$54,861	$58,579

__________

  We earn asset management revenue from each REIT, which is based on average invested assets and is calculated according to the advisory agreement with each REIT. For CPA®:16 – Global prior to its merger with Corporate Property Associates 14 Incorporated (“CPA®:14”) in May 2011 (the “CPA®:14/16 Merger”) and for CPA®:15, this revenue generally totals 1% per annum, with a portion of this revenue, or 0.5%, contingent upon the achievement of specific performance criteria. For CPA®:16 – Global subsequent to the CPA®:14/16 Merger, we earn asset management revenue of 0.5% of average invested assets. For CPA®:17 – Global, we earn asset management revenue ranging from 0.5% of average market value for long-term net leases and certain other types of real estate investments up to 1.75% of average equity value for certain type of securities. For CWI, we earn asset management revenue of 0.5% of the average market value of lodging-related investments. We do not earn performance revenue from CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger, from CPA®:16 – Global, but we receive up to 10% of distributions of available cash from their operating partnerships. Under the terms of the advisory agreements, we may elect to receive cash or shares for any revenue from each REIT. In 2012, we elected to receive all asset management and performance revenue from CPA®:15 in cash, while for CPA®:16 – Global, we elected to receive 50% of asset management revenue in shares with the remaining 50% payable in cash. For CPA®:17 – Global and CWI, we elected to receive asset management revenue in their shares.
  We earn revenue in connection with structuring and negotiating investments and related mortgage financing for the REITs. We may receive acquisition revenue of up to 4.5% of the total cost of all investments made by the CPA® REITs. A portion of this revenue (generally 2.5%) is paid when the transaction is completed, while the remainder (generally 2%) is payable in annual installments. For CWI, we earn initial acquisition revenue of 2.5% of the total investment cost of the properties acquired and loans originated by us not to exceed 6% of the aggregate contract purchase price of all investments and loans and we do not earn deferred acquisition revenue.

Unpaid transaction fees, including accrued interest, are included in Due from affiliates in the consolidated financial statements. Unpaid transaction fees bear interest at annual rates ranging from 5% to 7%. The following tables present the amount of unpaid transaction fees and interest earned on these fees (in thousands):

	March 31, 2012	December 31, 2011
Unpaid deferred acquisition fees	$24,604	$29,410

	Three Months Ended March 31,
	2012	2011
Interest earned on unpaid deferred acquisition fees	$482	$332

  The REITs reimburse us for certain costs, primarily broker/dealer commissions paid on behalf of the REITs and marketing and personnel costs. In addition, we earn a selling commission of up to $0.65 per share sold and a dealer manager fee of up to $0.35 per share sold from CPA®:17 – Global. We also receive a selling commission of up to $0.70 per share sold and a dealer manager fee of up to $0.30 per share sold from CWI. We re-allow all or a portion of the dealer manager fees to selected dealers in the offerings. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Additionally, we earned a wholesaling fee of $0.15 per share sold in connection with CPA® 17 – Global's initial public offering through April 7, 2011. We do not earn a wholesaling fee in connection with CPA® 17 – Global's follow-on offering. Pursuant to the advisory agreement, upon reaching the minimum offering amount of $10.0 million on March 3, 2011, CWI became obligated to reimburse us for all organization costs and a portion of offering costs incurred in connection with its offering, up to a maximum amount (excluding selling commissions and the dealer manager fee) of 2% of the gross proceeds of its offering and distribution reinvestment plan. Through March 31, 2012, we have incurred organization and offering costs on behalf of CWI of approximately $5.1 million. However, at March 31, 2012, CWI was only obligated to reimburse us $1.2 million of these costs because of the 2% limitation described above, and $0.3 million had been reimbursed as of that date.
  We receive distributions of our proportionate shares of earnings up to 10% of available cash, as defined in the respective advisory agreements, from the operating partnerships of CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger in May 2011, CPA®:16 – Global. Amounts in the table above relate to CPA®:16 – Global and CPA®:17 – Global only. We have not yet earned or received any distributions of our proportionate share of earnings from CWI's operating partnership because CWI had no available cash.
  In connection with the CPA®:14/16 Merger, we acquired a special member interest in CPA®:16 – Global's operating partnership during the second quarter of 2011. We initially recorded this special member interest at its fair value to be amortized into earnings over the expected period of performance.

Other Transactions with Affiliates

Proposed Merger

On February 17, 2012, we and CPA®:15 entered into a definitive agreement pursuant to which CPA®:15, our subsidiary W. P. Carey Inc. and other parties thereto pursuant to which, through a series of transactions, W. P. Carey Inc. will acquire CPA®:15 as an indirect subsidiary. In connection with the Proposed Merger, W. P. Carey Inc. filed a registration statement with the SEC regarding the shares of common stock to be issued to shareholders of CPA®:15 in the Proposed Merger. Special meetings will be scheduled to obtain the approval of CPA®:15's shareholders of the Proposed Merger and the approval of our shareholders of the Proposed Merger and the Proposed REIT Reorganization. The closing of the Proposed Merger is subject to customary closing conditions. If the Proposed Merger is approved and the other closing conditions are met, we currently expect that the closing will occur by the third quarter of 2012, although there can be no assurance of such timing.

At March 31, 2012, CPA®:15's portfolio was comprised of full or partial ownership interests in 313 properties, substantially all of which were triple-net leased to 76 tenants, and totaled approximately 28 million square foot (on a pro rata basis), with an occupancy rate of approximately 99%. At March 31, 2012, the leases had an average remaining life of 10.1 years and an estimated annual contractual minimum base rent of $226.8 million (on a pro rata basis). We expect to assume the related property debt comprised of 72 fixed-rate and eight variable-rate non-recourse mortgage loans with an estimated aggregate fair value of $1.2 billion and a weighted-average annual interest rate of 5.7% at March 31, 2012 (on a pro rata basis). During the quarter ended March 31, 2012, we earned $6.3 million in fees from CPA®:15 and recognized $1.1 million in equity earnings based on our ownership of shares in CPA®:15.

In the Proposed Merger, CPA®:15 shareholders will be entitled to receive $1.25 in cash and 0.2326 shares of our common stock for each share of CPA®:15 common stock owned, which equated to $11.73 per share of CPA®:15 common stock based on our $45.07 per share closing price as of February 17, 2012, the date that the merger agreement was signed. The estimated total Proposed Merger consideration includes cash of approximately $151.8 million and the issuance of approximately 28,241,000 of our shares, based on the total shares of CPA®:15 outstanding of 131,566,206, of which 10,153,074 shares were owned by us, on February 17, 2012. As a condition of the Proposed Merger, we have agreed to waive the subordinated disposition and termination fees we would be entitled to receive from CPA®:15 upon its liquidation pursuant to the terms of our advisory agreement.

We have also obtained a commitment from various lenders for a $175.0 million term loan as part of our existing credit facility in order to pay for the cash portion of the consideration in the Proposed Merger, which expires on the earlier of the termination or closing of the Proposed Merger or September 30, 2012. The commitment letters are subject to a number of closing conditions, including the lenders' satisfactory completion of due diligence and determination that no material adverse change has occurred, and there can be no assurance that we will be able to obtain the term loan on acceptable terms or at all.

Upon approval of the Proposed Merger and immediately prior thereto, we intend to reorganize as a real estate investment trust. The Proposed REIT Reorganization is an internal reorganization of our corporate structure into a real estate investment trust to hold substantially all of our real estate assets attributable to our Real Estate Ownership segment, including the assets held by CPA®:15, while the activities conducted by our Investment Management segment subsidiaries will be organized under TRSs.

Other

We are the general partner in a limited partnership (which we consolidate for financial statement purposes) that leases our home office space and participates in an agreement with certain affiliates, including the REITs, for the purpose of leasing office space used for the administration of our operations and the operations of our affiliates and for sharing the associated costs. This limited partnership does not have any significant assets, liabilities or operations other than its interest in the office lease. The average estimated minimum lease payment for the office lease, inclusive of noncontrolling interests, at March 31, 2012 approximates $3.0 million annually through 2016. The table below presents income from noncontrolling interest partners related to reimbursements from these affiliates (in thousands):

	Three Months Ended March 31,
	2012	2011
Income from noncontrolling interest partners	$727	$644

The following table presents deferred rent due to affiliates related to this limited partnership, which are included in Accounts payable, accrued expenses and other liabilities in the consolidated balance sheets (in thousands):

	March 31, 2012	December 31, 2011
Deferred rent due to affiliates	$776	$798

We own interests in entities ranging from 5% to 95%, as well as jointly-controlled tenancy-in-common interests in properties, with the remaining interests generally held by affiliates, and own common stock in each of the REITs. We consolidate certain of these investments and account for the remainder under the equity method of accounting.

One of our directors and officers is the sole shareholder of Livho, a subsidiary that operates a hotel investment. We consolidate the accounts of Livho in our consolidated financial statements because it is a VIE and we are its primary beneficiary.

Family members of one of our directors have an ownership interest in certain companies that own noncontrolling interests in one of our French majority-owned subsidiaries. These ownership interests are subject to substantially the same terms as all other ownership interests in the subsidiary companies.

An employee owns a redeemable noncontrolling interest (Note 12) in W. P. Carey International LLC (“WPCI”), a subsidiary company that structures net lease transactions on behalf of the CPA® REITs outside of the U.S., as well as certain related entities.

In February 2011, we loaned $90.0 million at an annual interest rate of 1.15% to CPA®:17 – Global, which was repaid on April 8, 2011, its maturity date. In connection with this loan, we received interest income from CPA®:17 – Global totaling $0.2 million during the three months ended March 31, 2011.

Note 3. Agreements and Transactions with Related Parties

Advisory Agreements with the REITs

We have advisory agreements with each of the REITs pursuant to which we earn certain fees or are entitled to receive distributions of cash flow. In connection with CPA®:16 – Global's internal reorganization on May 2, 2011 following the CPA®:14/16 Merger, we entered into an amended and restated advisory agreement with CPA®:16 – Global (see “CPA®:16 – Global UPREIT Reorganization” below). The CPA® REIT advisory agreements, which were scheduled to expire on September 30, 2011, were extended twice for three-month periods since that date and are currently scheduled to expire on March 31, 2012 unless otherwise extended. The CWI advisory agreement, which was also scheduled to expire on September 30, 2011, was renewed for an additional year pursuant to its terms, effective as of October 1, 2011. The following table presents a summary of revenue earned and/or cash received from the REITs in connection with providing services as the advisor to the REITs (in thousands):

	Years Ended December 31,
	2011	2010	2009
Asset management revenue	$66,808	$76,246	$76,621
Reimbursed costs from affiliates	64,829	60,023	47,534
Incentive, termination and subordinated disposition revenue	52,515	-	-
Structuring revenue	46,831	44,525	23,273
Wholesaling revenue	11,664	11,096	7,691
Distributions of available cash	15,535	4,468	2,160
Deferred revenue earned	5,662	-	-
	$263,844	$196,358	$157,279

Asset Management Revenue

We earn asset management revenue from each REIT, which is based on average invested assets and is calculated according to the advisory agreement for each REIT. For CPA®:16 – Global prior to the CPA®:14/16 Merger and for CPA®:15, this revenue generally totaled 1% per annum, with a portion of this revenue, or 0.5%, contingent upon the achievement of specific performance criteria. For CPA®:16 – Global subsequent to the CPA®:14/16 Merger, we earn asset management revenue of 0.5% of average invested assets. For CPA®:17 – Global, we earn asset management revenue ranging from 0.5% of average market value for long-term net leases and certain other types of real estate investments up to 1.75% of average equity value for certain types of securities. For CWI, we earn asset management revenue of 0.5% of the average market value of lodging-related investments. We do not earn performance revenue from CPA®:17 – Global, CWI and, subsequent to the CPA®:14/16 Merger, from CPA®:16 – Global.

Under the terms of the advisory agreements, we may elect to receive cash or shares of stock for any revenue due from each REIT. In both 2011 and 2010, we elected to receive all asset management revenue in cash, with the exception of the asset management revenue received from CPA®:17 – Global and CPA®:16 – Global subsequent to the CPA®:14/16 Merger, which we elected to receive in shares. For both 2011 and 2010, we also elected to receive performance revenue from CPA®:16 – Global prior to the CPA®:14/16 Merger in shares, while for CPA®:14 prior to CPA®:14/16 Merger and CPA®:15 we elected to receive 80% of all performance revenue in shares, with the remaining 20% payable in cash.

Reimbursed Costs from Affiliates and Wholesaling Revenue

The REITs reimburse us for certain costs, primarily broker-dealer commissions paid on behalf of the REITs and marketing and personnel costs. Under the terms of a sales agency agreement between our wholly-owned broker-dealer subsidiary and CPA®:17 – Global, we earn a selling commission of up to $0.65 per share sold and a dealer manager fee of up to $0.35 per share sold. We re-allow all or a portion of the selling commissions to selected dealers participating in CPA®:17 – Global's offering and may re-allow up to the full selected dealer revenue to selected dealers. In addition, our wholly-owned broker-dealer subsidiary entered into a dealer manager agreement with CWI, whereby we receive a selling commission of up to $0.70 per share sold and a dealer manager fee of up to $0.30 per share sold, a portion of which may be re-allowed to the selected broker dealers. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Total underwriting compensation earned in connection with CPA®:17 – Global and CWI's offerings, including selling commissions, selected dealer revenue, wholesaling revenue and reimbursements made by us to selected dealers, cannot exceed the limitations prescribed by the Financial Industry Regulatory Authority, Inc. The limit on underwriting compensation is currently 10% of gross offering proceeds. We may also be reimbursed for reasonable bona fide due diligence expenses incurred which are supported by a detailed and itemized invoice. Such reimbursements are subject to the limitations on organization and offering expenses described above.

Pursuant to our advisory agreement with CWI, upon reaching the minimum offering amount of $10.0 million on March 3, 2011, CWI became obligated to reimburse us for all organization and a portion of offering costs incurred in connection with its offering, up to a maximum amount (excluding selling commissions and the dealer manager fee) of 2% of the gross proceeds of its offering and distribution reinvestment plan. Through December 31, 2011, we have incurred organization and offering costs on behalf of CWI of approximately $5.1 million. However, at December 31, 2011, CWI was only obligated to reimburse us $0.9 million of these costs because of the 2% limitation described above, and no such costs had been reimbursed as of that date because CWI had no available cash.

Incentive, Termination and Subordinated Disposition Revenue

We earn revenue related to the disposition of properties by the REITs, subject to subordination provisions, which will only be recognized as the relevant conditions are met. Such revenue may include subordinated disposition revenue of no more than 3% of the value of any assets sold, payable only after shareholders have received back their initial investment plus a specified preferred return, and subordinated incentive revenue of 15% of the net cash proceeds distributable to shareholders from the disposition of properties, after recoupment by shareholders of their initial investment plus a specified preferred return. We may also, in connection with the termination of the advisory agreements for the REITs, be entitled to a termination payment based on the amount by which the fair value of a REITs' properties, less indebtedness, exceeds investors' capital plus a specified preferred return.

We waived any acquisition fees payable by CPA®:16 – Global under its advisory agreement with us in respect of the properties it acquired in the CPA®:14/16 Merger and also waived any disposition fees that may subsequently be payable by CPA®:16 – Global upon a sale of such assets. As the advisor to CPA®:14, we earned acquisition fees related to those properties when they were acquired by CPA®:14 and disposition fees on those properties to CPA®:16 – Global by CPA®:14 in the CPA®:14/16 Merger and, as a result, we and CPA®:16 – Global agreed that we should not receive fees upon the acquisition or disposition of the same properties by CPA®:16 – Global. As a condition of the Proposed Merger, we have agreed to waive our subordinated disposition and termination fees from CPA®:15.

Structuring Revenue

Under the terms of the advisory agreements, we earn revenue in connection with structuring and negotiating investments and related financing for the REITs, which we call acquisition revenue. We may receive acquisition revenue of up to an average of 4.5% of the total cost of all investments made by each CPA® REIT. A portion of this revenue (generally 2.5%) is paid when the transaction is completed, while the remainder (generally 2%) is payable in annual installments ranging from three to eight years, provided the relevant CPA® REIT meets its performance criterion. For certain types of non-long term net lease investments acquired on behalf of CPA®:17 – Global, initial acquisition revenue may range from 0% to 1.75% of the equity invested plus the related acquisition revenue, with no deferred acquisition revenue being earned. For CWI, we earn initial acquisition revenue of 2.5% of the total investment cost of the properties acquired and loans originated by us not to exceed 6% of the aggregate contract purchase price of all investments and loans with no deferred acquisition revenue being earned. We may also be entitled, subject to the REIT board approval, to fees for structuring loan refinancing of up to 1% of the principal amount. This loan refinancing revenue, together with the acquisition revenue, is referred to as structuring revenue.

Unpaid transaction fees, including accrued interest, are included in Due from affiliates in the consolidated financial statements. Unpaid transaction fees bear interest at annual rates ranging from 5% to 7%. The following tables present the amount of unpaid transaction fees and interest earned on these fees (in thousands):

		At December 31, 2011	At December 31, 2010
Unpaid deferred acquisition fees		$29,410	$31,419

	Years Ended December 31,
	2011	2010	2009
Interest earned on unpaid deferred acquisition fees	$1,332	$1,136	$1,534

Distributions of Available Cash and Deferred Revenue Earned

We receive distributions of our proportionate share of earnings up to 10% of available cash from CPA®:17 – Global, CWI, and after the UPREIT reorganization, CPA®:16 – Global, as defined in the respective advisory agreements, from their operating partnerships. As discussed under “CPA®:16 – Global UPREIT Reorganization” below, we acquired the Special Member Interest in CPA®:16 – Global's operating partnership for $0.3 million during the second quarter of 2011. We recorded the Special Member Interest at its fair value of $28.3 million, which is net of approximately $6.0 million related to our ownership interest in CPA®:16 – Global that was eliminated in our consolidated financial statement, to be amortized into earnings over the expected period of performance. Cash distributions of our proportionate share of earnings from the CPA®:16 – Global and CPA®:17 – Global operating partnerships as well as deferred revenue earned from our Special Member Interest in CPA®:16 – Global's operating partnership are recorded as Income from equity investments in real estate and the REITs within the Investment Management segment. We have not yet received any cash distributions of our proportionate share of earnings from CWI's operating partnership because CWI had no earnings through December 31, 2011.

Other Transactions with Affiliates

CPA®:14/16 Merger

On May 2, 2011, CPA®:14 merged with and into a subsidiary of CPA®:16 – Global. In connection with the CPA®:14/16 Merger, on May 2, 2011, we purchased the remaining interests in three ventures from CPA®:14, in which we already had a partial ownership interest, for an aggregate purchase price of $31.8 million, plus the assumption of $87.6 million of indebtedness (Note 4). The purchase price was based on the appraised values of the ventures' underlying properties and debt.

In the CPA®:14/16 Merger, CPA®:14 shareholders were entitled to receive $11.50 per share, which was equal to the estimated NAV of CPA®:14 as of September 30, 2010. For each share of CPA®:14 stock owned, each CPA®:14 shareholder received a $1.00 per share special cash dividend and a choice of either (i) $10.50 in cash or (ii) 1.1932 shares of CPA®:16 – Global. The merger consideration of $954.5 million was paid by CPA®:16 – Global, including payment of $444.0 million to liquidating shareholders and issuing 57,365,145 shares of common stock with a fair value of $510.5 million on the date of closing to shareholders of CPA®:14 in exchange for 48,076,723 shares of CPA®:14 common stock. The $1.00 per share special cash distribution, totaling $90.4 million in the aggregate, was funded from the proceeds of the CPA®:14 Asset Sales. In connection with the CPA®:14/16 Merger, we agreed to purchase a sufficient number of shares of CPA®:16 – Global common stock from CPA®:16 – Global to enable it to pay the merger consideration if the cash on hand and available to CPA®:14 and CPA®:16 – Global, including the proceeds of the CPA®:14 Asset Sales and a new $320.0 million senior credit facility of CPA®:16 – Global, were not sufficient. Accordingly, we purchased 13,750,000 shares of CPA®:16 – Global on May 2, 2011 for $121.0 million, which we funded, along with other obligations, with cash on hand and $121.4 million drawn on our then-existing unsecured line of credit.

Upon consummation of the CPA®:14/16 Merger, we earned revenues of $31.2 million in connection with the termination of the advisory agreement with CPA®:14 and $21.3 million of subordinated disposition revenues. We elected to receive our termination revenue in 2,717,138 shares of CPA®:14, which were exchanged into 3,242,089 shares of CPA®:16 – Global in the CPA®:14/16 Merger. In addition, we received $11.1 million in cash as a result of the $1.00 per share special cash distribution paid by CPA®:14 to its shareholders. Upon closing of the CPA®:14/16 Merger, we received 13,260,091 shares of common stock of CPA®:16 – Global in respect of our shares of CPA®:14.

CAM waived any acquisition fees payable by CPA®:16 – Global under its advisory agreement with CAM in respect of the properties acquired in the CPA®:14/16 Merger and also waived any disposition fees that may subsequently be payable by CPA®:16 – Global upon a sale of such assets. As the advisor to CPA®:14, CAM earned acquisition fees related to those properties acquired by CPA®:14 and disposition fees on those properties upon the liquidation of CPA®:14 and, as a result, CAM and CPA®:16 – Global agreed that CAM should not receive fees upon the acquisition or disposition of the same properties by CPA®:16 – Global.

CPA®:16 – Global UPREIT Reorganization

Immediately following the CPA®:14/16 Merger on May 2, 2011, CPA®:16 – Global completed an internal reorganization whereby CPA®:16 – Global formed an UPREIT, which was approved by CPA®:16 – Global shareholders in connection with the CPA®:14/16 Merger. In connection with the formation of the UPREIT, CPA®:16 – Global contributed substantially all of its assets and liabilities to an operating partnership in exchange for a managing member interest and units of membership interest in the operating partnership, which together represent a 99.985% capital interest of the Managing Member. Through Carey REIT III, we acquired a Special Member Interest of 0.015% in the operating partnership for $0.3 million, entitling us to receive certain profit allocations and distributions of cash.

As consideration for the Special Member Interest, we amended our advisory agreement with CPA®:16 – Global to give effect to this UPREIT reorganization and to reflect a revised fee structure whereby (i) our asset management fees are prospectively reduced to 0.5% from 1.0% of the asset value of a property under management, (ii) the former 15% subordinated incentive fee and termination fees have been eliminated and replaced by (iii) a 10% Special General Partner Available Cash Distribution and (iv) the 15% Final Distribution, each defined below. The sum of the new 0.5% asset management fee and the Available Cash Distribution is expected to be lower than the original 1.0% asset management fee; accordingly, the Available Cash Distribution is contractually limited to 0.5% of the value of CPA®:16 – Global's assets under management. However, the amount of after-tax cash we receive pursuant to this revised structure is anticipated to be greater than the amount we received under the previous arrangement. The fee structure related to initial acquisition fees, subordinated acquisition fees and subordinated disposition fees for CPA®:16 – Global remains unchanged.

As Special General Partner, we are entitled to 10% of the operating partnership's available cash (the “Available Cash Distribution”), which is defined as the operating partnership's cash generated from operations, excluding capital proceeds, as reduced by operating expenses and debt service, excluding prepayments and balloon payments. We may elect to receive our Available Cash Distribution in shares of CPA®:16 – Global's common stock. In the event of a capital transaction such as a sale, exchange, disposition or refinancing of CPA®:16 – Global's assets, we are also entitled to receive a Final Distribution equal to 15% of residual returns after giving effect to a 100% return of the Managing Member's invested capital plus a 6% priority return.

We recorded the Special Member Interest as an equity investment at its fair value of $28.3 million and an equal amount of deferred revenues (Note 6), which is net of approximately $6.0 million related to our ownership interest of approximately 17.5% in CPA®:16 – Global that was eliminated in our consolidated financial statements. We will recognize the deferred revenue earned from our Special Member Interest in CPA®:16 – Global's operating partnership into earnings on a straight-line basis over the expected period of performance, which is currently estimated at three years based on the stated intended life of CPA®:16 – Global as described in its offering documents. The amount of deferred revenue recognized during the year ended December 31, 2011 was $5.7 million, which is net of $0.6 million in amortization associated with the basis differential generated by the Special Member Interest in CPA®:16 – Global's operating partnership and our underlying claim on the net assets of CPA®:16 – Global. We determined the fair value of the Special Member Interest based upon a discounted cash flow model, which included assumptions related to estimated future cash flows of CPA®:16 – Global and the estimated duration of the fee stream of three years. The equity investment is evaluated for impairment consistent with the policy described in Note 2.

Other

We are the general partner in a limited partnership (which we consolidate for financial statement purposes) that leases our office space and participates in an agreement with certain affiliates, including the REITs, for the purpose of leasing office space used for the administration of our operations and the operations of our affiliates and for sharing the associated costs. This limited partnership does not have any significant assets, liabilities or operations other than its interest in the office lease. The average estimated minimum lease payments for the office lease, inclusive of noncontrolling interests, at December 31, 2011 approximates $3.0 million annually through 2016. The table below presents income from noncontrolling interest partners related to reimbursements from these affiliates (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income from noncontrolling interest partners	$2,542	$2,372	$2,374

The following table presents deferred rent due to affiliates related to this limited partnership, which are included in Accounts payable, accrued expenses and other liabilities in the consolidated balance sheets (in thousands):

	December 31,
	2011	2010
Deferred rent due to affiliates	$798	$854

We own interests in entities ranging from 5% to 95%, as well as jointly-controlled tenancy-in-common interests in properties, with the remaining interests generally held by affiliates, and own common stock in each of the REITs. We consolidate certain of these investments and account for the remainder under the equity method of accounting.

One of our directors and officers is the sole shareholder of Livho, a subsidiary that operates a hotel investment. We consolidate the accounts of Livho in our consolidated financial statements because it is a VIE and we are its primary beneficiary.

A family member of one of our directors has an ownership interest in certain companies that own a noncontrolling interest in one of our French majority-owned subsidiaries. This ownership interest is subject to substantially the same terms as all other ownership interests in the subsidiary companies.

An officer owns a redeemable noncontrolling interest (Note 13) in W. P. Carey International LLC (“WPCI”), a subsidiary that structures net lease transactions on behalf of the CPA® REITs outside of the U.S., as well as certain related entities.

In February 2011, we loaned $90.0 million at an annual interest rate of 1.15% to CPA®:17 – Global, which was repaid on April 8, 2011. In May 2011, we loaned $4.0 million at an annual interest rate equal to LIBOR plus 2.5% to CWI, which was repaid on June 6, 2011. In September 2011, we loaned $2.0 million at an annual interest rate equal to LIBOR plus 0.9% to CWI, of which $1.0 million was repaid on September 13, 2011 and the remaining $1.0 million was repaid on October 6, 2011. All of these loans were repaid by or before their respective maturity dates. In connection with these loans, we received interest income totaling $0.2 million during the year ended December 31, 2011.

Net Investments in Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Investments in Properties [Abstract]
Net Investments in Properties

Note 4. Net Investments in Properties

Real Estate

Real estate, which consists of land and buildings leased to others, at cost, and which are subject to operating leases, is summarized as follows (in thousands):

	March 31, 2012	December 31, 2011
Land	$107,277	$111,483
Buildings	506,775	534,999
Less: Accumulated depreciation	(108,245)	(118,054)
	$505,807	$528,428

We did not acquire real estate assets or record any related intangible assets during the three months ended March 31, 2012. Assets disposed of and reclassified as held-for-sale during this period are disclosed in Note 15. Impairment charges recognized on these properties are discussed below. The U.S. dollar weakened against the Euro, as the end-of-period rate for the U.S. dollar in relation to the Euro at March 31, 2012 increased by 3% to $1.3339 from $1.2950 at December 31, 2011. The impact of this weakening was a $2.0 million increase in Real estate from December 31, 2011 to March 31, 2012.

Operating Real Estate

Operating real estate, which consists primarily of our investments in 21 self-storage properties through Carey Storage and our Livho hotel subsidiary, at cost, is summarized as follows (in thousands):

	March 31, 2012	December 31, 2011
Land	$24,031	$24,031
Buildings	85,876	85,844
Less: Accumulated depreciation	(17,836)	(17,121)
	$92,071	$92,754

Impairment Charges

We periodically assess whether there are any indicators that the value of our real estate investments may be impaired or that their carrying value may not be recoverable. For investments in real estate in which an impairment indicator is identified, we follow a two-step process to determine whether the investment is impaired and to determine the amount of the charge. First, we compare the carrying value of the real estate to the future net undiscounted cash flow that we expect the real estate will generate, including any estimated proceeds from the eventual sale of the real estate. If this amount is less than the carrying value, the real estate is considered to be impaired, and we then measure the loss as the excess of the carrying value of the real estate over the estimated fair value of the real estate, which is primarily determined using market information such as recent comparable sales or broker quotes. If relevant market information is not available or is not deemed appropriate, we perform a future net cash flow analysis discounted for inherent risk associated with each investment.

During the three months ended March 31, 2012, we recognized impairment charges totaling $3.3 million on two vacant properties, which are currently classified as Real estate on the consolidated balance sheet, in order to reduce the carrying value of the properties to their estimated fair values, which approximated their estimated selling prices. As of the date of this Report, these properties are being marketed for sale, although there can be no assurance that we will be able to sell these properties at acceptable prices or at all.

Other

In connection with our prior acquisitions of properties, we have recorded net lease intangibles of $71.7 million, which are being amortized over periods ranging from one year to 40 years. In-place lease, tenant relationship and above-market rent intangibles are included in Intangible assets and goodwill, net in the consolidated financial statements. Below-market rent intangibles are included in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements. Amortization of below-market and above-market rent intangibles is recorded as an adjustment to Lease revenues, while amortization of in-place lease and tenant relationship intangibles is included in Depreciation and amortization. Net amortization of intangibles, including the effect of foreign currency translation, was $1.3 million and $0.5 million for the three months ended March 31, 2012 and 2011, respectively.

Note 4. Net Investments in Properties

Real Estate

Real estate, which consists of land and buildings leased to others, at cost, and which are subject to operating leases, is summarized as follows (in thousands):

	December 31,
	2011	2010
Land	$111,483	$111,660
Buildings	534,999	448,932
Less: Accumulated depreciation	(118,054)	(108,032)
	$528,428	$452,560

Real Estate Acquired During 2011 — As discussed in Note 3, in connection with the CPA®:14/16 Merger in May 2011, we purchased the remaining interests in certain ventures, in which we already had a joint interest, from CPA®:14 as part of the CPA®:14 Asset Sales. These three ventures, which lease properties to Checkfree, Federal Express and Amylin, had an aggregate fair value of $174.8 million at the date of acquisition. Prior to this purchase, we had consolidated the Checkfree venture and accounted for the Federal Express and Amylin ventures under the equity method. As part of the transaction, we assumed the related non-recourse mortgages on the Federal Express and Amylin ventures. These two mortgages and the mortgage on the Checkfree venture had an aggregate fair value of $117.1 million at the date of acquisition (Note 11). Amounts provided are the total amounts attributable to the venture properties and do not represent the proportionate share that we purchased. Upon acquiring the remaining interests in the ventures leased to Federal Express and Amylin, we owned 100% of these ventures and accounted for these acquisitions as step acquisitions utilizing the purchase method of accounting. Due to the change in control of the ventures that occurred, and in accordance with ASC 810 involving a step acquisition where control is obtained and there is a previously held equity interest, we recorded an aggregate gain of approximately $27.9 million related to the difference between our respective carrying values and the fair values of our previously held interests on the acquisition date. Subsequent to our acquisition, we consolidate all of these wholly-owned ventures. The consolidation of these ventures resulted in an increase of $90.2 million and $40.8 million to Real estate, net and net lease intangibles, respectively, in May 2011.

During 2011, we reclassified real estate with a net carrying value of $17.9 million to Real estate in connection with an out-of-period adjustment (Note 2).

Real Estate Acquired During 2010 — In February 2010, we entered into a domestic investment that was deemed to be a real estate asset acquisition at a total cost of $47.6 million and capitalized acquisition-related costs of $0.1 million. We funded the investment with the escrowed proceeds of $36.1 million from a sale of property in December 2009 in an exchange transaction under Section 1031 of the Internal Revenue Code and $11.5 million from our line of credit.

In June 2010, a venture in which we and an affiliate hold 70% and 30% interests, respectively, and which we consolidate, entered into an investment in Spain for a total cost of $27.2 million, inclusive of a noncontrolling interest of $8.4 million. We funded our share of the purchase price with proceeds from our prior line of credit. In connection with this transaction, which was deemed to be a real estate asset acquisition, we capitalized acquisition-related costs and fees totaling $1.0 million, inclusive of amounts attributable to a noncontrolling interest of $0.6 million. Dollar amounts are based on the exchange rate of the Euro on the date of acquisition.

Operating Real Estate

Operating real estate, which consists primarily of our investments in 21 self-storage properties through Carey Storage and our Livho hotel subsidiary, at cost, is summarized as follows (in thousands):

	December 31,
	2011	2010
Land	$24,031	$24,030
Buildings	85,844	85,821
Less: Accumulated depreciation	(17,121)	(14,280)
	$92,754	$95,571

In January 2009, Carey Storage completed a transaction whereby it received cash proceeds of $21.9 million, plus a commitment to invest up to a further $8.1 million of equity, from the Investor to fund the purchase of self-storage assets in the future in exchange for an interest of approximately 60% in its self-storage portfolio (“Carey Storage Venture”). We reflect the Carey Storage Venture's operations in our Real Estate Ownership segment. Costs totaling $1.0 million incurred in structuring the transaction and bringing in the Investor into these operations were reflected in General and administrative expenses in our Investment Management segment during 2009. Prior to September 2010, we accounted for this transaction under the profit-sharing method because Carey Storage had a contingent option to repurchase this interest from the Investor at fair value. During the third quarter of 2010, Carey Storage amended its agreement with the Investor to, among other matters, remove the contingent purchase option in the original agreement. However, Carey Storage retained a controlling interest in the Carey Storage Venture. As of September 30, 2010, we have reclassified the Investor's interest from Accounts payable, accrued expenses and other liabilities to Noncontrolling interests on our consolidated balance sheet.

Operating Real Estate Acquired During 2010 — During 2010, the Carey Storage Venture and an entity owned 100% by Carey Storage acquired eight self-storage properties in the U.S. at a total cost of $22.0 million, inclusive of amounts attributable to the Investor's interest of $11.5 million. These investments were deemed to be business combinations, and as a result, Carey Storage expensed acquisition-related costs of $0.4 million, inclusive of amounts attributable to the Investor's interest of $0.2 million.

Scheduled Future Minimum Rents

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinued operations, exclusive of renewals and expenses paid by tenants and future CPI-based increases under non-cancelable operating leases, at December 31, 2011 are as follows (in thousands):

Years Ending December 31,	Total
2012	$61,734
2013	59,039
2014	56,844
2015	49,094
2016	40,352

Finance Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Finance Receivables [Abstract]
Finance Receivables

Note 5. Finance Receivables

Assets representing rights to receive money on demand or at fixed or determinable dates are referred to as finance receivables. Our finance receivable portfolios consist of our Net investments in direct financing leases and deferred acquisition fees. Operating leases are not included in finance receivables as such amounts are not recognized as an asset in the consolidated balance sheets.

Deferred Acquisition Fees Receivable

As described in Note 3, we earn revenue in connection with structuring and negotiating investments and related mortgage financing for the REITs. A portion of this revenue is due in equal annual installments ranging from three to four years, provided the REITs meet their respective performance criteria. Unpaid deferred installments, including accrued interest, from all of the REITs were included in Due from affiliates in the consolidated financial statements.

Credit Quality of Finance Receivables

We generally seek investments in facilities that we believe are critical to a tenant's business and that we believe have a low risk of tenant defaults. At March 31, 2012 and December 31, 2011, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest. The credit quality evaluation of our tenant receivables was last updated in the first quarter of 2012. We believe the credit quality of our deferred acquisition fees receivable falls under category 1, as the REITs are expected to have the available cash to make such payments.

A summary of our finance receivables by internal credit quality rating for the periods presented is as follows (dollars in thousands):

	Number of Tenants at		Net Investments in Direct Financing Leases at
Internal Credit Quality Indicator	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
1	8	8	$46,576	$46,694
2	2	2	11,488	11,306
3	0	0	-	-
4	0	0	-	-
5	0	0	-	-
			$58,064	$58,000

At both March 31, 2012 and December 31, 2011, Other assets, net included less than $0.1 million of accounts receivable related to amounts billed under these direct financing leases.

Note 5. Finance Receivables

Assets representing rights to receive money on demand or at fixed or determinable dates are referred to as finance receivables. Our finance receivable portfolios consist of our Net investments in direct financing leases and deferred acquisition fees. Operating leases are not included in finance receivables as such amounts are not recognized as an asset in the consolidated balance sheets.

Net Investment in Direct Financing Leases

Net investment in direct financing leases is summarized as follows (in thousands):

	December 31,
	2011	2010
Minimum lease payments receivable	$29,986	$57,380
Unguaranteed residual value	57,218	75,595
	87,204	132,975
Less: unearned income	(29,204)	(56,425)
	$58,000	$76,550

During the years ended December 31, 2010 and 2009, in connection with our annual reviews of our estimated residual values of our properties, we recorded impairment charges related to several direct financing leases of $1.1 million and $2.6 million, respectively. Impairment charges related primarily to other-than-temporary declines in the estimated residual values of the underlying properties due to market conditions (Note 10). In the fourth quarter of 2011, we also recorded $1.6 million in connection with an out-of-period adjustment (Note 2). At December 31, 2011 and 2010, Other assets, net included less than $0.1 million and $0.3 million, respectively, of accounts receivable related to amounts billed under these direct financing leases.

During 2011, we reclassified $17.6 million out of Net investments in direct financing leases in connection with an out-of-period adjustment (Note 2).

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinued operations, exclusive of renewals and expenses paid by tenants, percentage of sales rents and future CPI-based adjustments, under non-cancelable direct financing leases at December 31, 2011 are as follows (in thousands):

Years Ending December 31,	Total
2012	$7,999
2013	7,777
2014	5,364
2015	2,831
2016	2,078

Deferred Acquisition Fees Receivable

As described in Note 3, we earn revenue in connection with structuring and negotiating investments and related mortgage financing for the REITs. A portion of this revenue is due in equal annual installments ranging from three to four years, provided the relevant CPA® REIT meets its performance criterion. Unpaid deferred installments, including accrued interest, from all of the CPA® REITs were included in Due from affiliates in the consolidated financial statements.

Credit Quality of Finance Receivables

We generally seek investments in facilities that we believe are critical to a tenant's business and that we believe have a low risk of tenant defaults. At December 31, 2011 and 2010, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest. The credit quality evaluation of our tenant receivables was last updated in the fourth quarter of 2011. We believe the credit quality of our deferred acquisition fees receivable falls under category 1, as all of the CPA® REITs are expected to have the available cash to make such payments.

A summary of our finance receivables by internal credit quality rating for the periods presented is as follows (dollars in thousands):

	Number of Tenants		Net Investments in Direct Financing Leases
	at December 31,		at December 31,
Internal Credit Quality Indicator	2011	2010	2011	2010
1	8	9	$46,694	$49,533
2	2	5	11,306	24,447
3	0	0	-	-
4	0	1	-	2,570
5	0	0	-	-
			$58,000	$76,550

Equity Investment in Real Estate and the REITs	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity Investments in Real Estate and REITs [Abstract]
Equity Investments in Real Estate and REITs

Note 6. Equity Investments in Real Estate and the REITs

We own interests in the REITs and unconsolidated real estate investments. We account for our interests in these investments under the equity method of accounting (i.e., at cost, increased or decreased by our share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting, such as basis differences from other-than-temporary impairments). These investments are summarized below.

REITs

We own interests in the REITs and account for these interests under the equity method because, as their advisor and through our ownership in their common shares, we do not exert control over, but have the ability to exercise significant influence on, the REITs. Shares of the REITs are publicly registered and the REITs file periodic reports with the SEC, but the shares are not listed on any exchange and are not actively traded. We earn asset management and performance revenue from the REITs and have elected, in certain cases, to receive a portion of this revenue in the form of common stock of the REITs rather than cash.

The following table sets forth certain information about our investments in the REITs (dollars in thousands):

	% of Outstanding Shares at		Carrying Amount of Investment at
Fund	March 31, 2012	December 31, 2011	March 31, 2012 (a)	December 31, 2011 (a)
CPA®:15	7.9%	7.7%	$92,816	$93,650
CPA®:16 – Global (b)	18.0%	17.9%	335,378	338,964
CPA®:17 – Global	1.1%	0.9%	25,709	21,277
CWI	0.5%	0.5%	211	121
			$454,114	$454,012

__________

  Includes asset management fees receivable, for which shares will be issued during the subsequent period.
  During the three months ended March 31, 2012, we recognized an other-than-temporary impairment charge of $0.3 million on our special member interest in CPA®:16 – Global's operating partnership to reduce the carrying value of our interest in the operating partnership to its estimated fair value.

The following tables present combined summarized financial information for the REITs. Amounts provided are total amounts attributable to the REITs and do not represent our proportionate share (in thousands):

	March 31, 2012	December 31, 2011
Assets	$9,466,456	$9,184,111
Liabilities	(4,991,866)	(4,896,116)
Redeemable noncontrolling interests	(21,946)	(21,306)
Noncontrolling interests	(335,461)	(330,873)
Shareholders’ equity	$4,117,183	$3,935,816

	Three Months Ended March 31,
	2012	2011
Revenues	$211,455	$158,297
Expenses	(175,666)	(126,330)
Net income from continuing operations	$35,789	$31,967
Net income attributable to the REITs (a)	$34,883	$29,683

__________

  Inclusive of impairment charges recognized by the REITs totaling $1.2 million and $8.5 million during the three months ended March 31, 2012 and 2011, respectively, which reduced our income earned from these investments by approximately $0.1 million and $0.7 million, respectively.

We recognized income from our equity investments in the REITs of $1.8 million for each of the three months ended March 31, 2012 and 2011, respectively. In addition, we received distributions of available cash and/or recorded fee income from the CPA®:16 – Global and CPA®:17 – Global operating partnerships totaling $7.0 million and $1.8 million for the three months ended March 31, 2012 and 2011, respectively, which we recorded as Income from equity investments in the REITs within the Investment Management segment. We also earned deferred revenue of $2.1 million and recognized an other-than-temporary impairment charge of $0.3 million described above related to our special member interest in the operating partnership of CPA®:16 – Global during the three months ended March 31, 2012.

Interests in Unconsolidated Real Estate Investments

We own interests in single-tenant net leased properties that are leased to corporations through noncontrolling interests (i) in partnerships and limited liability companies that we do not control but over which we exercise significant influence or (ii) as tenants-in-common subject to common control. Generally, the underlying investments are jointly-owned with affiliates. We account for these investments under the equity method of accounting.

The following table sets forth our ownership interests in our equity investments in real estate and their respective carrying values. The carrying value of each investment is affected by the timing and nature of distributions (dollars in thousands):

	Ownership Interest	Carrying Value at
Lessee	at March 31, 2012	March 31, 2012	December 31, 2011
Carrefour France, SAS (a)	46%	$21,399	$20,014
Schuler A.G. (a) (b)	33%	21,038	19,958
The New York Times Company	18%	19,893	19,647
U. S. Airways Group, Inc. (b)	75%	7,145	7,415
Medica – France, S.A. (a)	46%	4,558	4,430
Childtime Childcare, Inc.	34%	4,554	4,419
Hologic, Inc. (b)	36%	4,431	4,429
Consolidated Systems, Inc. (b)	60%	3,358	3,387
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,076	1,062
Symphony IRI Group, Inc. (c) (d)	33%	(109)	(24)
		$87,343	$84,737

__________

  The carrying value of the investment is affected by the impact of fluctuations in the exchange rate of the Euro.
  Represents tenancy-in-common interest.
  In 2011, this jointly-owned entity sold one of its properties and distributed the proceeds to the entity partners. Our share of the proceeds was approximately $1.4 million, which exceeded our total investment in the entity at that time. During the first quarter of 2011, we recognized an other-than-temporary impairment charge of $0.2 million to reflect the decline in the estimated fair value of the entity's underlying net assets in comparison with the carrying value of our interest in this investment.
  At March 31, 2012 and December 31, 2011, we intended to fund our share of the investment's future operating deficits if the need arose. However, we had no legal obligation to pay for any of the investment's liabilities nor did we have any legal obligation to fund operating deficits.

The following tables present combined summarized financial information of our joint investment properties. Amounts provided are the total amounts attributable to the investment properties and do not represent our proportionate share (in thousands):

	March 31, 2012	December 31, 2011
Assets	$1,041,544	$1,026,124
Liabilities	(717,985)	(706,244)
Partners’/members’ equity	$323,559	$319,880

	Three Months Ended March 31,
	2012	2011
Revenues	$27,986	$30,915
Expenses	(18,813)	(19,668)
Net income from continuing operations	$9,173	$11,247
Net income attributable to equity method investments (a)	$9,173	$2,685

__________

  Inclusive of an impairment charge of $8.6 million incurred by a jointly-owned entity that leased property to Symphony IRI Group, Inc. in connection with a potential sale of the property, of which our share was approximately $0.4 million. We had previously recorded an other-than-temporary impairment charge of $0.2 million related to this entity. The entity completed the sale in June 2011.

We recognized income from equity investments in real estate of $3.3 million and $2.6 million for the three months ended March 31, 2012 and 2011, respectively. Income from equity investments in real estate represents our proportionate share of the income or losses of these investments as well as certain depreciation and amortization adjustments related to other-than-temporary impairment charges.

Note 6. Equity Investments in Real Estate and the REITs

We own interests in the REITs and unconsolidated real estate investments. We account for our interests in these investments under the equity method of accounting (i.e., at cost, increased or decreased by our share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting, such as basis differences from other-than-temporary impairments). These investments are summarized below.

REITs

We own interests in the REITs and account for these interests under the equity method because, as their advisor and through our ownership in their common shares, we do not exert control over, but have the ability to exercise significant influence on, the REITs. Shares of the REITs are publicly registered and the REITs file periodic reports with the SEC, but the shares are not listed on any exchange and are not actively traded. We earn asset management and performance revenue from the REITs and have elected, in certain cases, to receive a portion of this revenue in the form of common stock of the REITs rather than cash.

The following table sets forth certain information about our investments in the REITs (dollars in thousands):

	% of Outstanding Shares at		Carrying Amount of Investment at
	December 31,		December 31, (a)
Fund	2011	2010	2011	2010
CPA®:14 (b)	0.0%	9.2%	-	$87,209
CPA®:15	7.7%	7.1%	$93,650	87,008
CPA®:16 – Global (c)	17.9%	5.6%	338,964	62,682
CPA®:17 – Global	0.9%	0.6%	21,277	8,156
CWI (d)	0.5%	100.0%	121	-
			$454,012	$245,055

__________

  Includes asset management fees receivable, for which shares that will be issued during the subsequent period.
  In connection with the CPA®:14/16 Merger, we earned termination fees of $31.2 million, which were received in shares of CPA®:14. Upon closing of the CPA®:14/16 Merger (Note 3), our shares of CPA®:14 were exchanged into 13,260,091 shares of CPA®:16 – Global with a fair value of $118.0 million. In connection with this share exchange, we recognized a gain of $2.8 million, which is the difference between the carrying value of our investment in CPA®:14 and the estimated fair value of consideration received in shares of CPA®:16 – Global. This gain is included in Other income and (expenses) within our Investment Management segment.
  Our investment in CPA®:16 – Global exceeded 20% of our total assets at December 31, 2011. As such, audited annual financial statements of CPA®:16 – Global are provided with this Report. In addition to normal operating activities, the increase in carrying value was due to several factors, including (i) our purchase of 13,750,000 shares of CPA®:16 – Global for $121.0 million; (ii) an increase of $118.0 million as a result of the exchange of our shares of CPA®:14 into shares of CPA®:16 – Global in the CPA®:14/16 Merger; (iii) a $0.3 million contribution to acquire the Special Member Interest in CPA®:16 – Global's operating partnership; and (iv) $28.3 million to reflect the receipt of the Special Member Interest in CPA®:16 – Global's operating partnership (Note 3).
  Prior to 2011, the operating results of CWI, which had no significant assets, liabilities or operations, were included in our consolidated financial statements, as we owned all of CWI's outstanding common stock.

The following tables present preliminary combined summarized financial information for the REITs. Amounts provided are expected total amounts attributable to the REITs and do not represent our proportionate share (in thousands):

	December 31,
	2011	2010
Assets	$9,184,111	$8,533,899
Liabilities	(4,896,116)	(4,632,709)
Redeemable noncontrolling interest	(21,306)	(21,805)
Noncontrolling interests	(330,873)	(376,560)
Shareholders’ equity	$3,935,816	$3,502,825

	Years Ended December 31,
	2011	2010	2009
Revenues	$787,094	$734,758	$695,904
Expenses (a)	(605,437)	(529,328)	(624,795)
Net income from continuing operations	$181,657	$205,430	$71,109
Net income (loss) attributable to the REITs(b)	$123,479	$189,155	$(5,173)

__________

  Total net expenses recognized by the REITs during the year ended December 31, 2011 included the following items related to the CPA®:14/16 Merger: (i) $78.8 million of net gains recognized by CPA®:14 in connection with the CPA®:14 Asset Sales, of which our share was approximately $7.4 million; (ii) a net bargain purchase gain of $28.7 million recognized by CPA®:16 – Global in connection with the CPA®:14/16 Merger as a result of the fair value of CPA®:14 exceeding the total merger consideration, of which our share was approximately $5.0 million; (iii) approximately $13.6 million of expenses incurred by CPA®:16 – Global related to the CPA®:14/16 Merger, of which our share was approximately $2.4 million; and (iv) a $2.8 million net loss recognized by CPA®:16 – Global in connection with the prepayment of certain non-recourse mortgages, of which our share was approximately $0.5 million.
  Inclusive of impairment charges recognized by the REITs totalling $61.7 million, $40.7 million and $170.0 million during the years ended December 31, 2011, 2010, and 2009, respectively, which reduced our income earned from these investments by $7.8 million, $3.0 million, and $11.5 million, respectively.

We recognized income (loss) from our equity investments in the REITs of $16.9 million, $10.5 million, and $(2.5) million for the years ended December 31, 2011, 2010, and 2009, respectively. In addition, we received distributions from and recorded fee income from the CPA®:16 – Global and CPA®:17 – Global operating partnerships totaling $15.5 million, $4.5 million, and $2.2 million for the years ended December 31, 2011, 2010, and 2009, respectively, which we recorded as Income from equity investments in the REITs within the Investment Management segment. We also earned deferred revenue related to our Special Member Interest in the operating partnership of CPA®:16 – Global of $5.7 million during the year ended December 31, 2011.

Interests in Unconsolidated Real Estate Investments

We own interests in single-tenant net leased properties that are leased to corporations through noncontrolling interests (i) in partnerships and limited liability companies that we do not control but over which we exercise significant influence or (ii) as tenants-in-common subject to common control. Generally, the underlying investments are jointly-owned with affiliates. We account for these investments under the equity method of accounting.

The following table sets forth our ownership interests in our equity investments in real estate and their respective carrying values. The carrying value of these ventures is affected by the timing and nature of distributions (dollars in thousands):

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2011	2011	2010
Carrefour France, SAS (a)	46%	$20,014	$18,274
Schuler A.G. (a) (b)	33%	19,958	20,493
The New York Times Company	18%	19,647	20,191
U.S. Airways Group, Inc. (b)	75%	7,415	7,934
Medica - France, S.A. (a) (c)	46%	4,430	5,232
Hologic, Inc. (b)	36%	4,429	4,383
Childtime Childcare, Inc. (d)	34%	4,419	1,862
Consolidated Systems, Inc. (b)	60%	3,387	3,388
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,062	1,086
Symphony IRI Group, Inc. (e) (g)	33%	(24)	3,375
Federal Express Corporation (f) (g) (h)	100%	-	(4,272)
Amylin Pharmaceuticals, Inc. (g) (h) (i)	100%	-	(4,707)
		$84,737	$77,239

____________

  The carrying value of the investment is affected by the impact of fluctuations in the exchange rate of the Euro.
  Represents a tenancy-in-common interest.
  The decrease in carrying value was due to cash distributions made to us by the venture.
  In 2011, we made a contribution of $2.1 million to the venture to pay off our share of its maturing mortgage loan.
  In 2011, this venture sold one of its properties and distributed the proceeds to the venture partners. Our share of the proceeds was approximately $1.4 million, which exceeded our total investment in the venture at that time.
  In 2010, this venture refinanced its maturing non-recourse mortgage debt with new non-recourse financing and distributed the net proceeds to the venture partners. Our share of the distribution was $5.5 million, which exceeded our total investment in the venture at that time.
  At December 31, 2011 or 2010, as applicable, we intended to fund our share of the venture's future operating deficits if the need arose. However, we had no legal obligation to pay for any of the venture's liabilities nor did we have any legal obligation to fund operating deficits.
  In connection with the CPA®:14/16 Merger in May 2011, we purchased the remaining interest in this investment from CPA®:14. Subsequent to the acquisition, we consolidate this investment as our ownership interest in the investment is now 100% (Note 4).
  In 2007, this venture refinanced its existing non-recourse mortgage debt with new non-recourse financing based on the appraised value of its underlying real estate and distributed the proceeds to the venture partners. Our share of the distribution was $17.6 million, which exceeded our total investment in the venture at that time.

The following tables present combined summarized financial information of our venture properties. Amounts provided are the total amounts attributable to the venture properties and do not represent our proportionate share (in thousands):

	December 31,
	2011	2010
Assets	$1,026,124	$1,151,859
Liabilities	(706,244)	(818,238)
Partners’/members’ equity	$319,880	$333,621

	Years Ended December 31,
	2011	2010	2009
Revenues	$118,819	$146,214	$119,265
Expenses	(75,992)	(79,665)	(61,519)
Gain on extinguishment of debt	(40)	-	-
Net income from continuing operations	$42,787	$66,549	$57,746
Net income attributable to the joint ventures (a)	$34,225	$66,549	$57,746

__________

  2011 is inclusive of an impairment charge of $8.6 million incurred by a venture that leases property to the Symphony IRI Group, Inc. in connection with a potential sale of the property, of which our share was approximately $0.4 million. The venture completed the sale in June 2011.

We recognized income from equity investments in real estate of $13.1 million, $16.0 million, and $13.8 million for the years ended December 31, 2011, 2010, and 2009, respectively. Income from equity investments in real estate represents our proportionate share of the income or losses of these ventures as well as certain depreciation and amortization adjustments related to other-than-temporary impairment charges.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 7. Intangible Assets and Goodwill

In connection with our acquisitions of properties, we have recorded net lease intangibles of $76.6 million, which are being amortized over periods ranging from one year to 40 years. In-place lease, tenant relationship and above-market rent intangibles are included in Intangible assets and goodwill, net in the consolidated financial statements. Below-market rent intangibles are included in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements.

Intangibles and goodwill are summarized as follows (in thousands):

	December 31,
	2011	2010
Amortizable Intangible Assets
Management contracts	$32,765	$32,765
Less: accumulated amortization	(30,172)	(29,035)
	2,593	3,730
Lease Intangibles:(a)
In-place lease	62,162	23,028
Tenant relationship	10,968	10,251
Above-market rent	9,905	9,737
Less: accumulated amortization	(27,253)	(26,560)
	55,782	16,456
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	63,607	63,607
Trade name	3,975	3,975
	67,582	67,582
	$125,957	$87,768
Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(6,455)	$(1,954)
Less: accumulated amortization	1,482	1,270
	$(4,973)	$(684)

____________

  In September 2011, we deconsolidated a wholly-owned subsidiary because we no longer had control over the activities that most significantly impact its economic performance following possession of the subsidiary's property by a receiver (Note 16). As of the date of deconsolidation, the subsidiary had lease intangibles consisting of the following: $1.5 million of in-place lease; $1.1 million of tenant relationship, $1.8 million of above-market rent and $4.4 million of accumulated amortization.

Current accounting guidance requires that we test for the recoverability of goodwill at the reporting unit level. The test for recoverability must be conducted at least annually or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. We performed our annual test for impairment during the fourth quarter of 2011 and no impairment was indicated.

Net amortization of intangibles was $6.0 million, $5.6 million and $6.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of below-market and above-market rent intangibles is recorded as an adjustment to Lease revenues, while amortization of in-place lease and tenant relationship intangibles is included in Depreciation and amortization.

Based on the intangible assets and liabilities recorded at December 31, 2011, scheduled annual net amortization of intangibles, which is inclusive of those properties in continuing and discontinued operations, for each of the next five years is as follows (in thousands):

Years Ending December 31,	Total
2012	$6,236
2013	5,231
2014	4,861
2015	4,706
2016	4,621
Thereafter	27,747
$53,402

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Under current authoritative accounting guidance for fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for which little or no market data exists, therefore requiring us to develop our own assumptions, such as certain securities that do not fall into Level 1 or Level 2.

Items Measured at Fair Value on a Recurring Basis

The methods and assumptions described below were used to estimate the fair value of each class of financial instrument. For significant Level 3 items we have also provided the unobservable inputs along with their weighted average ranges.

Money Market Funds — Our money market funds consisted of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values.

Derivative Liabilities — Our derivative liabilities are primarily comprised of interest rate swaps. These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities are primarily comprised of our investment in an India growth fund and our interest in a commercial mortgage loan securitization. These funds are not traded in an active market. We estimated the fair value of these securities using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3.

Redeemable Noncontrolling Interest — We account for the noncontrolling interest in WPCI as a redeemable noncontrolling interest. We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3. Unobservable inputs for WPCI include a discount for lack of marketability, a discount rate and EBITDA multiples with weighted average ranges of 20% – 30%, 23% – 27% and 3x – 5x, respectively. Significant increases or decreases in any one of these inputs in isolation would result in significant changes in the fair value measurement.

The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis. Assets and liabilities presented below exclude assets and liabilities owned by unconsolidated jointly-owned investments (in thousands):

		Fair Value Measurements at March 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,525	-	-	1,525
Total	$1,560	$35	$-	$1,525

Liabilities:
Derivative liabilities	$3,917	$-	$3,917	$-
Redeemable noncontrolling interest	6,929	-	-	6,929
Total	$10,846	$-	$3,917	$6,929

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
	Other	Noncontrolling	Other	Noncontrolling
	Securities	Interest	Securities	Interest
Beginning balance	$1,535	$7,700	$1,726	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	(7)	(43)	2	603
Included in other comprehensive (loss) income	(3)	9	(1)	7
Purchases	-	-	53	-
Settlements	-	-	(173)	-
Distributions paid	-	(816)	-	(545)
Redemption value adjustment	-	79	-	(691)
Ending balance	$1,525	$6,929	$1,607	$6,920

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(7)	$-	$2	$-

We did not have any transfers into or out of Level 1, Level 2 and Level 3 measurements during the three months ended March 31, 2012 and 2011. Gains and losses (realized and unrealized) included in earnings for other securities are reported in Other income and (expenses) in the consolidated financial statements.

Our other financial instruments, which we classify as Level 2, had the following carrying values and fair values as of the dates shown (in thousands):

	March 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$354,722	$360,804	$356,209	$361,948
Line of credit	248,160	248,160	233,160	233,160
Deferred acquisition fees receivable	24,604	28,280	29,410	31,638

We determined the estimated fair value of our debt instruments using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. We estimated that our other financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both March 31, 2012 and December 31, 2011.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments in accordance with current authoritative accounting guidance. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges, which were based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change.

The following table presents information about our other assets that were measured on a fair value basis for the periods presented (in thousands):

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges
Impairment Charges From Continuing Operations:
Real estate (a)	$13,625	$3,299	$-	$-
Equity investments in real estate (b) (c)	27,460	298	1,554	206
	41,085	3,597	1,554	206

Impairment Charges From Discontinued Operations:
Real estate (a)	13,422	2,425	-	-
	$54,507	$6,022	$1,554	$206

__________

  Impairments to real estate during 2012 were measured using the practicability exception for measuring fair value based on the contracted selling price.
  During the first quarter of 2012, we incurred an other-than-temporary impairment charge on our investment in CPA®:16 – Global's operating partnership totaling $0.3 million to reduce its carrying value to its estimated fair value, which had declined. This investment's fair value was obtained using an estimate of discounted cash flows using two significant unobservable inputs, which are the discount rate and the estimated general and administrative costs as a percentage of assets under management with a weighted average range of 12.75% – 15.75% and 30 bps – 50 bps, respectively. Significant increases or decreases to these inputs in isolation would result in significant change in the fair value measurement. The valuation is also dependent upon the expected date of the liquidity event for CPA®:16 – Global because cash flows attributable to this investment will cease upon such event. Therefore, the fair value of this investment may decline in the future as the estimated liquidation date approaches.
  Impairment charges during 2011 were measured based on market conditions and assumptions that existed at the time.

Note 8. Fair Value Measurements

Under current authoritative accounting guidance for fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for which little or no market data exists, therefore requiring us to develop our own assumptions, such as certain securities.

Items Measured at Fair Value on a Recurring Basis

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Money Market Funds — Our money market funds consisted of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values.

Derivative Assets and Liabilities — Our derivative assets and liabilities are primarily comprised of interest rate swaps or caps. These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities are primarily comprised of our investment in an India growth fund and our interest in a commercial mortgage loan securitization. These funds are not traded in an active market. We estimated the fair value of these securities using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3.

Redeemable Noncontrolling Interest — We account for our noncontrolling interest in WPCI as a redeemable noncontrolling interest (Note 13). We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3.

The following tables set forth our assets and liabilities that were accounted for at fair value on a recurring basis. Assets and liabilities presented below exclude assets and liabilities owned by unconsolidated ventures (in thousands):

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,535	-	-	1,535
Total	$1,570	$35	$-	$1,535

Liabilities:
Derivative liabilities	$4,175	$-	$4,175	$-
Redeemable noncontrolling interest	7,700	-	-	7,700
Total	$11,875	$-	$4,175	$7,700

		Fair Value Measurements at December 31, 2010 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$37,154	$37,154	$-	$-
Other securities	1,726	-	-	1,726
Derivative assets	312	-	312	-
Total	$39,192	$37,154	$312	$1,726

Liabilities:
Derivative liabilities	$969	$-	$969	$-
Redeemable noncontrolling interest	7,546	-	-	7,546
Total	$8,515	$-	$969	$7,546

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2011		Year Ended December 31, 2010
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
		Noncontrolling		Noncontrolling
	Other Securities	Interest	Other Securities	Interest
Beginning balance	$1,726	$7,546	$1,687	$7,692
Total gains or losses (realized and unrealized):
Included in earnings	(20)	1,923	4	1,293
Included in other comprehensive (loss) income	(11)	(5)	12	(12)
Purchases	53	-	23	-
Settlements	(213)	-	-	-
Distributions paid	-	(1,309)	-	(956)
Redemption value adjustment	-	(455)	-	(471)
Ending balance	$1,535	$7,700	$1,726	$7,546

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(20)	$-	$4	$-

We did not have any transfers into or out of Level 1, Level 2 and Level 3 measurements during the years ended December 31, 2011 and 2010. Gains and losses (realized and unrealized) included in earnings for other securities are reported in Other income and (expenses) in the consolidated financial statements.

Our other financial instruments had the following carrying values and fair values as of the dates shown (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$356,209	$361,948	$255,232	$255,460
Line of credit	233,160	233,160	141,750	140,600
Deferred acquisition fees receivable	29,410	31,638	31,419	32,485

We determined the estimated fair value of our debt instruments using a discounted cash flow model with rates that take into account the credit of the tenants and interest rate risk. We estimated that our other financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both December 31, 2011 and 2010.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments in accordance with current authoritative accounting guidance. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges, which were based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change.

The following table presents information about our other assets that were measured on a fair value basis for the periods presented. All of the impairment charges were measured using unobservable inputs (Level 3) and were recorded based on market conditions and assumptions that existed at the time (in thousands):

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from
Continuing Operations:
Real estate	$4,623	$5,359	$-	$-	$823	$900
Net investments in direct
financing leases(a)	-	(1,608)	3,548	1,140	23,571	2,616
Equity investments in real estate	1,554	206	22,846	1,394	-	-
	6,177	3,957	26,394	2,534	24,394	3,516

Impairment Charges from
Discontinued Operations:
Real estate	32,375	6,460	11,662	14,241	9,719	6,908
Intangible assets	5,699	415	-	-	-	-
Intangible liabilities	(416)	(153)	-	-	-	-
	$43,835	$10,679	$38,056	$16,775	$34,113	$10,424

__________

(a)       In the fourth quarter of 2011, we recorded an out-of-period adjustment of $1.6 million (Note 2).

Risk Management	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Risk Management [Abstract]
Risk Management

Note 8. Risk Management

In the normal course of our ongoing business operations, we encounter economic risk. There are three main components of economic risk: interest rate risk, credit risk and market risk. We are primarily subject to interest rate risk on our interest-bearing liabilities. Credit risk is the risk of default on our operations and our tenants' inability or unwillingness to make contractually required payments. Market risk includes changes in the value of our properties and related loans, as well as changes in the value of our other securities and the shares we hold in the REITs due to changes in interest rates or other market factors. In addition, we own investments in the European Union and are subject to the risks associated with changing foreign currency exchange rates.

Foreign Currency Exchange

We are exposed to foreign currency exchange rate movements, primarily in the Euro. We manage foreign currency exchange rate movements by generally placing both our debt obligation to the lender and the tenant's rental obligation to us in the same currency, but we are subject to foreign currency exchange rate movements to the extent there may be a difference in the timing and amount of the rental obligation and the debt service. We also face challenges with repatriating cash from our foreign investments. We may encounter instances where it is difficult to repatriate cash because of jurisdictional restrictions or because repatriating cash may result in significant current or future tax liabilities. Realized and unrealized gains and losses related to foreign currency transactions are recognized in earnings and are included in Other income and (expenses) in the consolidated financial statements.

Portfolio Concentration Risk

Concentrations of credit risk arise when a group of tenants is engaged in similar business activities or is subject to similar economic risks or conditions that could cause them to default on their lease obligations to us. We regularly monitor our portfolio to assess potential concentrations of credit risk. While we believe our portfolio is reasonably well diversified, it does contain concentrations in excess of 10%, based on the percentage of our annualized contractual minimum base rent for the first quarter of 2012, in certain areas, as shown in the table below. The percentages in the table below represent our directly-owned real estate properties and do not include our pro rata share of equity investments.

March 31, 2012
Region:
Texas	19%
California	17%
Tennessee	11%
Georgia	10%
Other U.S.	32%
Total U.S.	89%
Total Europe	11%
Total	100%

Asset Type:
Office	44%
Industrial	31%
Warehouse/Distribution	14%
All other	11%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All other	70%
Total	100%

Except for our investment in CPA®:16 – Global, there were no significant concentrations, individually or in the aggregate, related to our unconsolidated jointly-owned investments. At March 31, 2012 we owned approximately 18.0% of CPA®:16 – Global, which had total assets at that date of approximately $3.6 billion consisting of a portfolio comprised of full or partial ownership interests in 506 properties substantially all of which were triple-net leased to 147 tenants, and has certain concentrations within its portfolio, which are outlined in its periodic filings.

Note 9. Risk Management and Use of Derivative Financial Instruments

Risk Management

In the normal course of our ongoing business operations, we encounter economic risk. There are three main components of economic risk: interest rate risk, credit risk and market risk. We are primarily subject to interest rate risk on our interest-bearing liabilities. Credit risk is the risk of default on our operations and tenants' inability or unwillingness to make contractually required payments. Market risk includes changes in the value of our properties and related loans, as well as changes in the value of our other securities and the shares we hold in the REITs due to changes in interest rates or other market factors. In addition, we own investments in the European Union and are subject to the risks associated with changing foreign currency exchange rates.

Foreign Currency Exchange

We are exposed to foreign currency exchange rate movements, primarily in the Euro. We manage foreign currency exchange rate movements by generally placing both our debt obligation to the lender and the tenant's rental obligation to us in the same currency, but we are subject to foreign currency exchange rate movements to the extent there may be a difference in the timing and amount of the rental obligation and the debt service. We also face challenges with repatriating cash from our foreign investments. We may encounter instances where it is difficult to repatriate cash because of jurisdictional restrictions or because repatriating cash may result in current or future tax liabilities. Realized and unrealized gains and losses related to foreign currency transactions are recognized in earnings and are included in Other income and (expenses) in the consolidated financial statements.

Use of Derivative Financial Instruments

When we use derivative instruments, it is generally to reduce our exposure to fluctuations in interest rates. We have not entered, and do not plan to enter into financial instruments for trading or speculative purposes. In addition to derivative instruments that we entered into on our own behalf, we may also be a party to derivative instruments that are embedded in other contracts, and we may own common stock warrants, granted to us by lessees when structuring lease transactions, that are considered to be derivative instruments. The primary risks related to our use of derivative instruments are that a counterparty to a hedging arrangement could default on its obligation or that the credit quality of the counterparty may be downgraded to such an extent that it impairs our ability to sell or assign our side of the hedging transaction. While we seek to mitigate these risks by entering into hedging arrangements with counterparties that are large financial institutions that we deem to be creditworthy, it is possible that our hedging transactions, which are intended to limit losses, could adversely affect our earnings. Furthermore, if we terminate a hedging arrangement, we may be obligated to pay certain costs, such as transaction or breakage fees. We have established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities.

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and qualified as a fair value hedge, the change in the fair value of the derivative is offset against the change in fair value of the hedged asset, liability, or firm commitment through earnings. For a derivative designated and qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

The following table sets forth certain information regarding our derivative instruments for the periods presented (in thousands):

		Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2011	2010	2011	2010
Interest rate swap	Other assets, net	$-	$312	$-	-
Interest rate swaps	Accounts payable, accrued
	expenses and other liabilities	-	-	(4,175)	(969)
Total derivatives		$-	$312	$(4,175)	$(969)

The following table presents the impact of derivative instruments on Other comprehensive income within our consolidated financial statements (in thousands):

	Amount of Gain (Loss) Recognized in
	Other comprehensive income on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2011	2010	2009
Interest rate swaps (a)	$(3,564)	$(45)	$(243)
Total	$(3,564)	$(45)	$(243)

__________

(a)       During the years ended December 31, 2011, 2010 and 2009, no gains or losses were reclassified from Other comprehensive income into income related to effective or ineffective portions of hedging relationships or amounts excluded from effectiveness testing.

See below for information on our purposes for entering into derivative instruments and for information on derivative instruments owned by unconsolidated ventures, which are excluded from the tables above.

Interest Rate Swaps and Caps

We are exposed to the impact of interest rate changes primarily through our borrowing activities. To limit this exposure, we attempt to obtain mortgage financing on a long-term, fixed-rate basis. However, from time to time, we or our venture partners may obtain variable rate non-recourse mortgage loans and, as a result, may enter into interest rate swap agreements or interest rate cap agreements with counterparties. Interest rate swaps, which effectively convert the variable-rate debt service obligations of the loan to a fixed rate, are agreements in which one party exchanges a stream of interest payments for a counterparty's stream of cash flow over a specific period. The notional, or face, amount on which the swaps are based is not exchanged. Interest rate caps limit the effective borrowing rate of variable rate debt obligations while allowing participants to share in downward shifts in interest rates. Our objective in using these derivatives is to limit our exposure to interest rate movements.

The interest rate swap derivative instruments that we had outstanding at December 31, 2011 were designated as cash flow hedges and are summarized as follows (dollars in thousands):

		Notional	Effective	Effective	Expiration
Instrument	Type	Amount	Interest Rate	Date	Date	Fair Value
3-Month Euribor (a)	“Pay-fixed” swap	$8,242	4.2%	3/2008	3/2018	$(1,065)
1-Month LIBOR	“Pay-fixed” swap	4,557	3.0%	4/2010	4/2015	(297)
1-Month LIBOR	“Pay-fixed” swap	34,218	3.0%	7/2010	7/2020	(2,813)
						$(4,175)

____________

(a)       Amounts are based upon the exchange rate of the Euro at December 31, 2011.

The interest rate cap derivative instruments that our unconsolidated ventures had outstanding at December 31, 2011 were designated as cash flow hedges and are summarized as follows (dollars in thousands):

	Ownership Interest
	in Venture at		Notional			Effective	Expiration
Instrument	December 31, 2011	Type	Amount	Cap Rate	Spread	Date	Date	Fair Value
3-Month LIBOR	17.75%	Interest rate cap	$122,679	4.0% (a)	4.8%	8/2009	8/2014	$80
1-Month LIBOR	78.95%	Interest rate cap	17,793	3.0% (b)	4.0%	9/2009	4/2014	6
								$86

____________

  The applicable interest rate of the related loan was 2.9% at December 31, 2011; therefore, the interest rate cap was not being utilized at that date.
  The applicable interest rate of the related loan was 4.3% at December 31, 2011; therefore, the interest rate cap was not being utilized at that date.

Other

Amounts reported in Other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on our non-recourse variable-rate debt. At December 31, 2011, we estimate that an additional $1.4 million will be reclassified as interest expense during the next twelve months.

We measure credit exposure on a counterparty basis as the net positive aggregate estimated fair value, net of collateral received, if any. None was received as of December 31, 2011. The total credit exposure as of December 31, 2011 was less than $0.1 million.

Some of the agreements we have with derivative counterparties contain certain credit contingent provisions that could result in a declaration of default against us regarding our derivative obligations if we either default or are capable of being declared in default on certain of our indebtedness. At December 31, 2011, we had not been declared in default on any of our derivative obligations. The estimated fair value of our derivatives that were in a net liability position was $4.3 million at December 31, 2011, which includes accrued interest but excludes any adjustment for nonperformance risk. If we had breached any of these provisions at December 31, 2011, we could have been required to settle our obligations under these agreements at their termination value of $4.8 million.

Portfolio Concentration Risk

Concentrations of credit risk arise when a group of tenants is engaged in similar business activities or is subject to similar economic risks or conditions that could cause them to default on their lease obligations to us. We regularly monitor our portfolio to assess potential concentrations of credit risk. While we believe our portfolio is reasonably well diversified, it does contain concentrations in excess of 10%, based on the percentage of our annualized contractual minimum base rent at December 31, 2011, in certain areas, as shown in the table below. The percentages in the table below represent our directly-owned real estate properties and do not include our pro rata share of equity investments.

Region:	December 31, 2011
Texas	19%
California	17%
Tennessee	13%
Georgia	10%
All other U.S.	31%
Total U.S.	90%
Total Europe	10%
Total	100%

Asset Type:
Office	44%
Industrial	30%
Warehouse/Distribution	16%
All others	10%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All others	70%
Total	100%

Except for our investment in CPA®:16 – Global, there were no significant concentrations, individually or in the aggregate, related to our unconsolidated ventures. At December 31, 2011, we owned 17.9% of CPA®:16 – Global, which had total assets of approximately $3.6 billion consisting of a portfolio comprised of full or partial ownership interests in 512 properties substantially all of which were triple-net leased to 150 tenants, and had certain concentrations within its portfolio, which are outlined in its periodic filings.

Impairment Charges	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
Impairment Charges

Note 10. Impairment Charges

We periodically assess whether there are any indicators that the value of our real estate investments may be impaired or that their carrying value may not be recoverable. For investments in real estate in which an impairment indicator is identified, we follow a two-step process to determine whether the investment is impaired and to determine the amount of the charge. First, we compare the carrying value of the real estate to the future net undiscounted cash flow that we expect the real estate will generate, including any estimated proceeds from the eventual sale of the real estate. If this amount is less than the carrying value, the real estate is considered to be impaired, and we then measure the loss as the excess of the carrying value of the real estate over the estimated fair value of the real estate, which is primarily determined using market information such as recent comparable sales or broker quotes. If relevant market information is not available or is not deemed appropriate, we then perform a future net cash flow analysis discounted for inherent risk associated with each investment.

The following table summarizes impairment charges recognized on our consolidated and unconsolidated real estate investments for all periods presented (in thousands):

	Years Ended December 31,
	2011	2010	2009
Real estate	$5,359	$-	$900
Net investments in direct financing leases	(1,608)	1,140	2,616
Total impairment charges included in expenses	3,751	1,140	3,516
Equity investments in real estate (a)	206	1,394	-
Total impairment charges included in continuing operations	3,957	2,534	3,516
Impairment charges included in discontinued operations	6,722	14,241	6,908
Total impairment charges	$10,679	$16,775	$10,424

____________

(a)       Impairment charges on our equity investments in real estate are included in Income from equity investments in real estate and the REITs within the consolidated financial statements.

Real Estate

During the years ended December 31, 2011 and 2009, we recognized impairment charges on various properties totaling $5.4 million and $0.9 million, respectively. These impairments were primarily the result of writing down the properties' carrying values to their respective estimated fair values in connection with potential sales subsequent to tenants vacating or not renewing their leases.

Direct Financing Leases

In connection with our annual review of the estimated residual values on our properties classified as net investments in direct financing leases, we determined that an other-than-temporary decline in estimated residual value had occurred at various properties due to market conditions. The changes in estimates resulted in the recognition of impairment charges totaling $1.1 million and $2.6 million in 2010 and 2009, respectively. In the fourth quarter of 2011, we recorded an out-of-period adjustment of $1.6 million (Note 2).

Equity Investments in Real Estate

During the year ended December 31, 2011, we recognized an other-than-temporary impairment charge of $0.2 million on a venture as a result of the anticipated sale of the venture property. The venture completed the sale of its property in the third quarter of 2011. In connection with our annual review of the fair value of our equity investments, we recognized an other-than-temporary impairment charge of $1.4 million during the year ended December 31, 2010 to reflect the decline in the estimated fair value of the venture's underlying net assets in comparison with the carrying value of our interest in the venture.

Properties Sold

During the years ended December 31, 2011, 2010 and 2009, we recognized impairment charges on properties sold totaling $6.7 million, $14.2 million and $6.9 million, respectively. These impairment charges, which are included in discontinued operations, were the result of reducing these properties' carrying values to their estimated fair values (Note 16) in connection with anticipated sales.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 9. Debt

Line of Credit

We have a $450.0 million unsecured revolving line of credit with various lenders that matures in December 2014, but may be extended by one year at our option, subject to the conditions provided in the credit agreement. At our election, the principal amount available under the line of credit may be increased by up to an additional $125.0 million, subject to the conditions provided in the credit facility agreement. The line of credit also permits (i) up to $150.0 million be borrowed in certain currencies other than the U.S. dollars, (ii) swing line loans of up to $35.0 million, and (iii) the issuance of letters of credit in an aggregate amount not to exceed $50.0 million. At March 31, 2012, the outstanding balance on this line of credit was $248.2 million with an annual interest rate consisting of LIBOR plus 1.75%. In addition, as of March 31, 2012, our lenders had issued letters of credit totaling $6.8 million on our behalf in connection with certain contractual obligations. At March 31, 2012, the line of credit had unused capacity of $183.6 million, reflecting outstanding letters of credit, which reduce amounts that may be drawn. The line of credit is expected to be utilized primarily for potential new investments, repayment of existing debt and general corporate purposes. Additionally, we have obtained a commitment for a $175.0 million term loan as part of our credit facility to fund the cash portion of the consideration in the Proposed Merger (Note 3).

The credit agreement stipulates six financial covenants that require us to maintain ratios and benchmarks at the end of each quarter. We were in compliance with these covenants at March 31, 2012.

Non-Recourse and Limited-Recourse Debt

Non-recourse debt consists of mortgage notes payable, which are collateralized by the assignment of real property, and direct financing leases, with an aggregate carrying value of $456.8 million at March 31, 2012. Our mortgage notes payable had fixed annual interest rates ranging from 3.1% to 7.8% and variable effective annual interest rates ranging from 2.0% to 7.3% with maturity dates ranging from 2012 to 2025 at March 31, 2012.

Scheduled Debt Principal Payments

Scheduled debt principal payments during each of the next five calendar years following March 31, 2012 and thereafter are as follows (in thousands):

Years Ending December 31,	Total
2012 (remainder)	$35,206
2013	9,193
2014 (a)	261,146
2015	49,315
2016	58,433
Thereafter through 2025	190,588
603,881
Unamortized discount	(999)
Total	$602,882

__________

  Includes $248.2 million outstanding under our $450.0 million line of credit at March 31, 2012, which is scheduled to mature in 2014 unless extended pursuant to its terms.

Certain amounts in the table above are based on the applicable foreign currency exchange rate at March 31, 2012.

Note 11. Debt

Line of Credit

At December 31, 2010, we had a $250.0 million unsecured revolving line of credit that was scheduled to mature in June 2012. On May 2, 2011, we obtained a $30.0 million secured revolving line of credit from Bank of America that was coterminous with the unsecured line of credit, expiring in June 2012. In December 2011, we terminated the secured and unsecured lines of credit. We entered into a new unsecured revolving line of credit in order to extend the maturity and to provide for additional commitments as described below and accounted for this transaction as a modification of the original loan and capitalized the related financing costs totaling $6.7 million, which will be amortized to interest expense over the remaining term of the credit facility. The previous unsecured revolving line of credit had an outstanding balance of $233.2 million, which we rolled over to the new unsecured line of credit. The secured line of credit had no outstanding balance on the date of termination.

The new line of credit provides for an aggregate principal amount of up to $450.0 million that matures in December 2014, but may be extended by one year at our option, subject to the conditions provided in the credit agreement. At our election, the principal amount available under the new line of credit may be increased by up to an additional $125.0 million, subject to the conditions provided in the credit facility agreement. The new line of credit also permits (i) up to $150.0 million under the line of credit to be borrowed in certain currencies other than the U.S. dollars, (ii) swing line loans of up to $35.0 million under the line of credit, and (iii) the issuance of letters of credit under the line of credit in an aggregate amount not to exceed $50.0 million.

The new line of credit provides for an annual interest rate, at our election, of either (i) the Eurocurrency Rate or (ii) the Base Rate, in each case plus the Applicable Rate (each as defined in the credit agreement). Prior to us obtaining an Investment Grade Debt Rating (as defined in the credit agreement), the Applicable Rate on Eurocurrency Rate loans and letters of credit ranges from 1.75% to 2.50% and the Applicable Rate on Base Rate loans ranges from 0.75% to 1.50%. After an Investment Grade Debt Rating has been obtained, the Applicable Rate on Eurocurrency Rate loans and letters of credit ranges from 1.10% to 2.00% and the Applicable Rate on Base Rate loans ranges from 0.10% to 1.00%. Swing line loans will bear interest at the Base Rate plus the Applicable Rate then in effect. In addition, prior to obtaining an Investment Grade Debt Rating, we pay a quarterly fee ranging from 0.3% to 0.4% of the unused portion of the line of credit, depending on our leverage ratio. After an Investment Grade Debt Rating has been obtained, we will pay a facility fee ranging from 0.2% to 0.4% of the total commitment. At December 31, 2011, the outstanding balance on this line of credit was $233.2 million with an annual interest rate consisting of a Base Rate of 3.5% plus 0.5%. On January 2, 2012, we converted the interest rate to a Eurocurrency Rate, which is equal to LIBOR of 0.30% plus 1.75%. In addition, as of December 31, 2011, our lenders had issued letters of credit totaling $6.8 million on our behalf in connection with certain contractual obligations. At December 31, 2011, the line of credit had unused capacity of $210.0 million, reflecting outstanding letters of credit, which reduce amounts that may be drawn. The line of credit is expected to be utilized primarily for potential new investments, repayment of existing debt and general corporate purposes.

The line of credit requires us to ensure that the total Restricted Payments (as defined in the credit agreement) made in the current quarter, when added to the total for the three preceding fiscal quarters, does not exceed 90% of Adjusted Total EBITDA (as defined in the credit agreement), for the four preceding fiscal quarters. Restricted Payments include quarterly dividends and the total amount of shares repurchased by us, if any, in excess of $10.0 million per year. In addition to placing limitations on dividend distributions and share repurchases, the credit agreement stipulates six financial covenants that require us to maintain the following ratios and benchmarks at the end of each quarter (the quoted variables are specifically defined in the credit facility agreement):

(i)       a “maximum leverage” ratio, which requires us to maintain a ratio for “total outstanding indebtedness” to “total value” of 60% or less;

(ii)       a “maximum secured debt” ratio, which requires us to maintain a ratio for “total secured outstanding indebtedness” (inclusive of permitted “indebtedness of subsidiaries”) to “total value” of 40% or less;

(iii)       a “minimum combined equity value,” which requires us to maintain a “total value” less “total outstanding indebtedness” of at least $850.0 million. This amount must be adjusted in the event of any securities offering by adding 80% of the “fair market value of all net offering proceeds;”

(iv)       a “minimum fixed charge coverage ratio,” which requires us to maintain a ratio for “adjusted total EBITDA” to “fixed charges” of 1.40 to 1.00;

(v)       a “minimum unsecured interest coverage ratio,” which requires us to maintain a ratio of “unencumbered property NOI plus unencumbered management EBITDA” to “interest expense on total unsecured outstanding indebtedness of 2.00 to 1.00; and

(vi)       a limitation on “recourse indebtedness,” which prohibits us from incurring additional secured indebtedness other than “non-recourse indebtedness” or indebtedness that is recourse to us that exceeds $75.0 million or 5% of the “total value,” whichever is greater.

We were in compliance with these covenants at December 31, 2011.

Non-Recourse and Limited-Recourse Debt

Non-recourse and limited-recourse debt consists of mortgage notes payable, which are collateralized by the assignment of real property, and direct financing leases, with an aggregate carrying value of $458.6 million at December 31, 2011. Our mortgage notes payable had fixed annual interest rates ranging from 3.1% to 7.8% and variable annual interest rates ranging from 2.8% to 7.3% with maturity dates ranging from 2012 to 2025 at December 31, 2011.

2011 — In connection with our acquisition of three properties from CPA®:14 in May 2011 as part of the CPA®:14 Asset Sales (Note 4), we assumed two non-recourse mortgages with an aggregate fair value of $87.6 million (and a carrying value of $88.7 million) on the date of acquisition and recorded a net fair market value adjustment of $1.1 million. The fair market value adjustment will be amortized to interest expense over the remaining lives of the loans. These mortgages have a weighted-average annual fixed interest rate and remaining term of 5.8% and 8.3 years, respectively.

During the year ended December 31, 2011, we refinanced two maturing non-recourse mortgages totaling $10.5 million with new financing totaling $11.9 million and obtained new financing on two unencumbered properties totalling $29.0 million, of which $24.0 million was limited-recourse. These mortgage loans have a weighted-average annual interest rate and term of 5.1% and 10.4 years, respectively. Additionally, during the year ended December 31, 2011, the Carey Storage Venture borrowed a total of $4.6 million, inclusive of amounts attributable to the Investor's interest of $2.8 million, with a weighted-average annual interest rate and term of 6.7% and 8.2 years, respectively.

2010 — In connection with an acquisition in February 2010, we obtained non-recourse mortgage financing of $35.0 million at an annual interest rate of LIBOR plus 2.5% that has been fixed at 5.5% through the use of an interest rate swap. This financing has a term of 10 years.

In connection with their acquisitions in 2010, the Carey Storage Venture and an entity 100% owned by Carey Storage obtained new non-recourse mortgage financing and assumed existing mortgage loans from the sellers totaling $17.1 million, inclusive of amounts attributable to the Investor's interest of $8.2 million. The mortgage loans have a weighted-average annual fixed interest rate and term of 6.3% and 8.5 years, respectively.

2009 — In 2009, the Carey Storage Venture repaid in full the $35.0 million outstanding balance on its secured credit facility at a discount for $28.0 million, terminated the facility, and recognized a gain of $7.0 million on the repayment of this debt, inclusive of the Investor's interest of $4.2 million. The debt repayment was financed with a portion of the proceeds from the exchange of the 60% interest and non-recourse debt with a new lender totaling $25.0 million at an annual fixed interest rate of 7% and term of 10 years with a rate reset after five years. The gain recognized on the debt repayment and the Investor's interest in this gain are both reflected in Other income and (expenses) in the consolidated financial statements.

Scheduled Debt Principal Payments

Scheduled debt principal payments during each of the next five calendar years following December 31, 2011 and thereafter are as follows (in thousands):

Years Ending December 31,	Total
2012	$37,518
2013	9,131
2014 (a)	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
590,414
Fair market value adjustments	(1,045)
Total	$589,369

___________

  Includes $233.2 million outstanding under our new unsecured line of credit at December 31, 2011, which is scheduled to mature in 2014 unless extended pursuant to its terms.

Certain amounts in the table above are based on the applicable foreign currency exchange rate at December 31, 2011.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 10. Commitments and Contingencies

At March 31, 2012, we were not involved in any material litigation.

Various claims and lawsuits arising in the normal course of business are pending against us. The results of these proceedings are not expected to have a material adverse effect on our consolidated financial position or results of operations.

Note 12. Commitments and Contingencies

At December 31, 2011, we were not involved in any material litigation.

Various claims and lawsuits arising in the normal course of business are pending against us. The results of these proceedings are not expected to have a material adverse effect on our consolidated financial position or results of operations.

We have provided certain representations in connection with divestitures of certain of our properties. These representations address a variety of matters including environmental liabilities. We are not aware of any claims or other information that would give rise to material payments under such representations.

Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 13. Equity

Distributions Payable

We declared a quarterly distribution of $0.563 per share in December 2011, which was paid in January 2012 to shareholders of record at December 31, 2011; and a quarterly distribution of $0.510 per share in December 2010, which was paid in January 2011 to shareholders of record at December 31, 2010.

Redeemable Noncontrolling Interest

On June 30, 2003, WPCI granted an incentive award to two officers of WPCI consisting of 1,500,000 restricted units, representing an approximate 13% interest in WPCI, and 1,500,000 options for WPCI units with a combined fair value of $2.5 million at that date. Both the options and restricted units vested ratably over five years, with full vesting occurring December 31, 2007. During 2008, the officers exercised all of their 1,500,000 options to purchase 1,500,000 units of WPCI at $1 per unit. Upon the exercise of the WPCI options, the officers had a total interest of approximately 23% in WPCI. The terms of the vested restricted units and units received in connection with the exercise of options of WPCI by noncontrolling interest holders provided that the units could be redeemed, commencing December 31, 2012 and thereafter, solely in exchange for our shares and that any redemption would be subject to a third-party valuation of WPCI. In connection with a reorganization of WPCI into three separate entities in 2008, the officers also owned equivalent interests in the three new entities.

In December 2009, one of those officers resigned from W. P. Carey, WPCI and all affiliated entities pursuant to a mutually agreed separation. As part of this separation, we effected the purchase of all of the interests in WPCI and certain related entities held by that officer for cash, at a negotiated fair market value of $15.4 million. The tax effect of approximately $4.8 million relating to the acquisition of this interest, which resulted in an increase in contributed capital, was recorded as an adjustment to Listed shares in the consolidated balance sheets. The remaining officer currently has a total interest of approximately 7.7% in each of WPCI and the related entities.

We account for the noncontrolling interest in WPCI held by the officer as a redeemable noncontrolling interest, as we have an obligation to repurchase the interest from that officer for shares of our common stock, subject to certain conditions. As the redemption provisions include certain terms that are not solely within our control, the noncontrolling interest is classified as redeemable. The officer's interest is reflected at estimated redemption value for all periods presented. Redeemable noncontrolling interests, as presented on the consolidated balance sheets, reflect adjustments of $(0.5) million, $(0.5) million and $6.8 million at December 31, 2011, 2010 and 2009, respectively, to present the officer's interest at redemption value.

The following table presents a reconciliation of redeemable noncontrolling interest (in thousands):

	Years Ended December 31,
	2011	2010	2009
Beginning balance	$7,546	$7,692	$18,085
Redemption value adjustment	(455)	(471)	6,773
Net income	1,923	1,293	2,258
Distributions	(1,309)	(956)	(4,056)
Purchase of noncontrolling interests	-	-	(15,380)
Change in other comprehensive (loss) income	(5)	(12)	12
Ending balance	$7,700	$7,546	$7,692

Accumulated Other Comprehensive Loss

The following table presents the components of accumulated other comprehensive loss reflected in equity, net of tax. Amounts include our proportionate share of other comprehensive income or loss from our unconsolidated investments (in thousands):

	December 31,
	2011	2010
Unrealized gain on marketable securities	$37	$48
Unrealized loss on derivative instruments	(5,246)	(1,658)
Foreign currency translation adjustment	(3,298)	(1,853)
Accumulated other comprehensive loss	$(8,507)	$(3,463)

Earnings Per Share

Under current authoritative guidance for determining earnings per share, all unvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our unvested RSUs contain rights to receive non-forfeitable distribution equivalents, and therefore we apply the two-class method of computing earnings per share. The calculation of earnings per share below excludes the income attributable to the unvested RSUs from the numerator. The following table summarizes basic and diluted earnings per share for the periods indicated (in thousands, except share amounts):

	Years Ended December 31,
	2011	2010	2009
Net income attributable to W. P. Carey members	$139,079	$73,972	$69,023
Allocation of earnings to participating unvested RSUs	(2,130)	(440)	(1,127)
Net income – basic	136,949	73,532	67,896
Income effect of dilutive securities, net of taxes	-	724	1,250
Net income – diluted	$136,949	$74,256	$69,146

Weighted average shares outstanding – basic	39,819,475	39,514,746	39,019,709
Effect of dilutive securities	278,620	493,148	693,026
Weighted average shares outstanding – diluted	40,098,095	40,007,894	39,712,735

Securities included in our diluted earnings per share determination consist of stock options and restricted stock awards. Securities totaling 207,258 shares, 247,750 shares and 485,408 shares for the years ended December 31, 2011, 2010 and 2009, respectively, were excluded from the earnings per share computations above as their effect would have been anti-dilutive.

In January 2012, the Compensation Committee approved long-term incentive plan awards to key employees consisting of 168,900 RSUs and 282,400 PSUs that could have a dilutive impact on our earnings per share calculation.

Share Repurchase Programs

In December 2008, the Executive Committee of our board of directors (the “Executive Committee”) approved a program to repurchase up to $10.0 million of our common stock through March 4, 2009 or the date the maximum was reached, if earlier. During the term of this program, we repurchased a total of $9.3 million of our common stock. In March 2009, the Executive Committee approved an additional program to repurchase up to $3.5 million of our common stock through March 27, 2009 or the date the maximum was reached, if earlier. During the term of this program, we repurchased a total of $2.8 million of our common stock.

Stock-Based and Other Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation and Equity [Abstract]
Stock-Based and Other Compensation

Note 11. Equity and Stock-Based and Other Compensation

Stock-Based Compensation

The total compensation expense (net of forfeitures) for our stock-based compensation plans was $5.2 million and $2.5 million for the three months ended March 31, 2012 and 2011, respectively, all of which are included in General and administrative expenses in the consolidated financial statements. The tax benefit recognized by us related to these plans totaled $2.3 million and $1.1 million for the three months ended March 31, 2012 and 2011, respectively.

There has been no significant activity or changes to the terms and conditions of any of our stock-based compensation plans or arrangements during 2012, other than as described below.

2009 Share Incentive Plan

In January 2012, the compensation committee of our board of directors approved long-term incentive (“LTIP”) awards to key employees consisting of 168,900 restricted stock units (“RSUs”), which represent the right to receive shares of our common stock over time, and 162,400 performance stock units (“PSUs”), which represent the right to receive shares of our common stock based on the level of achievement during a specified performance period of one or more performance goals for the Company set by the independent Compensation Committee of our Board of Directors. The RSUs are scheduled to vest in equal annual installments over three years. Vesting of the PSUs is conditioned upon the extent that we achieve the performance goals during the performance period, which was set as January 1, 2012 through December 31, 2014. The ultimate number of shares to be issued upon vesting of PSUs will depend on the extent to which we meet the performance goals and can range from zero to three times the original “target” awards noted above. In February and March 2012, in connection with entering into employment agreements with two key officers, the Compensation Committee granted 42,000 PSUs and 78,000 RSUs to the officers that have the same terms and performance goals as noted above. Additionally, in January 2012, two investment officers received awards pursuant to their existing employment agreements, consisting of 120,000 PSUs, of which the vesting of 100,000 PSUs are subject to the same three-year performance goals set by the Compensation Committee and the vesting of 20,000 PSUs are subject to our Chief Executive Officer's discretion, based on the officers' performance in the next two years. As a result of the 2012 awards, we currently expect to recognize compensation expense totaling approximately $27.8 million over the vesting period, of which $1.6 million was recognized during the three months ended March 31, 2012. We will review our performance against these goals on an ongoing basis and update expectations as warranted.

Earnings Per Share

Under current authoritative guidance for determining earnings per share, all unvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our unvested RSUs contain rights to receive non-forfeitable distribution equivalents, and therefore we apply the two-class method of computing earnings per share. The calculation of earnings per share below excludes the income attributable to the unvested RSUs from the numerator. The following table summarizes basic and diluted earnings for the periods indicated (in thousands, except share amounts):

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

Securities included in our diluted earnings per share determination consist of stock options and restricted stock awards. Securities totaling 321,290 shares for the three months ended March 31, 2011 were excluded from the earnings per share computations above as their effect would have been anti-dilutive. These securities did not have any anti-dilutive effect during the prior year period. There were no such anti-dilutive securities during the three months ended March 31, 2012.

Note 14. Stock-Based and Other Compensation

Stock-Based Compensation

At December 31, 2011, we maintained several stock-based compensation plans as described below. The total compensation expense (net of forfeitures) for awards issued under these plans was $17.8 million, $7.4 million and $9.3 million for the years ended December 31, 2011, 2010 and 2009, respectively, all of which are included in General and administrative expenses in the consolidated financial instruments. Stock-based compensation expense for the year ended December 31, 2011 included an additional $4.5 million of compensation expense as a result of revising the expected vesting of PSUs granted during 2009 and 2010. Stock-based compensation expense for the year ended December 31, 2010 included net forfeitures of $2.0 million as a result of the resignation of two senior officers. The tax benefit recognized by us related to these awards totaled $7.8 million, $3.3 million and $4.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

2009 Incentive Plan and 1997 Incentive Plans

We maintain the 1997 Share Incentive Plan (as amended, the “1997 Incentive Plan”), which authorized the issuance of up to 6,200,000 shares of our common stock. In June 2009, our shareholders approved the 2009 Share Incentive Plan (the “2009 Incentive Plan”) to replace the 1997 Incentive Plan, except with respect to outstanding contractual obligations under the 1997 Incentive Plan, so that no further awards can be made under that plan. The 2009 Incentive Plan authorizes the issuance of up to 3,600,000 shares of our common stock, of which 1,102,605 were issued or reserved for issuance upon vesting of RSUs and PSUs at December 31, 2011. The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs. The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights. The vesting of grants under both plans is accelerated upon a change in our control and under certain other conditions.

In December 2007, the Compensation Committee approved the long-term incentive plan (“LTIP”) and terminated further contributions to the Partnership Equity Unit Plan described below. The following table presents LTIP awards granted in the past three years:

2009 Incentive Plan			1997 Incentive Plan
Fiscal Year	RSUs awarded	PSUs Awarded	Fiscal Year	RSUs awarded	PSUs Awarded
2010	140,050	159,250	2009	126,050	152,000
2011 (a)	524,550	291,600

__________

(a)       Includes 340,000 RSUs and 100,000 PSUs issued in connection with entering into employment agreements with certain employees, and excludes 20,000 PSUs for which the terms and conditions were not determined at the time of grant.

As a result of issuing the LTIP awards, we currently expect to recognize compensation expense totaling approximately $47.9 million over the vesting period, of which $15.7 million, $5.7 million and $4.2 million was recognized during 2011, 2010 and 2009, respectively.

2009 Non-Employee Directors Incentive Plan and 1997 Non-Employee Directors' Plan

We maintain the 1997 Non-Employee Directors' Plan (the “1997 Directors' Plan”), which authorized the issuance of up to 300,000 shares of our Common Stock. In June 2007, the 1997 Director's Plan, which had been due to expire in October 2007, was extended through October 2017. In June 2009, our shareholders approved the 2009 Non-Employee Directors' Incentive Plan (the “2009 Directors' Plan”) to replace the 1997 Directors' Plan, except with respect to outstanding contractual obligations under the predecessor plan, so that no further awards can be made under that plan. The 1997 Directors' Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares. The 2009 Directors' Plan authorizes the issuance of 325,000 shares of our common stock in the aggregate and initially provided for the automatic annual grant of RSUs with a total value of $50,000 to each director. In January 2011, the Compensation Committee approved an increase in the value of the annual grant to $70,000 per director, effective as of July 1, 2011. In the discretion of our board of directors, the awards may also be in the form of share options or restricted shares, or any combination of the permitted awards. At December 31, 2011, there were 64,905 shares issued or reserved for issuance upon vesting of RSUs under this plan.

Employee Share Purchase Plan

We sponsor an Employee Share Purchase Plan (“ESPP”) pursuant to which eligible employees may contribute up to 10% of compensation, subject to certain limits, to purchase our common stock. Employees can purchase stock semi-annually at a price equal to 85% of the fair market value at certain plan defined dates. Compensation expense under this plan for the years ended December 31, 2011, 2010 and 2009 was $0.6 million, $0.2 million and $0.4 million, respectively.

Partnership Equity Unit Plan

During 2003, we adopted a non-qualified deferred compensation plan (the “Partnership Equity Plan”, or “PEP”) under which a portion of any participating officer's cash compensation in excess of designated amounts was deferred and the officer was awarded Partnership Equity Plan Units (“PEP Units”). The value of each PEP Unit was intended to correspond to the value of a share of the CPA® REIT designated at the time of such award. During 2005, further contributions to the initial PEP were terminated and it was succeeded by a second PEP. As amended, payment under these plans will occur at the earlier of December 16, 2013 (in the case of the initial PEP) or twelve years from the date of award. The award is fully vested upon grant. Each of the PEPs is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation and subject to liability award accounting. The value of each PEP Unit will be adjusted to reflect the underlying appraised value of the designated CPA® REIT. Additionally, each PEP Unit will be entitled to distributions equal to the distribution rate of the CPA® REIT. All issuances of PEP Units, changes in the fair value of PEP Units and distributions paid are included in our compensation expense.

The plans are carried at fair value each quarter and are subject to changes in the fair value of the PEP units. Compensation expense under these Plans for the years ended December 31, 2011, 2010 and 2009 was less than $0.1 million, $0.1 million and $0.2 million, respectively. Further contributions to the second PEP were terminated at December 31, 2007; however, this termination did not affect any awardees' rights pursuant to awards granted under this plan. In December 2008, participants in the PEPs were required to make an election to either (i) remain in the PEPs, (ii) receive cash for their PEP Units (available to former employees only) or (iii) convert their PEP Units to fully vested RSUs (available to current employees only) to be issued under the 1997 Incentive Plan on June 15, 2009. Substantially all of the PEP participants elected to receive cash or convert their existing PEP Units to RSUs. In January 2009, we paid $2.0 million in cash to former employee participants who elected to receive cash for their PEP Units. As a result of the election to convert PEP Units to RSUs, we derecognized $9.3 million of our existing PEP liability and recorded a deferred compensation obligation within W. P. Carey members' equity in the same amount during the second quarter of 2009. The PEP participants that elected RSUs received a total of 356,416 RSUs, which was equal to the total value of their PEP Units divided by the closing price of our common stock on June 15, 2009. The PEP participants electing to receive RSUs were required to defer receipt of the underlying shares of our common stock for a minimum of two years. While employed by us, these participants are entitled to receive dividend equivalents equal to the amount of dividends paid on the underlying common stock during the deferral period. At December 31, 2011, we are obligated to issue 108,441 shares of our common stock underlying these RSUs, which is recorded within W. P. Carey members' equity as a Deferred compensation obligation of $2.8 million. The remaining PEP liability pertaining to participants who elected to remain in the plans was $0.7 million at December 31, 2011.

Stock Options

Option activity and changes for all periods presented were as follows:

	Year Ended December 31, 2011
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value
Outstanding at beginning of year	1,699,701	$28.57
Exercised	(449,660)	27.71
Forfeited / Expired	(42,000)	32.85
Outstanding at end of year	1,208,041	$28.73	3.29	$14,582,357
Vested and expected to vest at end of year	1,194,123	$28.81	3.29	$14,484,260
Exercisable at end of year	959,779	$28.36	2.95	$12,073,268

	Years Ended December 31,
	2010			2009
			Weighted			Weighted
			Average			Average
			Remaining			Remaining
		Weighted	Contractual		Weighted	Contractual
		Average	Term		Average	Term
	Shares	Exercise Price	(in Years)	Shares	Exercise Price	(in Years)
Outstanding at beginning of year	2,255,604	$27.55		2,543,239	$27.16
Exercised	(399,507)	22.26		(201,701)	22.29
Forfeited / Expired	(156,396)	30.24		(85,934)	28.46
Outstanding at end of year	1,699,701	$28.57	4.26	2,255,604	$27.55	4.80
Exercisable at end of year	1,231,683	$27.86		2,220,902	$27.50

Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments. Options granted under the 1997 Directors' Plan have a 10-year term and vest generally over three years from the date of grant. We have not issued option awards since 2008. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $4.6 million, $2.8 million and $1.0 million, respectively.

At December 31, 2011, approximately $24.4 million of total unrecognized compensation expense related to nonvested stock-based compensation awards was expected to be recognized over a weighted-average period of approximately 2.3 years.

We have the ability and intent to issue shares upon stock option exercises. Historically, we have issued authorized but unissued common stock to satisfy such exercises. Cash received from stock option exercises and purchases under the ESPP during the years ended December 31, 2011, 2010 and 2009 was $1.2 million, $3.7 million and $1.5 million, respectively.

Restricted and Conditional Awards

Nonvested restricted stock, RSUs and PSUs at December 31, 2011 and changes during the years ended December 31, 2011 and 2010 were as follows:

	Restricted Stock and RSU Awards		PSU Awards
		Weighted Average		Weighted Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1, 2009	454,452	$30.50	90,469	$37.88
Granted	159,362	23.97	152,000	30.42
Vested (a)	(194,741)	29.77	-	-
Forfeited	(37,195)	23.00	(20,625)	32.33
Adjustment (b)	-	-	(51,469)	26.50
Nonvested at December 31, 2009	381,878	28.87	170,375	32.33
Granted	156,682	28.34	159,250	36.16
Vested (a)	(175,225)	28.58	-	-
Forfeited	(99,515)	29.75	(65,725)	36.26
Adjustment (b)	-	-	(19,906)	28.49
Nonvested at December 31, 2010	263,820	28.42	243,994	36.18
Granted	541,890	34.65	291,600	46.66
Vested (a)	(162,437)	30.48	(48,925)	39.78
Forfeited	(18,480)	29.32	(14,055)	42.14
Adjustment (b)	-	-	200,814	22.65
Nonvested at December 31, 2011	624,793	$33.26	673,428	$36.30

____________

  The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $6.9 million, $5.0 million and $7.2 million, respectively.
  Vesting and payment of the PSUs is conditional on certain company and market performance goals being met during the relevant three-year performance period. The ultimate number of PSUs to be vested will depend on the extent to which the performance goals are met and can range from zero to three times the original awards. Pursuant to a review of our current and expected performance versus the performance goals, we revised our estimate of the ultimate number of certain of the PSUs to be vested. As a result, we recorded an adjustment in 2011, 2010 and 2009 to reflect the number of shares expected to be issued when the PSUs vest.

At the end of each reporting period, we evaluate the ultimate number of PSUs we expect to vest based upon the extent to which we have met and expect to meet the performance goals and where appropriate revise our estimate and associated expense. We do not adjust the associated expense for revision on PSUs expected to vest based on market performance. Upon vesting, the RSUs and PSUs may be converted into shares of our common stock. Both the RSUs and PSUs carry dividend equivalent rights. Dividend equivalent rights on RSUs are paid in cash on a quarterly basis whereas dividend equivalent rights on PSUs accrue during the performance period and may be converted into additional shares of common stock at the conclusion of the performance period to the extent the PSUs vest. Dividend equivalent rights are accounted for as a reduction to retained earnings to the extent that the awards are expected to vest. For awards that are not expected to vest or do not ultimately vest, dividend equivalent rights are accounted for as additional compensation expense.

Other Compensation

Profit-Sharing Plan

We sponsor a qualified profit-sharing plan and trust that generally permits all employees, as defined by the plan, to make pre-tax contributions into the plan. We are under no obligation to contribute to the plan and the amount of any contribution is determined by and at the discretion of our board of directors. Our board of directors can authorize contributions to a maximum of 15% of an eligible participant's compensation, limited to less than $0.1 million annually per participant. For the years ended December 31, 2011, 2010 and 2009, amounts expensed for contributions to the trust were $3.8 million, $3.3 million and $3.3 million, respectively, which were included in General and administrative expenses in the accompanying consolidated financial statements. The profit-sharing plan is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation.

Other

We have employment contracts with certain senior executives. These contracts provide for severance payments in the event of termination under certain conditions including a change of control. During 2011, 2010 and 2009, we recognized severance costs totaling approximately $0.4 million, $1.1 million and $1.7 million, respectively, related to several former employees who did not have employment contracts. Such costs are included in General and administrative expenses in the accompanying consolidated financial statements.

Noncontrolling Interests	3 Months Ended
Mar. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

Note 12. Noncontrolling Interests

Noncontrolling interest is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. There were no changes in our ownership interest in any of our consolidated subsidiaries for the three months ended March 31, 2012.

The following tables present a reconciliation of total equity, the equity attributable to our shareholders and the equity attributable to noncontrolling interests (in thousands):

	Three Months Ended March 31, 2012
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$716,402	$682,581	$33,821
Shares issued	4,249	4,249	-
Contributions	750	-	750
Redemption value adjustment	(79)	(79)	-
Net income (loss)	11,712	12,290	(578)
Stock-based compensation expense	5,261	5,261	-
Windfall tax benefit - share incentive plans	4,597	4,597	-
Distributions	(23,511)	(23,330)	(181)
Change in other comprehensive income	2,914	2,531	383
Shares repurchased	(4,305)	(4,305)	-
Balance - end of period	$717,990	$683,795	$34,195

	Three Months Ended March 31, 2011
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$665,474	$625,013	$40,461
Contributions	617	-	617
Redemption value adjustment	691	691	-
Net income (loss)	23,013	23,343	(330)
Stock-based compensation expense	2,451	2,451	-
Windfall tax benefit - share incentive plans	293	293	-
Distributions	(21,305)	(20,418)	(887)
Change in other comprehensive income	6,675	5,764	911
Shares repurchased	(2,860)	(2,860)	-
Balance - end of period	$675,049	$634,277	$40,772

Redeemable Noncontrolling Interest

We account for the noncontrolling interest in WPCI held by one of our officers (Note 3) as a redeemable noncontrolling interest, as we have an obligation to repurchase the interest from that officer, subject to certain conditions. The officer's interest is reflected at estimated redemption value for all periods presented. Redeemable noncontrolling interest, as presented on the consolidated balance sheets, reflects an adjustment of $0.1 million and $(0.5) million at March 31, 2012 and December 31, 2011, respectively, to present the noncontrolling interest at redemption value.

The following table presents a reconciliation of redeemable noncontrolling interest (in thousands):

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 13. Income Taxes

Income tax provision for the three months ended March 31, 2012 and 2011 was $1.7 million and $7.6 million, respectively. The difference in the provision for income taxes reflected in the consolidated statements of income as compared to the provision calculated at the statutory federal income tax rate is primarily attributable to state and foreign income taxes, the tax classification of entities in the consolidated group and various permanent differences between pre-tax GAAP income and taxable income.

We have elected to be treated as a partnership for U.S. federal income tax purposes. As partnerships, we and our partnership subsidiaries are generally not directly subject to tax. We conduct our investment management services primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. We conduct business in the U.S. and the European Union, and as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. Certain of our inter-company transactions that have been eliminated in consolidation for financial accounting purposes are also subject to taxation. Periodically, shares in the REITs that are payable to our taxable subsidiaries in consideration for services rendered are distributed from these subsidiaries to us.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2008 through 2012 remain open to examination by the major taxing jurisdictions to which we are subject.

Our subsidiary, Carey REIT II, Inc. (“Carey REIT II”), owns our real estate assets and has elected to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code. In connection with the CPA®:14/16 Merger in May 2011, we formed a wholly-owned subsidiary, Carey REIT III, Inc. (“Carey REIT III”), to hold a special membership interest in the newly formed operating partnership of CPA®:16 – Global (Note 3). Carey REIT III has also elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II and Carey REIT III to continue to qualify as real estate investment trusts. Under the real estate investment trust operating structure, Carey REIT II and Carey REIT III are permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to either Carey REIT II or Carey REIT III.

Note 15. Income Taxes

The components of our provision for income taxes for the periods presented are as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Federal
Current	$17,834	$17,737	$19,796
Deferred	6,867	(2,409)	(6,388)
	24,701	15,328	13,408

State, Local and Foreign
Current	10,545	12,243	12,713
Deferred	1,968	(1,756)	(3,337)
	12,513	10,487	9,376
Total Provision	$37,214	$25,815	$22,784

Deferred income taxes at December 31, 2011 and 2010 consist of the following (in thousands):

	At December 31,
	2011	2010
Deferred tax assets
Unearned and deferred compensation	$12,598	$14,937
Other	3,465	82
	16,063	15,019

Deferred tax liabilities
Receivables from affiliates	(14,378)	(14,290)
Investments	(45,812)	(35,267)
Other	-	(755)
	(60,190)	(50,312)
Net deferred tax liability	$(44,127)	$(35,293)

A reconciliation of the provision for income taxes with the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the periods presented is as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
Pre-tax income from taxable subsidiaries	$78,561		$49,253		$41,943
Federal provision at statutory tax rate (35%)	27,496	35.0%	17,238	35.0%	14,680	35.0%
State and local taxes, net of federal benefit	7,409	9.4%	4,303	8.7%	4,246	10.1%
Amortization of intangible assets	486	0.6%	854	1.7%	855	2.0%
Other	286	0.4%	272	0.6%	101	0.3%
Tax provision — taxable subsidiaries	35,677	45.4%	22,667	46.0%	19,882	47.4%
Other state, local and foreign taxes	1,537		3,148		2,902
Total provision	$37,214		$25,815		$22,784

Included in Income taxes, net in the consolidated balance sheets at December 31, 2011 and 2010 are accrued income taxes totaling $0.7 million and $6.1 million, respectively, and deferred income taxes totaling $44.1 million and $35.3 million, respectively.

We have elected to be treated as a partnership for U.S. federal income tax purposes. As partnerships, we and our partnership subsidiaries are generally not directly subject to tax. We conduct our investment management services primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. We conduct business in the U.S. and the European Union, and as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. Certain of our inter-company transactions that have been eliminated in consolidation for financial accounting purposes are also subject to taxation. Periodically, shares in the REITs that are payable to our taxable subsidiaries in consideration for services rendered are distributed from these subsidiaries to us.

At January 1, 2010, we had unrecognized tax benefits of $0.6 million (net of federal benefits), if recognized, would affect our effective tax rate. During 2010, we reversed the unrecognized tax benefits, including all related interest totaling $0.1 million, as they were no longer required.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2008 through 2011 remain open to examination by the major taxing jurisdictions to which we are subject.

Our subsidiary, Carey REIT II, owns our real estate assets and has elected to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code. In connection with the CPA®:14/16 Merger in May 2011, we formed Carey REIT III to hold the Special Member Interest in the newly formed operating partnership of CPA®:16 – Global (Note 3). Carey REIT III has also elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II and Carey REIT III to continue to qualify as real estate investment trusts. Under the real estate investment trust operating structure, Carey REIT II and Carey REIT III are permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to either Carey REIT II or Carey REIT III.

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

Note 15. Discontinued Operations

From time to time, tenants may vacate space due to lease buy-outs, elections not to renew their leases, insolvency or lease rejection in the bankruptcy process. In these cases, we assess whether we can obtain the highest value from the property by re-leasing or selling it. In addition, in certain cases, we may try to sell a property that is occupied. When it is appropriate to do so under current accounting guidance for the disposal of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold are reflected in the consolidated financial statements as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
Revenues	$726	$1,833
Expenses	(609)	(1,078)
(Loss) gain on sale of real estate	(181)	781
Impairment charge	(2,425)	-
(Loss) income from discontinued operations	$(2,489)	$1,536

2012 — During the three months ended March 31, 2012, we sold two domestic properties for $2.4 million, net of selling costs, and recognized a net loss on these sales of $0.2 million, excluding impairment charges of $0.8 million previously recognized during 2011.

In January 2012, we entered into an agreement to sell a domestic property previously leased to L-3 Communications Titan Corp. In April 2012, we completed the sale of this property for $13.2 million, net of selling costs. In connection with the sale, we recognized impairment charges totaling $2.4 million during the three months ended March 31, 2012 and $5.8 million during 2011. At March 31, 2012, this property was classified as assets held for sale.

2011 — During the three months ended March 31, 2011, we sold two domestic properties for $9.2 million, net of selling costs, and recognized a net gain on these sales of $0.8 million, excluding impairment charges of $2.3 million previously recognized in 2010.

Note 16.        Discontinued Operations

From time to time, tenants may vacate space due to lease buy-outs, elections not to renew their leases, insolvency or lease rejection in the bankruptcy process. In these cases, we assess whether we can obtain the highest value from the property by re-leasing or selling it. In addition, in certain cases, we may try to sell a property that is occupied. When it is appropriate to do so under current accounting guidance for the disposal of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold are reflected in the consolidated financial statements as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Revenues	$7,039	$10,145	$16,697
Expenses	(4,642)	(5,771)	(8,825)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(6,708)	$(9,407)	$8,665

During the three months ended March 31, 2012, we sold two domestic properties for $2.4 million, net of selling costs, and recognized a net loss on these sales of $0.2 million, excluding impairment charges of $0.8 million previously recognized during 2011. Additionally, in January 2012, we entered into an agreement to sell a domestic property previously leased to L-3 Communications Titan Corp. In April 2012, we completed the sale of this property for $13.2 million, net of selling costs. In connection with the sale, we recognized impairment charges totaling $2.4 million during the three months ended March 31, 2012. We also recognized an impairment charge of $5.8 million on this property during 2011.

2011 — During the year ended December 31, 2011, we sold seven domestic properties for $12.5 million, net of selling costs, and recognized a net loss on these sales of $3.4 million, excluding impairment charges of less than $0.1 million and $2.7 million previously recognized during the years ended December 31, 2011 and 2010, respectively.

In September 2011, one of our subsidiaries consented to a court order appointing a receiver when it stopped making payments on the non-recourse debt obligation on a property after the tenant, Career Education Institute, vacated it. As we no longer had control over the activities that most significantly impact the economic performance of this subsidiary following possession of the property by the receiver, we deconsolidated the subsidiary during the third quarter of 2011. As of the date of deconsolidation, the property had a carrying value of $5.3 million, reflecting the impact of impairment charges totaling $5.6 million recognized during 2010, and the related non-recourse mortgage loan had an outstanding balance of $6.3 million. In connection with the deconsolidation, we recognized a gain of $1.0 million during the third quarter of 2011. We believe that our retained interest in this deconsolidated entity had no value at the date of deconsolidation.

2010 — We sold seven properties for a total of $14.6 million, net of selling costs, and recognized a net gain on these sales totaling $0.5 million, excluding impairment charges totaling $5.9 million and $6.0 million that were previously recognized in 2010 and 2009, respectively.

2009 — We sold five properties for $43.5 million, net of selling costs, and recognized a net gain on sale of $7.7 million, excluding impairment charges of $0.9 million, $0.5 million and $0.6 million recognized in 2009, 2008 and 2007, respectively.

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting

Note 14. Segment Reporting

We evaluate our results from operations by our two major business segments — Investment Management and Real Estate Ownership (Note 1). The following table presents a summary of comparative results of these business segments (in thousands):

	Three Months Ended March 31,
	2012	2011
Investment Management
Revenues (a)	$45,764	$56,764
Operating expenses (a)	(44,060)	(38,923)
Other, net (b)	10,077	2,716
Provision for income taxes	(622)	(7,380)
Income from continuing operations attributable to W. P. Carey members	$11,159	$13,177
Real Estate Ownership (c)
Revenues	$23,645	$19,155
Operating expenses	(16,946)	(10,405)
Interest expense	(7,345)	(4,316)
Other, net (b)	5,339	4,383
Provision for income taxes	(1,073)	(187)
Income from continuing operations attributable to W. P. Carey members	$3,620	$8,630
Total Company
Revenues (a)	$69,409	$75,919
Operating expenses (a)	(61,006)	(49,328)
Interest expense	(7,345)	(4,316)
Other, net (b)	15,416	7,099
Provision for income taxes	(1,695)	(7,567)
Income from continuing operations attributable to W. P. Carey members	$14,779	$21,807

	Total Long-Lived Assets at (d)		Total Assets at
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
Investment Management	$2,315	$2,593	$139,865	$128,557
Real Estate Ownership	1,197,398	1,217,931	1,319,121	1,334,066
Total Company	$1,199,713	$1,220,524	$1,458,986	$1,462,623

__________

  Included in revenues and operating expenses are reimbursable costs from affiliates totaling $18.7 million and $17.7 million for the three months ended March 31, 2012 and 2011, respectively.
  Includes Interest income, Income from equity investments in real estate and the REITs, Income (loss) attributable to noncontrolling interests and Other income and (expenses).
  Included within the Real Estate Ownership segment is our total investment in shares of CPA®:16 – Global, which represents approximately 23% of our total assets at March 31, 2012 (Note 6).
  Long-lived assets include Net investments in real estate and intangible assets related to management contracts.

At March 31, 2012, our international investments within our Real Estate Ownership segment were comprised of investments in France, Poland, Germany and Spain. The following tables present information about these investments (in thousands):

	Three Months Ended March 31,
	2012	2011
Lease revenues	$2,563	$1,999
Income from equity investments in real estate	1,539	1,523
	$4,102	$3,522

	March 31, 2012	December 31, 2011
Long-lived assets	$67,667	$66,086

Note 17.       Segment Reporting

We evaluate our results from operations by our two major business segments — Investment Management and Real Estate Ownership (Note 1). Effective January 1, 2011, we include our equity investments in the REITs in our Real Estate Ownership segment. The equity income or loss from the REITs that is now included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the REITs. This treatment is consistent with that of our directly-owned properties. Results for the years ended December 31, 2010 and 2009 have been reclassified to conform to the current period presentation. The following table presents a summary of comparative results of these business segments (in thousands):

	Years Ended December 31,
	2011	2010	2009
Investment Management
Revenues (a)	$242,647	$191,890	$155,119
Operating expenses (a)	(157,544)	(133,682)	(110,160)
Other, net (b)	23,866	7,026	7,913
Provision for income taxes	(34,971)	(23,661)	(21,813)
Income from continuing operations attributable to W. P. Carey members	$73,998	$41,573	$31,059
Real Estate Ownership (c)
Revenues	$88,994	$73,535	$68,779
Operating expenses	(54,755)	(39,512)	(37,084)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	61,713	25,662	13,037
Provision for income taxes	(2,243)	(2,154)	(971)
Income from continuing operations attributable to W. P. Carey members	$71,789	$41,806	$29,299
Total Company
Revenues (a)	$331,641	$265,425	$223,898
Operating expenses (a)	(212,299)	(173,194)	(147,244)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	85,579	32,688	20,950
Provision for income taxes	(37,214)	(25,815)	(22,784)
Income from continuing operations attributable to W. P. Carey members	$145,787	$83,379	$60,358

	Total Long-Lived Assets		Total Assets
	at December 31, (d)		at December 31,
	2011	2010	2011	2010
Investment Management	$2,593	$3,730	$128,557	$123,921
Real Estate Ownership	1,217,931	946,975	1,334,066	1,048,405
Total Company	$1,220,524	$950,705	$1,462,623	$1,172,326

____________

  Included in revenues and operating expenses are reimbursable costs from affiliates totaling $64.8 million, $60.0 million, and $47.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.
  Includes Other interest income, Income from equity investments in real estate and the REITs, Gain on change in control of interests, Income (loss) attributable to noncontrolling interests, Income attributable to redeemable noncontrolling interest and Other income and (expenses). Equity earnings that represent our proportionate share of revenue less expenses of the net-leased properties held by the REITs are included in Real Estate Ownership segment. However, cash distributions of our proportionate share of earnings from the operating partnerships of CPA®:16 – Global and CPA®:17 – Global and the amortization of deferred revenue related to our Special Member Interest in the operating partnership of CPA®:16 – Global are included in the Investment Management segment.
  Included within the Real Estate Ownership segment is our total investment in shares of CPA®:16 – Global, which represents approximately 23% of our total assets at December 31, 2011 (Note 6).
  Long-lived assets include Net investments in real estate and intangible assets related to management contracts.

Geographic information for our Real Estate Ownership segment is as follows:

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$79,265	$9,729	$88,994
Operating expenses	(49,896)	(4,859)	(54,755)
Interest expense	(20,225)	(1,695)	(21,920)
Other, net (b)	55,537	6,176	61,713
Provision for income taxes	(2,135)	(108)	(2,243)
Income from continuing operations attributable to W. P. Carey members	$62,546	$9,243	$71,789
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets	$1,151,845	$66,086	$1,217,931

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$65,829	$7,706	$73,535
Operating expenses	(35,770)	(3,742)	(39,512)
Interest expense	(13,983)	(1,742)	(15,725)
Other, net (b)	21,719	3,943	25,662
Provision for income taxes	(2,124)	(30)	(2,154)
Income from continuing operations attributable to W. P. Carey members	$35,671	$6,135	$41,806
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets	$877,849	$69,126	$946,975

Year Ended December 31, 2009	Domestic	Foreign (a)	Total
Revenues	$60,806	$7,973	$68,779
Operating expenses	(34,665)	(2,419)	(37,084)
Interest expense	(12,411)	(2,051)	(14,462)
Other, net (b)	7,248	5,789	13,037
Provision for income taxes	(8)	(963)	(971)
Income from continuing operations attributable to W. P. Carey members	$20,970	$8,329	$29,299
Total assets	$900,431	$64,865	$965,296
Total long-lived assets	$836,549	$47,911	$884,460

____________

  All years include operations in France, Germany and Poland; and 2010 and 2011 also include operations in Spain.
  Includes Interest income, Income from equity investments in real estate and the REITs, Income (loss) attributable to noncontrolling interests and Other income and (expenses).

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 18. Selected Quarterly Financial Data (Unaudited)

(Dollars in thousands, except per share amounts)

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a) (b)	$75,945	$116,776	$76,973	$61,947
Expenses (a)	49,328	53,507	57,674	51,790
Net income	23,616	81,060	25,258	9,204
Add: Net loss attributable to noncontrolling interests	330	384	581	569
Less: Net income attributable to redeemable
noncontrolling interests	(603)	(1)	(637)	(682)
Net income attributable to W. P. Carey members	23,343	81,443	25,202	9,091
Earnings per share attributable to W. P. Carey members -
Basic	0.58	2.02	0.62	0.22
Diluted	0.58	1.99	0.62	0.23

Distributions declared per share	0.512	0.550	0.560	0.563

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues (a)	$60,532	$67,904	$56,927	$80,062
Expenses (a)	41,713	42,342	40,947	48,192
Net income	14,302	23,721	16,371	20,557
Add: Net loss attributable to noncontrolling interests	286	128	81	(181)
Less: Net income attributable to redeemable
noncontrolling interests	(175)	(417)	(106)	(595)
Net income attributable to W. P. Carey members	14,413	23,432	16,346	19,781
Earnings per share attributable to W. P. Carey members -
Basic	0.36	0.59	0.41	0.50
Diluted	0.36	0.59	0.41	0.50

Distributions declared per share	0.504	0.506	0.508	0.510

__________

  Certain amounts from previous quarters have been reclassified to discontinued operations (Note 16)
  Amount for the three months ended June 30, 2011 includes $52.5 million of incentive, termination and subordinated disposition revenue recognized in connection with the CPA®:14/16 Merger (Note 3).

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Events

Note 19. Subsequent Events

Proposed Merger

On February 17, 2012, we and CPA®:15 entered into a definitive agreement pursuant to which CPA®:15 will merge with and into one of our subsidiaries for a combination of cash and shares of our common stock as described below. In connection with the proposed Merger, we plan to file a registration statement with the SEC regarding the shares of our common stock to be issued to shareholders of CPA®:15 in the proposed Merger. Special meetings will be scheduled to obtain the approval of CPA®:15's shareholders of the proposed Merger and the approval of our shareholders of the proposed Merger and the proposed REIT Reorganization described below. The closing of the proposed Merger is also subject to customary closing conditions. If the proposed Merger is approved and the other closing conditions are met, we currently expect that the closing will occur by the third quarter of 2012, although there can be no assurance of such timing.

At December 31, 2011, CPA®:15's portfolio was comprised of full or partial ownership in 315 properties, substantially all of which were triple-net leased with an average remaining life of 10.4 years and an estimated annual contractual minimum base rent of $223.0 million (on a pro rata basis). We expect to assume the related property debt comprised of 74 fixed-rate and seven variable-rate non-recourse mortgage loans with an aggregate fair value of $1.2 billion and a weighted-average annual interest rate of 5.7% at December 31, 2011 (on a pro rata basis). During 2011, we earned $26.0 million in fees from CPA®:15 and recognized $3.4 million in equity earnings based on our ownership of shares in CPA®:15.

We have also obtained a commitment for a $175.0 million term loan as part of our credit facility in order to pay for the cash portion of the consideration in the proposed Merger. Our commitment expires on the earlier of the termination or closing of the proposed Merger or September 30, 2012. The commitment letters are subject to a number of closing conditions, including the lenders' satisfactory completion of due diligence and determination that no material adverse change has occurred, and there can be no assurance that we will be able to obtain the term loan on acceptable terms or at all.

In the proposed Merger, CPA®:15 shareholders will be entitled to receive a $1.25 in cash and 0.2326 shares of our common stock for each share of CPA®:15 common stock owned, which equated to $11.73 per share of CPA®:15 common stock based on our $45.07 per share closing price as of February 17, 2012, the date that the merger agreement was signed. The estimated total proposed Merger consideration includes cash of approximately $151.8 million and the issuance of approximately 28,241,000 of our shares, based on the total shares of CPA®:15 outstanding of 131,566,206, of which 10,153,074 shares were owned by us, on February 17, 2012. As a condition of the proposed Merger, we have agreed to waive our subordinated disposition and termination fees.

If the proposed Merger is approved, immediately prior to merging, we plan to reorganize as a real estate investment trust. The proposed REIT Reorganization is an internal reorganization of our corporate structure into a real estate investment trust to hold substantially all of our real estate assets attributable to our Real Estate Ownership segment while the activities conducted by our Investment Management segment subsidiaries will be organized under taxable real estate investment trust subsidiaries (“REIT Reorganization”). This proposed REIT Reorganization is expected to be tax-free for U.S. Federal purposes, except for the cash consideration.

Retrospective Adjustment for Discontinued Operations

During the three months ended March 31, 2012, we sold two domestic properties for $2.4 million, net of selling costs, and recognized a net loss on these sales of $0.2 million, excluding impairment charges of $0.8 million previously recognized during 2011. Additionally, in January 2012, we entered into an agreement to sell a domestic property previously leased to L-3 Communications Titan Corp. In April 2012, we completed the sale of this property for $13.2 million, net of selling costs. In connection with the sale, we recognized impairment charges totaling $2.4 million during the three months ended March 31, 2012. We also recognized an impairment charge of $5.8 million on this property during 2011. In accordance with current authoritative guidance for accounting for disposal of long-lived assets, the accompanying consolidated statements of income have been retrospectively adjusted and the net results of operations of each of these properties have been reclassified to discontinued operations for the years ended December 31, 2011, 2010 and 2009. The net effect of the reclassification represents an increase of $4.5 million, or 3%, in our previously reported income from continuing operations for the year ended December 31, 2011, and decreases of $1.9 million, or 2%, and $2.0 million, or 3%, in our previously reported income from continuing operations for the years ended December 31, 2010 and 2009, respectively. There is no effect on our previously reported net income, financial condition or cash flows.

Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]
W. P. CAREY & CO. LLC
SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION
December 31, 2011
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Office facilities in Broomfield, CO	$-	$248	$2,538	$4,844	$(1,784)	$2,928	$2,918	$5,846	$1,143	Jan. 1998	40 yrs.
Distribution facilities and warehouses in Erlanger, KY	9,323	1,526	21,427	2,966	141	1,526	24,534	26,060	8,681	Jan. 1998	40 yrs.
Retail stores in Montgomery and Brewton, AL	-	855	6,762	143	(6,547)	142	1,071	1,213	759	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Anchorage, AK and Commerce, CA	-	4,905	11,898	-	12	4,905	11,910	16,815	1,041	Jan. 1998	40 yrs.
Office facility in Toledo, OH	2,313	224	2,408	-	-	224	2,408	2,632	903	Jan. 1998	40 yrs.
Industrial facility in Goshen, IN	-	239	940	-	-	239	940	1,179	86	Jan. 1998	40 yrs.
Office facility in Beaumont, TX	-	164	2,344	967	-	164	3,311	3,475	1,323	Jan. 1998	40 yrs.
Office facility in Raleigh, NC	-	1,638	2,844	157	(2,554)	828	1,257	2,085	383	Jan. 1998	20 yrs.
Office facility in King of Prussia, PA	-	1,219	6,283	1,295	-	1,219	7,578	8,797	2,461	Jan. 1998	40 yrs.
Warehouse/distribution facility in Fort Lauderdale, FL	-	1,893	11,077	703	(8,449)	1,173	4,051	5,224	1,325	Jan. 1998	40 yrs.
Industrial facilities in Pinconning, MS	-	32	1,692	-	-	32	1,692	1,724	592	Jan. 1998	40 yrs.
Industrial facilities in San Fernando, CA	8,020	2,052	5,322	-	152	2,052	5,474	7,526	1,906	Jan. 1998	40 yrs.
Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	395	9,382	-	-	(172)	9,210	-	9,210	-	Jan. 1998	N/A
Industrial facility in Milton, VT	-	220	1,579	-	-	220	1,579	1,799	553	Jan. 1998	40 yrs.
Land in Glendora, CA	-	1,135	-	-	17	1,152	-	1,152	-	Jan. 1998	N/A
Office facilities in Bloomingdale, IL	-	1,075	11,453	1,050	(4,934)	520	8,124	8,644	4,160	Jan. 1998	40 yrs.
Industrial facility in Doraville, GA	4,939	3,288	9,864	1,546	274	3,287	11,685	14,972	3,576	Jan. 1998	40 yrs.
Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX	52,921	3,490	72,497	-	(15,008)	335	60,644	60,979	1,969	Jan. 1998	40 yrs.
Land in Irving and Houston, TX	8,508	9,795	-	-	-	9,795	-	9,795	-	Jan. 1998	N/A
Industrial facility in Chandler, AZ	12,685	5,035	18,957	7,435	541	5,035	26,933	31,968	8,176	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Houston, TX	-	167	885	68	-	167	953	1,120	320	Jan. 1998	40 yrs.
Industrial facility in Prophetstown, IL	-	70	1,477	-	(1,424)	7	116	123	27	Jan. 1998	40 yrs.
Office facilities in Bridgeton, MO	-	842	4,762	1,627	71	842	6,460	7,302	1,272	Jan. 1998	40 yrs.
Industrial facility in Industry, CA	-	3,789	13,164	1,380	318	3,789	14,862	18,651	4,172	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Memphis, TN	-	1,051	14,037	1,519	(3,418)	807	12,382	13,189	10,388	Jan. 1998	7 yrs.
Retail stores in Drayton Plains, MI and Citrus Heights, CA	-	1,039	4,788	165	193	1,039	5,146	6,185	920	Jan. 1998	35 yrs.
Warehouse/distribution facilities in New Orleans, LA; Memphis, TN and San Antonio, TX	-	1,882	3,973	-	-	1,882	3,973	5,855	496	Jan. 1998	15 yrs.
Retail store in Bellevue, WA	8,533	4,125	11,812	393	-	4,494	11,836	16,330	4,056	Apr. 1998	40 yrs.
Office facility in Houston, TX	4,360	3,260	22,574	1,628	(5,947)	2,522	18,993	21,515	6,449	Jun. 1998	40 yrs.
Office facility in Rio Rancho, NM	8,418	1,190	9,353	1,316	-	1,467	10,392	11,859	3,333	Jul. 1998	40 yrs.
Vacant office facility in Moorestown, NJ	-	351	5,981	937	43	351	6,961	7,312	2,689	Feb. 1999	40 yrs.
Office facility in Norcross, GA	28,752	5,200	25,585	11,822	-	5,200	37,407	42,607	11,392	Jun. 1999	40 yrs.
Office facility in Tours, France	5,572	1,034	9,737	323	3,868	1,421	13,541	14,962	3,730	Sep. 2000	40 yrs.
Office facility in Illkirch, France	14,098	-	18,520	-	8,555	-	27,075	27,075	7,971	Dec. 2001	40 yrs.
Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC and Dallas, TX	7,990	1,860	12,539	-	5	1,860	12,544	14,404	2,989	Sep. 2002	40 yrs.
Office buildings in Venice, CA	24,000	2,032	10,152	13,160	1	2,032	23,313	25,345	1,918	Sep. 2004	40 yrs.
Warehouse/distribution facility in Greenfield, IN	-	2,807	10,335	210	(8,383)	967	4,002	4,969	709	Sep. 2004	40 yrs.
Office facility in San Diego, CA	-	4,647	19,712	8	(5,530)	3,399	15,438	18,837	3,602	Sep. 2004	40 yrs.
Warehouse/distribution facilities in Birmingham, AL	4,557	1,256	7,704	-	-	1,256	7,704	8,960	1,404	Sep. 2004	40 yrs.
Industrial facility in Scottsdale, AZ	1,306	586	46	-	-	586	46	632	8	Sep. 2004	40 yrs.
Retail store in Hot Springs, AR	-	850	2,939	2	(2,614)	-	1,177	1,177	215	Sep. 2004	40 yrs.
Industrial facilities in Apopka, FL	-	362	10,855	576	-	362	11,431	11,793	2,001	Sep. 2004	40 yrs.
Retail facility in Jacksonville, FL	-	975	6,980	20	-	975	7,000	7,975	1,274	Sep. 2004	40 yrs.
Retail facilities in Charlotte, NC	-	1,639	10,608	171	25	1,639	10,804	12,443	2,108	Sep. 2004	40 yrs.
Land in San Leandro, CA	-	1,532	-	-	-	1,532	-	1,532	-	Dec. 2006	N/A
Industrial facility in Sunnyvale, CA	-	1,663	3,571	-	-	1,663	3,571	5,234	672	Dec. 2006	27 yrs.
Fitness and recreational sports center in Austin, TX	3,314	1,725	5,168	-	-	1,725	5,168	6,893	922	Dec. 2006	28.5 yrs.
Retail store in Wroclaw, Poland	8,242	3,600	10,306	-	(2,200)	3,238	8,468	11,706	859	Dec. 2007	40 yrs.
Office facility in Fort Worth, TX	34,218	4,600	37,580	-	-	4,600	37,580	42,180	1,801	Feb. 2010	40 yrs.
Warehouse/distribution facility in Mallorca, Spain	-	11,109	12,636	-	1,693	11,914	13,524	25,438	535	Jun. 2010	40 yrs.
Industrial and office facilities in San Diego, CA	33,752	7,247	29,098	953	(5,514)	4,761	27,023	31,784	785	May 2011	40 yrs.
	$286,216	$120,905	$526,762	$57,384	$(58,569)	$111,483	$534,999	$646,482	$118,054

SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION (Continued)
December 31, 2011
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	$577	$-	$16,416	$-	$(384)	$16,032	Jan. 1998
Office and industrial facilities in Glendora, CA and Romulus, MI	-	454	13,251	9	(2,408)	11,306	Jan. 1998
Industrial facilities in Thurmont, MD and Farmington, NY	-	729	6,093	-	(139)	6,683	Jan. 1998
Industrial facilities in Irving and Houston, TX	20,828	-	27,599	-	(3,620)	23,979	Jan. 1998
	$21,405	$1,183	$63,359	$9	$(6,551)	$58,000

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel located in Livonia, MI	$-	$2,765	$11,087	$3,816	$18,623	$(9,972)	$2,765	$14,086	$9,468	$26,319	$10,093	Jan. 1998	7-40 yrs.
Self storage facilities in Taunton, North Andover, North Billerica and Brockton, MA	9,722	4,300	12,274	-	223	(478)	4,300	12,019	-	16,319	1,697	Dec. 2006	25-40 yrs.
Self storage facility in Newington, CT	2,115	520	2,973	-	231	(121)	520	3,083	-	3,603	388	Dec. 2006	40 yrs.
Self storage facility in Killeen, TX	3,290	1,230	3,821	-	337	(179)	1,230	3,979	-	5,209	525	Dec. 2006	30 yrs.
Self storage facility in Rohnert Park, CA	3,169	1,761	4,989	-	39	-	1,761	5,028	-	6,789	620	Jan. 2007	40 yrs.
Self storage facility in Fort Worth, TX	2,192	1,030	4,176	-	33	-	1,030	4,209	-	5,239	521	Jan. 2007	40 yrs.
Self storage facility in Augusta, GA	1,912	970	2,442	-	48	-	970	2,490	-	3,460	304	Feb. 2007	39 yrs.
Self storage facility in Garland, TX	1,464	880	3,104	-	56	-	880	3,160	-	4,040	381	Feb. 2007	40 yrs.
Self storage facility in Lawrenceville, GA	2,360	1,410	4,477	-	83	-	1,411	4,559	-	5,970	592	Mar. 2007	37 yrs.
Self storage facility in Fairfield, OH	1,860	540	2,640	-	19	-	540	2,659	-	3,199	420	Apr. 2007	30 yrs.
Self storage facility in Tallahassee, FL	3,701	850	5,736	-	7	-	850	5,743	-	6,593	665	Apr. 2007	40 yrs.
Self storage facility in Lincolnshire, IL	1,993	1,477	1,519	-	67	-	1,477	1,586	-	3,063	127	Jul. 2010	18 yrs.
Self storage facility in Chicago, IL	1,715	823	912	-	623	-	823	1,535	-	2,358	154	Jul. 2010	15 yrs.
Self storage facility in Chicago, IL	1,438	700	733	-	512	-	700	1,245	-	1,945	122	Jul. 2010	15 yrs.
Self storage facility in Bedford Park, IL	1,746	809	1,312	-	179	-	809	1,491	-	2,300	112	Jul. 2010	20 yrs.
Self storage facility in Bentonville, AR	2,056	1,050	1,323	-	4	-	1,050	1,327	-	2,377	74	Sep. 2010	24 yrs.
Self storage facility in Tallahassee, FL	3,899	570	3,447	-	26	-	570	3,473	-	4,043	144	Sep. 2010	30 yrs.
Self storage facility in Pensacola, FL	1,838	560	2,082	-	5	-	560	2,087	-	2,647	87	Sep. 2010	30 yrs.
Self storage facility in Chicago, IL	2,118	1,785	2,617	-	-	-	1,785	2,617	-	4,402	95	Oct. 2010	32 yrs.
	$48,588	$24,030	$71,664	$3,816	$21,115	$(10,750)	$24,031	$76,376	$9,468	$109,875	$17,121

W. P. CAREY & CO. LLC
NOTES TO SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)

__________

  Consists of the cost of improvements and acquisition costs subsequent to acquisition, including legal fees, appraisal fees, title costs, other related professional fees and purchases of furniture, fixtures, equipment and improvements at the hotel properties.
  The increase (decrease) in net investment is primarily due to (i) the amortization of unearned income from net investment in direct financing leases, which produces a periodic rate of return that at times may be greater or less than lease payments received, (ii) sales of properties, (iii) impairment charges, (iv) changes in foreign currency exchange rates, and (v) adjustments in connection with purchasing certain noncontrolling interests.
  Reconciliation of real estate and accumulated depreciation (see below):

	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$560,592	$525,607	$603,044
Additions	107,484	67,787	4,754
Dispositions	(22,106)	(18,896)	(46,951)
Foreign currency translation adjustment	(1,837)	(2,142)	966
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	20,105	1,790	(28,977)
Deconsolidation of real estate asset	(5,938)	-	-
Impairment charges	(11,818)	(13,554)	(7,229)
Balance at end of year	$646,482	$560,592	$525,607

	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$108,032	$100,247	$103,249
Depreciation expense	15,179	13,437	12,841
Dispositions	(5,785)	(5,000)	(9,677)
Foreign currency translation adjustment	(396)	(839)	285
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	2,339	187	(6,451)
Deconsolidation of real estate asset	(1,315)	-	-
Balance at end of year	$118,054	$108,032	$100,247

	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$109,851	$85,927	$84,547
Additions/Capital expenditures	24	23,924	1,380
Balance at end of year	$109,875	$109,851	$85,927

	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$14,280	$12,039	$10,013
Depreciation expense	2,841	2,241	2,026
Balance at end of year	$17,121	$14,280	$12,039

At December 31, 2011, the aggregate cost of real estate that we and our consolidated subsidiaries own for federal income tax purposes was approximately $824.3 million.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Consolidation [Policy Text Block]

Basis of Consolidation

The consolidated financial statements reflect all of our accounts, including those of our majority-owned and/or controlled subsidiaries. The portion of equity in a subsidiary that is not attributable, directly or indirectly, to us is presented as noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

We have investments in tenancy-in-common interests in various domestic and international properties. Consolidation of these investments is not required as they do not qualify as VIEs and do not meet the control requirement required for consolidation. Accordingly, we account for these investments using the equity method of accounting. We use the equity method of accounting because the shared decision-making involved in a tenancy-in-common interest investment creates an opportunity for us to have significant influence on the operating and financial decisions of these investments and thereby creates some responsibility by us for a return on our investment. Additionally, we own interests in single-tenant net leased properties leased to corporations through noncontrolling interests in partnerships and limited liability companies that we do not control but over which we exercise significant influence. We account for these investments under the equity method of accounting. At times the carrying value of our equity investments may fall below zero for certain investments. We intend to fund our share of the ventures' future operating deficits should the need arise. However, we have no legal obligation to pay for any of the liabilities of such ventures nor do we have any legal obligation to fund operating deficits.

We formed CWI in March 2008 for the purpose of acquiring interests in lodging and lodging-related properties. In April 2010, CWI filed a registration statement with the SEC to sell up to $1.0 billion of its common stock in an initial public offering plus up to an additional $237.5 million of its common stock under a dividend reinvestment plan. This registration statement was declared effective by the SEC in September 2010. Through December 31, 2010, the financial statements of CWI, which had no significant assets, liabilities or operations, were included in our consolidated financial statements, as we owned all of CWI's outstanding common stock. Beginning in 2011, we have accounted for our interest in CWI under the equity method of accounting because, as the advisor, we do not exert control over, but we have the ability to exercise significant influence on, CWI.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of contingent amounts in our consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Purchase Price Allocation [Policy Text Block]

Purchase Price Allocation

In accordance with the guidance for business combinations, we determine whether a transaction or other event is a business combination, which requires that the assets acquired and liabilities assumed constitute a business. Each business combination is then accounted for by applying the acquisition method. If the assets acquired are not a business, we account for the transaction or other event as an asset acquisition. Under both methods, we recognize the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity, as well as recognizing and measuring goodwill or a gain from a bargain purchase. However, we immediately expense acquisition-related costs and fees associated with business combinations.

When we acquire properties accounted for as operating leases, we allocate the purchase costs to the tangible and intangible assets and liabilities acquired based on their estimated fair values. We determine the value of the tangible assets, consisting of land and buildings, as if vacant, and record intangible assets, including the above-market and below-market value of leases, the value of in-place leases and the value of tenant relationships, at their relative estimated fair values. See Real Estate Leased to Others and Depreciation below for a discussion of our significant accounting policies related to tangible assets. We include the value of below-market leases in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements.

We record above-market and below-market lease values for owned properties based on the present value (using an interest rate reflecting the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the leases negotiated and in place at the time of acquisition of the properties and (ii) our estimate of fair market lease rates for the property or equivalent property, both of which are measured over a period equal to the estimated market lease term. We amortize the capitalized above-market lease value as a reduction of rental income over the estimated market lease term. We amortize the capitalized below-market lease value as an increase to rental income over the initial term and any fixed rate renewal periods in the respective leases.

We allocate the total amount of other intangibles to in-place lease values and tenant relationship intangible values based on our evaluation of the specific characteristics of each tenant's lease and our overall relationship with each tenant. The characteristics we consider in allocating these values include estimated market rent, the nature and extent of the existing relationship with the tenant, the expectation of lease renewals, estimated carrying costs of the property if vacant and estimated costs to execute a new lease, among other factors. We determine these values using our estimates or by relying in part upon third-party appraisals. We amortize the capitalized value of in-place lease intangibles to expense over the remaining initial term of each lease. We amortize the capitalized value of tenant relationships to expense over the initial and expected renewal terms of the lease. No amortization period for intangibles will exceed the remaining depreciable life of the building.

If a lease is terminated, we charge the unamortized portion of above-market and below-market lease values to lease revenue, and in-place lease and tenant relationship values to amortization expenses.

Operating Real Estate [Policy Text Block]

Operating Real Estate

We carry land and buildings and personal property at cost less accumulated depreciation. We capitalize improvements, while we expense replacements, maintenance and repairs that do not improve or extend the lives of the respective assets as incurred.

Depreciation

We compute depreciation of building and related improvements using the straight-line method over the estimated useful lives of the properties (generally 40 years) and furniture, fixtures and equipment (generally up to seven years). We compute depreciation of tenant improvements using the straight-line method over the lesser of the remaining term of the lease or the estimated useful life.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

We consider all short-term, highly liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase to be cash equivalents. Items classified as cash equivalents include commercial paper and money-market funds. Our cash and cash equivalents are held in the custody of several financial institutions, and these balances, at times, exceed federally insurable limits. We seek to mitigate this risk by depositing funds only with major financial institutions.

Other assets and liabilities [Policy Text Block]

Other Assets and Liabilities

We include prepaid expenses, deferred rental income, tenant receivables, deferred charges, escrow balances held by lenders, restricted cash balances, marketable securities, derivative assets and corporate fixed assets in Other assets. We include derivative instruments; miscellaneous amounts held on behalf of tenants; and deferred revenue, including unamortized below-market rent intangibles in Other liabilities. Deferred charges are costs incurred in connection with mortgage financings and refinancings that are amortized over the terms of the mortgages and included in Interest expense in the consolidated financial statements. Deferred rental income is the aggregate cumulative difference for operating leases between scheduled rents that vary during the lease term, and rent recognized on a straight-line basis. Marketable securities are classified as available-for-sale securities and reported at fair value with unrealized gains and losses on these securities reported as a component of Other comprehensive income until realized.

Real Estate Leased to Others [Policy Text Block]

Real Estate Leased to Others

We lease real estate to others primarily on a triple-net leased basis, whereby the tenant is generally responsible for all operating expenses relating to the property, including property taxes, insurance, maintenance, repairs, renewals and improvements. We charge expenditures for maintenance and repairs, including routine betterments, to operations as incurred. We capitalize significant renovations that increase the useful life of the properties. For the years ended December 31, 2011, 2010 and 2009, although we are legally obligated for payment pursuant to our lease agreements with our tenants, lessees were responsible for the direct payment to the taxing authorities of real estate taxes of approximately $6.4 million, $7.7 million and $8.8 million, respectively.

We diversify our real estate investments among various corporate tenants engaged in different industries, by property type and by geographic area (Note 9). Substantially all of our leases provide for either scheduled rent increases, periodic rent adjustments based on formulas indexed to changes in the CPI or similar indices or percentage rents. CPI-based adjustments are contingent on future events and are therefore not included in straight-line rent calculations. We recognize rents from percentage rents as reported by the lessees, which is after the level of sales requiring a rental payment to us is reached. Percentage rents were insignificant for the periods presented.

We account for leases as operating or direct financing leases, as described below:

Operating leases — We record real estate at cost less accumulated depreciation; we recognize future minimum rental revenue on a straight-line basis over the term of the related leases and charge expenses (including depreciation) to operations as incurred (Note 4).

Direct financing method — We record leases accounted for under the direct financing method at their net investment (Note 5). We defer and amortize unearned income to income over the lease term so as to produce a constant periodic rate of return on our net investment in the lease.

On an ongoing basis, we assess our ability to collect rent and other tenant-based receivables and determine an appropriate allowance for uncollected amounts. Because we have a limited number of lessees (18 lessees represented 77% of lease revenues during 2011), we believe that it is necessary to evaluate the collectability of these receivables based on the facts and circumstances of each situation rather than solely using statistical methods. Therefore, in recognizing our provision for uncollected rents and other tenant receivables, we evaluate actual past due amounts and make subjective judgments as to the collectability of those amounts based on factors including, but not limited to, our knowledge of a lessee's circumstances, the age of the receivables, the tenant's credit profile and prior experience with the tenant. Even if a lessee has been making payments, we may reserve for the entire receivable amount if we believe there has been significant or continuing deterioration in the lessee's ability to meet its lease obligations.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

We earn structuring revenue and asset management revenue in connection with providing services to the REITs. We earn structuring revenue for services we provide in connection with the analysis, negotiation and structuring of transactions, including acquisitions and dispositions and the placement of mortgage financing obtained by the REITs. Asset management revenue consists of property management, leasing and advisory revenue. Receipt of the incentive revenue portion of the asset management revenue or performance revenue, however, is subordinated to the achievement of specified cumulative return requirements by the shareholders of the REITs. At our option, the performance revenue may be collected in cash or shares of the REIT (Note 3). In addition, we earn subordinated incentive and disposition revenue related to the disposition of properties. We may also earn termination revenue in connection with the termination of the advisory agreements for the REITs.

We recognize all revenue as earned. We earn structuring revenue upon the consummation of a transaction and asset management revenue when services are performed. We recognize revenue subject to subordination only when the performance criteria of the REIT is achieved and contractual limitations are not exceeded.

We earn subordinated disposition and incentive revenue after shareholders have received their initial investment plus a specified preferred return. We earn termination revenue when a liquidity event is consummated.

We are also reimbursed for certain costs incurred in providing services, including broker-dealer commissions paid on behalf of the REITs, marketing costs and the cost of personnel provided for the administration of the REITs. We record reimbursement income as the expenses are incurred, subject to limitations on a REIT's ability to incur offering costs.

We earned wholesaling revenue of $0.15 per share sold in connection with CPA® 17 – Global's initial public offering through its termination on April 7, 2011. In addition, as discussed in Note 3 to the consolidated financial statements, we earn a dealer manager fee of up to $0.35 per share sold in connection with CPA® 17 – Global's follow-on offering commencing April 7, 2011 and $0.30 per share sold in connection with CWI's initial offering. We re-allow all or a portion of the dealer manager fees to selected dealers in the offerings. Dealer manager fees that are not re-allowed are classified as wholesaling revenue. Wholesaling revenue earned is generally offset by underwriting costs incurred in connection with the offerings, which are included in General and administrative expenses.

Impairment or Disposal of Long-Lived Intangible Assets, Impairment, Policy [Policy Text Block]

Impairments

We periodically assess whether there are any indicators that the value of our long-lived assets, including goodwill, may be impaired or that their carrying value may not be recoverable. These impairment indicators include, but are not limited to, the vacancy of a property that is not subject to a lease; a lease default by a tenant that is experiencing financial difficulty; the termination of a lease by a tenant; or the rejection of a lease in a bankruptcy proceeding. We may incur impairment charges on long-lived assets, including real estate, direct financing leases, assets held for sale and equity investments in real estate. We may also incur impairment charges on marketable securities and goodwill. Our policies for evaluating whether these assets are impaired are presented below.

Real Estate

For real estate assets in which an impairment indicator is identified, we follow a two-step process to determine whether an asset is impaired and to determine the amount of the charge. First, we compare the carrying value of the property to the future net undiscounted cash flow that we expect the property will generate, including any estimated proceeds from the eventual sale of the property. The undiscounted cash flow analysis requires us to make our best estimate of market rents, residual values and holding periods. Depending on the assumptions made and estimates used, the future cash flow projected in the evaluation of long-lived assets can vary within a range of outcomes. We consider the likelihood of possible outcomes in determining the best possible estimate of future cash flows. If the future net undiscounted cash flow of the property is less than the carrying value, the property is considered to be impaired. We then measure the loss as the excess of the carrying value of the property over its estimated fair value.

Direct Financing Leases

We review our direct financing leases at least annually to determine whether there has been an other-than-temporary decline in the current estimate of residual value of the property. The residual value is our estimate of what we could realize upon the sale of the property at the end of the lease term, based on market information. If this review indicates that a decline in residual value has occurred that is other-than-temporary, we recognize an impairment charge and revise the accounting for the direct financing lease to reflect a portion of the future cash flow from the lessee as a return of principal rather than as revenue.

When we enter into a contract to sell the real estate assets that are recorded as direct financing leases, we evaluate whether we believe it is probable that the disposition will occur. If we determine that the disposition is probable and therefore the asset's holding period is reduced, we record an allowance for credit losses to reflect the change in the estimate of the undiscounted future rents. Accordingly, the net investment balance is written down to fair value.

Assets Held for Sale

We classify real estate assets that are accounted for as operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. When we classify an asset as held for sale, we calculate its estimated fair value as the expected sale price, less expected selling costs. We then compare the asset's estimated fair value to its carrying value, and if the estimated fair value is less than the property's carrying value, we reduce the carrying value to the estimated fair value. We will continue to review the initial impairment for subsequent changes in the estimated fair value, and may recognize an additional impairment charge if warranted.

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used, or (ii) the estimated fair value at the date of the subsequent decision not to sell.

Equity Investments in Real Estate and the REITs

We evaluate our equity investments in real estate and in the REITs on a periodic basis to determine if there are any indicators that the value of our equity investment may be impaired and whether or not that impairment is other-than-temporary. To the extent impairment has occurred, we measure the charge as the excess of the carrying value of our investment over its estimated fair value. For equity investments in real estate, we calculate estimated fair value by multiplying the estimated fair value of the underlying venture's net assets by our ownership interest percentage. For our investments in the REITs, we calculate the estimated fair value of our investment using the most recently published NAV of each REIT.

Marketable Securities

We evaluate our marketable securities for impairment if a decline in estimated fair value below cost basis is considered other-than-temporary. In determining whether the decline is other-than-temporary, we consider the underlying cause of the decline in value, the estimated recovery period, the severity and duration of the decline, as well as whether we plan to sell the security or will more likely than not be required to sell the security before recovery of its cost basis. If we determine that the decline is other-than-temporary, we record an impairment charge to reduce our cost basis to the estimated fair value of the security. In accordance with current accounting guidance, the credit component of an other-than-temporary impairment is recognized in earnings while the non-credit component is recognized in Other comprehensive income.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill

We evaluate goodwill recorded by our Investment Management segment for possible impairment at least annually using a two-step process. To identify any impairment, we first compare the estimated fair value of our Investment Management segment with its carrying amount, including goodwill. We calculate the estimated fair value of the Investment Management segment by applying a multiple, based on comparable companies, to earnings. If the fair value of the Investment Management segment exceeds its carrying amount, we do not consider goodwill to be impaired and no further analysis is required. If the carrying amount of the Investment Management segment exceeds its estimated fair value, we then perform the second step to measure the amount of the impairment charge.

For the second step, we determine the impairment charge by comparing the implied fair value of the goodwill with its carrying amount and record an impairment charge equal to the excess of the carrying amount over the implied fair value. We determine the implied fair value of the goodwill by allocating the estimated fair value of the Investment Management segment to its assets and liabilities. The excess of the estimated fair value of the Investment Management segment over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill.

Stock-based compensation [PolicyTex Block]

Stock-Based Compensation

We have granted restricted shares, stock options, RSUs and PSUs to certain employees and independent directors. Grants were awarded in the name of the recipient subject to certain restrictions of transferability and a risk of forfeiture. The forfeiture provisions on the awards generally expire annually, over their respective vesting periods. Stock-based compensation expense for all equity-classified stock-based compensation awards is based on the grant date fair value estimated in accordance with current accounting guidance for share-based payments. We recognize these compensation costs for only those shares expected to vest on a straight-line or graded-vesting basis, as appropriate, over the requisite service period of the award. We include stock-based compensation within the listed shares caption of equity.

Foreign Currency Translation [Policy Text Block]

Foreign Currency

Translation

We have interests in real estate investments in the European Union for which the functional currency is the Euro. We perform the translation from the Euro to the U.S. dollar for assets and liabilities using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. We report the gains and losses resulting from such translation as a component of other comprehensive income in equity. At December 31, 2011 and 2010, the cumulative foreign currency translation adjustment losses were $3.3 million and $1.9 million, respectively.

Transaction Gains or Losses

Foreign currency transactions may produce receivables or payables that are fixed in terms of the amount of foreign currency that will be received or paid. A change in the exchange rates between the functional currency and the currency in which a transaction is denominated increases or decreases the expected amount of functional currency cash flows upon settlement of that transaction. That increase or decrease in the expected functional currency cash flows is an unrealized foreign currency transaction gain or loss that generally will be included in the determination of net income for the period in which the exchange rate changes. Likewise, a transaction gain or loss (measured from the transaction date or the most recent intervening balance sheet date, whichever is later), realized upon settlement of a foreign currency transaction generally will be included in net income for the period in which the transaction is settled. Foreign currency transactions that are (i) designated as, and are effective as, economic hedges of a net investment and (ii) inter-company foreign currency transactions that are of a long-term nature (that is, settlement is not planned or anticipated in the foreseeable future), when the entities to the transactions are consolidated or accounted for by the equity method in our financial statements, are not included in determining net income but are accounted for in the same manner as foreign currency translation adjustments and reported as a component of other comprehensive income in equity.

Foreign currency intercompany transactions that are scheduled for settlement, consisting primarily of accrued interest and the translation to the reporting currency of subordinated intercompany debt with scheduled principal payments, are included in the determination of net income. We recognized net unrealized gains (losses) of $(0.1) million, $(0.3) million and $0.2 million from such transactions for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, we recognized net realized (losses) gains of $0.4 million, $(0.1) million and less than $0.1 million, respectively, on foreign currency transactions in connection with the transfer of cash from foreign operations of subsidiaries to the parent company.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. If a derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged asset, liability, or firm commitment through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. For cash flow hedges, any ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

Income Tax, Policy [Policy Text Block]

Income Taxes

We have elected to be treated as a partnership for U.S. federal income tax purposes. Deferred income taxes are recorded for the corporate subsidiaries based on earnings reported. The provision for income taxes differs from the amounts currently payable because of temporary differences in the recognition of certain income and expense items for financial reporting and tax reporting purposes. Income taxes are computed under the asset and liability method. The asset and liability method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between tax bases and financial bases of assets and liabilities (Note 15).

Real Estate Ownership Operations

Our real estate operations are conducted through subsidiaries that are real estate investment trusts. As such, our real estate operations are generally not subject to federal tax, and accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements for these operations. These operations are subject to certain state, local and foreign taxes, as applicable.

We hold our real estate assets under a subsidiary, Carey REIT II, Inc. (“Carey REIT II”). Carey REIT II has elected to be taxed as a real estate investment trust under the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows Carey REIT II to continue to qualify as a real estate investment trust. Under the real estate investment trust operating structure, Carey REIT II is permitted to deduct distributions paid to our shareholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements related to Carey REIT II.

Investment Management Operations

We conduct our investment management operations primarily through taxable subsidiaries. These operations are subject to federal, state, local and foreign taxes, as applicable. Our financial statements are prepared on a consolidated basis including these taxable subsidiaries and include a provision for current and deferred taxes on these operations.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

Basic earnings per share is calculated by dividing net income available to common shareholders, as adjusted for unallocated earnings attributable to the unvested RSUs by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflects potentially dilutive securities (options, restricted shares and RSUs) using the treasury stock method, except when the effect would be anti-dilutive.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Under current authoritative accounting guidance for fair value measurements, the fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for which little or no market data exists, therefore requiring us to develop our own assumptions, such as certain securities.

Items Measured at Fair Value on a Recurring Basis

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Money Market Funds — Our money market funds consisted of government securities and U.S. Treasury bills. These funds were classified as Level 1 as we used quoted prices from active markets to determine their fair values

Derivative Assets and Liabilities — Our derivative assets and liabilities are primarily comprised of interest rate swaps or caps. These derivative instruments were measured at fair value using readily observable market inputs, such as quotations on interest rates. These derivative instruments were classified as Level 2 because they are custom, over-the-counter contracts with various bank counterparties that are not traded in an active market.

Other Securities — Our other securities are primarily comprised of our investment in an India growth fund and our interest in a commercial mortgage loan securitization. These funds are not traded in an active market. We estimated the fair value of these securities using internal valuation models that incorporate market inputs and our own assumptions about future cash flows. We classified these assets as Level 3.

Redeemable Noncontrolling Interest — We account for our noncontrolling interest in WPCI as a redeemable noncontrolling interest (Note 13). We determined the valuation of the redeemable noncontrolling interest using widely accepted valuation techniques, including expected discounted cash flows of the investment as well as the income capitalization approach, which considers prevailing market capitalization rates. We classified this liability as Level 3

Discontinued Operations, Policy [Policy Text Block]

Reclassifications and Revisions

Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated financial statements included in this Report have been retrospectively adjusted to reflect the disposition (or planned disposition) of certain properties as discontinued operations for all periods presented.

From time to time, tenants may vacate space due to lease buy-outs, elections not to renew their leases, insolvency or lease rejection in the bankruptcy process. In these cases, we assess whether we can obtain the highest value from the property by re-leasing or selling it. In addition, in certain cases, we may try to sell a property that is occupied. When it is appropriate to do so under current accounting guidance for the disposal of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

Real Estate Held for Development and Sale, Policy [Policy Text Block]

Assets Held for Sale

We classify assets that are accounted for as operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. Assets held for sale are recorded at the lower of carrying value or estimated fair value, which is generally calculated as the expected sale price, less expected selling costs. The results of operations and the related gain or loss on sale of properties that have been sold or that are classified as held for sale are included in discontinued operations (Note 16).

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used or (ii) the estimated fair value at the date of the subsequent decision not to sell.

We recognize gains and losses on the sale of properties when, among other criteria, we no longer have continuing involvement, the parties are bound by the terms of the contract, all consideration has been exchanged and all conditions precedent to closing have been performed. At the time the sale is consummated, a gain or loss is recognized as the difference between the sale price, less any selling costs, and the carrying value of the property.

Agreements and Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule Of Revenue Earned Cash Received [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Asset management revenue (a)	$15,602	$19,820
Structuring revenue (b)	7,638	15,945
Wholesaling revenue (c)	3,787	3,280
Reimbursed costs from affiliates (c)	18,737	17,719
Distributions of available cash (d)	6,974	1,815
Deferred revenue earned (e)	2,123	-
	$54,861	$58,579

	Years Ended December 31,
	2011	2010	2009
Asset management revenue	$66,808	$76,246	$76,621
Reimbursed costs from affiliates	64,829	60,023	47,534
Incentive, termination and subordinated disposition revenue	52,515	-	-
Structuring revenue	46,831	44,525	23,273
Wholesaling revenue	11,664	11,096	7,691
Distributions of available cash	15,535	4,468	2,160
Deferred revenue earned	5,662	-	-
	$263,844	$196,358	$157,279

Schedule Of Unpaid Deferred Acquisition Fees And Interest Earned [Table Text Block]

	March 31, 2012	December 31, 2011
Unpaid deferred acquisition fees	$24,604	$29,410

	Three Months Ended March 31,
	2012	2011
Interest earned on unpaid deferred acquisition fees	$482	$332

		At December 31, 2011	At December 31, 2010
Unpaid deferred acquisition fees		$29,410	$31,419

	Years Ended December 31,
	2011	2010	2009
Interest earned on unpaid deferred acquisition fees	$1,332	$1,136	$1,534

Schedule Of Income From Noncontrolling Interest Partners [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Income from noncontrolling interest partners	$727	$644

	Years Ended December 31,
	2011	2010	2009
Income from noncontrolling interest partners	$2,542	$2,372	$2,374

Deferred Rent Due To Affiliates

	March 31, 2012	December 31, 2011
Deferred rent due to affiliates	$776	$798

	December 31,
	2011	2010
Deferred rent due to affiliates	$798	$854

Net Investments in Properties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Investment In Properties [Abstract]
Net Investments in Real Estate Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Land	$107,277	$111,483
Buildings	506,775	534,999
Less: Accumulated depreciation	(108,245)	(118,054)
	$505,807	$528,428

	December 31,
	2011	2010
Land	$111,483	$111,660
Buildings	534,999	448,932
Less: Accumulated depreciation	(118,054)	(108,032)
	$528,428	$452,560

Net Investments in Operating Real Estate Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Land	$24,031	$24,031
Buildings	85,876	85,844
Less: Accumulated depreciation	(17,836)	(17,121)
	$92,071	$92,754

	December 31,
	2011	2010
Land	$24,031	$24,030
Buildings	85,844	85,821
Less: Accumulated depreciation	(17,121)	(14,280)
	$92,754	$95,571

Scheduled Future Minimum Rents [Table Text Block]

Years Ending December 31,	Total
2012	$61,734
2013	59,039
2014	56,844
2015	49,094
2016	40,352

Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Finance Receivables [Abstract]
Net investments in direct financing leases [Table Text Block]

	December 31,
	2011	2010
Minimum lease payments receivable	$29,986	$57,380
Unguaranteed residual value	57,218	75,595
	87,204	132,975
Less: unearned income	(29,204)	(56,425)
	$58,000	$76,550

Schedule Of Future Minimum Rental Payments For Direct Financing Leases [Table Text Block]

Years Ending December 31,	Total
2012	$7,999
2013	7,777
2014	5,364
2015	2,831
2016	2,078

Schedule Of Tenant Receivables By Internal Credit Quality Rating [Table Text Block]

	Number of Tenants at		Net Investments in Direct Financing Leases at
Internal Credit Quality Indicator	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
1	8	8	$46,576	$46,694
2	2	2	11,488	11,306
3	0	0	-	-
4	0	0	-	-
5	0	0	-	-
			$58,064	$58,000

	Number of Tenants		Net Investments in Direct Financing Leases
	at December 31,		at December 31,
Internal Credit Quality Indicator	2011	2010	2011	2010
1	8	9	$46,694	$49,533
2	2	5	11,306	24,447
3	0	0	-	-
4	0	1	-	2,570
5	0	0	-	-
			$58,000	$76,550

Equity Investments in Real Estate and the REITs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Carrying Amount Of Investment In Funds [Table Text Block]

	% of Outstanding Shares at		Carrying Amount of Investment at
Fund	March 31, 2012	December 31, 2011	March 31, 2012 (a)	December 31, 2011 (a)
CPA®:15	7.9%	7.7%	$92,816	$93,650
CPA®:16 – Global (b)	18.0%	17.9%	335,378	338,964
CPA®:17 – Global	1.1%	0.9%	25,709	21,277
CWI	0.5%	0.5%	211	121
			$454,114	$454,012

	% of Outstanding Shares at		Carrying Amount of Investment at
	December 31,		December 31, (a)
Fund	2011	2010	2011	2010
CPA®:14 (b)	0.0%	9.2%	-	$87,209
CPA®:15	7.7%	7.1%	$93,650	87,008
CPA®:16 – Global (c)	17.9%	5.6%	338,964	62,682
CPA®:17 – Global	0.9%	0.6%	21,277	8,156
CWI (d)	0.5%	100.0%	121	-
			$454,012	$245,055

Schedule Of Financial Information Of Investment [Table Text Block]

	March 31, 2012	December 31, 2011
Assets	$9,466,456	$9,184,111
Liabilities	(4,991,866)	(4,896,116)
Redeemable noncontrolling interests	(21,946)	(21,306)
Noncontrolling interests	(335,461)	(330,873)
Shareholders’ equity	$4,117,183	$3,935,816

	Three Months Ended March 31,
	2012	2011
Revenues	$211,455	$158,297
Expenses	(175,666)	(126,330)
Net income from continuing operations	$35,789	$31,967
Net income attributable to the REITs (a)	$34,883	$29,683

	December 31,
	2011	2010
Assets	$9,184,111	$8,533,899
Liabilities	(4,896,116)	(4,632,709)
Redeemable noncontrolling interest	(21,306)	(21,805)
Noncontrolling interests	(330,873)	(376,560)
Shareholders’ equity	$3,935,816	$3,502,825

	Years Ended December 31,
	2011	2010	2009
Revenues	$787,094	$734,758	$695,904
Expenses (a)	(605,437)	(529,328)	(624,795)
Net income from continuing operations	$181,657	$205,430	$71,109
Net income (loss) attributable to the REITs(b)	$123,479	$189,155	$(5,173)

Ownership Interests and Carrying Values in Equity Investments [Table Text Block]

	Ownership Interest	Carrying Value at
Lessee	at March 31, 2012	March 31, 2012	December 31, 2011
Carrefour France, SAS (a)	46%	$21,399	$20,014
Schuler A.G. (a) (b)	33%	21,038	19,958
The New York Times Company	18%	19,893	19,647
U. S. Airways Group, Inc. (b)	75%	7,145	7,415
Medica – France, S.A. (a)	46%	4,558	4,430
Childtime Childcare, Inc.	34%	4,554	4,419
Hologic, Inc. (b)	36%	4,431	4,429
Consolidated Systems, Inc. (b)	60%	3,358	3,387
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,076	1,062
Symphony IRI Group, Inc. (c) (d)	33%	(109)	(24)
		$87,343	$84,737

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2011	2011	2010
Carrefour France, SAS (a)	46%	$20,014	$18,274
Schuler A.G. (a) (b)	33%	19,958	20,493
The New York Times Company	18%	19,647	20,191
U.S. Airways Group, Inc. (b)	75%	7,415	7,934
Medica - France, S.A. (a) (c)	46%	4,430	5,232
Hologic, Inc. (b)	36%	4,429	4,383
Childtime Childcare, Inc. (d)	34%	4,419	1,862
Consolidated Systems, Inc. (b)	60%	3,387	3,388
Hellweg Die Profi-Baumarkte GmbH & Co. KG (a)	5%	1,062	1,086
Symphony IRI Group, Inc. (e) (g)	33%	(24)	3,375
Federal Express Corporation (f) (g) (h)	100%	-	(4,272)
Amylin Pharmaceuticals, Inc. (g) (h) (i)	100%	-	(4,707)
		$84,737	$77,239

Financial Information of Venture Properties [Table Text Block]

	March 31, 2012	December 31, 2011
Assets	$1,041,544	$1,026,124
Liabilities	(717,985)	(706,244)
Partners’/members’ equity	$323,559	$319,880

	Three Months Ended March 31,
	2012	2011
Revenues	$27,986	$30,915
Expenses	(18,813)	(19,668)
Net income from continuing operations	$9,173	$11,247
Net income attributable to equity method investments (a)	$9,173	$2,685

	December 31,
	2011	2010
Assets	$1,026,124	$1,151,859
Liabilities	(706,244)	(818,238)
Partners’/members’ equity	$319,880	$333,621

	Years Ended December 31,
	2011	2010	2009
Revenues	$118,819	$146,214	$119,265
Expenses	(75,992)	(79,665)	(61,519)
Gain on extinguishment of debt	(40)	-	-
Net income from continuing operations	$42,787	$66,549	$57,746
Net income attributable to the joint ventures (a)	$34,225	$66,549	$57,746

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangibles and goodwill table [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

	December 31,
	2011	2010
Amortizable Intangible Assets
Management contracts	$32,765	$32,765
Less: accumulated amortization	(30,172)	(29,035)
	2,593	3,730
Lease Intangibles:(a)
In-place lease	62,162	23,028
Tenant relationship	10,968	10,251
Above-market rent	9,905	9,737
Less: accumulated amortization	(27,253)	(26,560)
	55,782	16,456
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	63,607	63,607
Trade name	3,975	3,975
	67,582	67,582
	$125,957	$87,768
Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(6,455)	$(1,954)
Less: accumulated amortization	1,482	1,270
	$(4,973)	$(684)

Years Ending December 31,	Total
2012	$6,236
2013	5,231
2014	4,861
2015	4,706
2016	4,621
Thereafter	27,747
$53,402

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities [Table Text Bloock]
		Fair Value Measurements at March 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,525	-	-	1,525
Total	$1,560	$35	$-	$1,525

Liabilities:
Derivative liabilities	$3,917	$-	$3,917	$-
Redeemable noncontrolling interest	6,929	-	-	6,929
Total	$10,846	$-	$3,917	$6,929

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,535	-	-	1,535
Total	$1,570	$35	$-	$1,535

Liabilities:
Derivative liabilities	$4,175	$-	$4,175	$-
Redeemable noncontrolling interest	7,700	-	-	7,700
Total	$11,875	$-	$4,175	$7,700

		Fair Value Measurements at December 31, 2010 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$37,154	$37,154	$-	$-
Other securities	1,726	-	-	1,726
Derivative assets	312	-	312	-
Total	$39,192	$37,154	$312	$1,726

Liabilities:
Derivative liabilities	$969	$-	$969	$-
Redeemable noncontrolling interest	7,546	-	-	7,546
Total	$8,515	$-	$969	$7,546

Schedule Of Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]
	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
	Other	Noncontrolling	Other	Noncontrolling
	Securities	Interest	Securities	Interest
Beginning balance	$1,535	$7,700	$1,726	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	(7)	(43)	2	603
Included in other comprehensive (loss) income	(3)	9	(1)	7
Purchases	-	-	53	-
Settlements	-	-	(173)	-
Distributions paid	-	(816)	-	(545)
Redemption value adjustment	-	79	-	(691)
Ending balance	$1,525	$6,929	$1,607	$6,920

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(7)	$-	$2	$-

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2011		Year Ended December 31, 2010
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
		Noncontrolling		Noncontrolling
	Other Securities	Interest	Other Securities	Interest
Beginning balance	$1,726	$7,546	$1,687	$7,692
Total gains or losses (realized and unrealized):
Included in earnings	(20)	1,923	4	1,293
Included in other comprehensive (loss) income	(11)	(5)	12	(12)
Purchases	53	-	23	-
Settlements	(213)	-	-	-
Distributions paid	-	(1,309)	-	(956)
Redemption value adjustment	-	(455)	-	(471)
Ending balance	$1,535	$7,700	$1,726	$7,546

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(20)	$-	$4	$-

Schedule Of Other Financial Instruments In Carrying Values And Fair Values [Table Text Block]

	March 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$354,722	$360,804	$356,209	$361,948
Line of credit	248,160	248,160	233,160	233,160
Deferred acquisition fees receivable	24,604	28,280	29,410	31,638

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$356,209	$361,948	$255,232	$255,460
Line of credit	233,160	233,160	141,750	140,600
Deferred acquisition fees receivable	29,410	31,638	31,419	32,485

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis [Table Text Block]

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges
Impairment Charges From Continuing Operations:
Real estate (a)	$13,625	$3,299	$-	$-
Equity investments in real estate (b) (c)	27,460	298	1,554	206
	41,085	3,597	1,554	206

Impairment Charges From Discontinued Operations:
Real estate (a)	13,422	2,425	-	-
	$54,507	$6,022	$1,554	$206

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from
Continuing Operations:
Real estate	$4,623	$5,359	$-	$-	$823	$900
Net investments in direct
financing leases(a)	-	(1,608)	3,548	1,140	23,571	2,616
Equity investments in real estate	1,554	206	22,846	1,394	-	-
	6,177	3,957	26,394	2,534	24,394	3,516

Impairment Charges from
Discontinued Operations:
Real estate	32,375	6,460	11,662	14,241	9,719	6,908
Intangible assets	5,699	415	-	-	-	-
Intangible liabilities	(416)	(153)	-	-	-	-
	$43,835	$10,679	$38,056	$16,775	$34,113	$10,424

Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Portfolio Concentration Risk [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2011	2010	2011	2010
Interest rate swap	Other assets, net	$-	$312	$-	-
Interest rate swaps	Accounts payable, accrued
	expenses and other liabilities	-	-	(4,175)	(969)
Total derivatives		$-	$312	$(4,175)	$(969)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]

	Amount of Gain (Loss) Recognized in
	Other comprehensive income on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2011	2010	2009
Interest rate swaps (a)	$(3,564)	$(45)	$(243)
Total	$(3,564)	$(45)	$(243)

Schedule of Derivative Instruments [Table Text Block]

		Notional	Effective	Effective	Expiration
Instrument	Type	Amount	Interest Rate	Date	Date	Fair Value
3-Month Euribor (a)	“Pay-fixed” swap	$8,242	4.2%	3/2008	3/2018	$(1,065)
1-Month LIBOR	“Pay-fixed” swap	4,557	3.0%	4/2010	4/2015	(297)
1-Month LIBOR	“Pay-fixed” swap	34,218	3.0%	7/2010	7/2020	(2,813)
						$(4,175)

	Ownership Interest
	in Venture at		Notional			Effective	Expiration
Instrument	December 31, 2011	Type	Amount	Cap Rate	Spread	Date	Date	Fair Value
3-Month LIBOR	17.75%	Interest rate cap	$122,679	4.0% (a)	4.8%	8/2009	8/2014	$80
1-Month LIBOR	78.95%	Interest rate cap	17,793	3.0% (b)	4.0%	9/2009	4/2014	6
								$86

Portfolio Concentration Risk [Table Text Block]

March 31, 2012
Region:
Texas	19%
California	17%
Tennessee	11%
Georgia	10%
Other U.S.	32%
Total U.S.	89%
Total Europe	11%
Total	100%

Asset Type:
Office	44%
Industrial	31%
Warehouse/Distribution	14%
All other	11%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All other	70%
Total	100%

Region:	December 31, 2011
Texas	19%
California	17%
Tennessee	13%
Georgia	10%
All other U.S.	31%
Total U.S.	90%
Total Europe	10%
Total	100%

Asset Type:
Office	44%
Industrial	30%
Warehouse/Distribution	16%
All others	10%
Total	100%

Tenant Industry:
Business and commercial services	19%
Transportation - Cargo	11%
All others	70%
Total	100%

Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
Schedule of asset impairments [Table Text Block]

	Years Ended December 31,
	2011	2010	2009
Real estate	$5,359	$-	$900
Net investments in direct financing leases	(1,608)	1,140	2,616
Total impairment charges included in expenses	3,751	1,140	3,516
Equity investments in real estate (a)	206	1,394	-
Total impairment charges included in continuing operations	3,957	2,534	3,516
Impairment charges included in discontinued operations	6,722	14,241	6,908
Total impairment charges	$10,679	$16,775	$10,424

Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt [Table Text Block]

Years Ending December 31,	Total
2012 (remainder)	$35,206
2013	9,193
2014 (a)	261,146
2015	49,315
2016	58,433
Thereafter through 2025	190,588
603,881
Unamortized discount	(999)
Total	$602,882

Years Ending December 31,	Total
2012	$37,518
2013	9,131
2014 (a)	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
590,414
Fair market value adjustments	(1,045)
Total	$589,369

Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920

	Years Ended December 31,
	2011	2010	2009
Beginning balance	$7,546	$7,692	$18,085
Redemption value adjustment	(455)	(471)	6,773
Net income	1,923	1,293	2,258
Distributions	(1,309)	(956)	(4,056)
Purchase of noncontrolling interests	-	-	(15,380)
Change in other comprehensive (loss) income	(5)	(12)	12
Ending balance	$7,700	$7,546	$7,692

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	December 31,
	2011	2010
Unrealized gain on marketable securities	$37	$48
Unrealized loss on derivative instruments	(5,246)	(1,658)
Foreign currency translation adjustment	(3,298)	(1,853)
Accumulated other comprehensive loss	$(8,507)	$(3,463)

Schedule of Earnings Per Share Reconciliation [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

	Years Ended December 31,
	2011	2010	2009
Net income attributable to W. P. Carey members	$139,079	$73,972	$69,023
Allocation of earnings to participating unvested RSUs	(2,130)	(440)	(1,127)
Net income – basic	136,949	73,532	67,896
Income effect of dilutive securities, net of taxes	-	724	1,250
Net income – diluted	$136,949	$74,256	$69,146

Weighted average shares outstanding – basic	39,819,475	39,514,746	39,019,709
Effect of dilutive securities	278,620	493,148	693,026
Weighted average shares outstanding – diluted	40,098,095	40,007,894	39,712,735

Stock-Based Compensation and Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-term incentive plan awards granted

2009 Incentive Plan			1997 Incentive Plan
Fiscal Year	RSUs awarded	PSUs Awarded	Fiscal Year	RSUs awarded	PSUs Awarded
2010	140,050	159,250	2009	126,050	152,000
2011 (a)	524,550	291,600

Stock option rollforward

	Year Ended December 31, 2011
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value
Outstanding at beginning of year	1,699,701	$28.57
Exercised	(449,660)	27.71
Forfeited / Expired	(42,000)	32.85
Outstanding at end of year	1,208,041	$28.73	3.29	$14,582,357
Vested and expected to vest at end of year	1,194,123	$28.81	3.29	$14,484,260
Exercisable at end of year	959,779	$28.36	2.95	$12,073,268

	Years Ended December 31,
	2010			2009
			Weighted			Weighted
			Average			Average
			Remaining			Remaining
		Weighted	Contractual		Weighted	Contractual
		Average	Term		Average	Term
	Shares	Exercise Price	(in Years)	Shares	Exercise Price	(in Years)
Outstanding at beginning of year	2,255,604	$27.55		2,543,239	$27.16
Exercised	(399,507)	22.26		(201,701)	22.29
Forfeited / Expired	(156,396)	30.24		(85,934)	28.46
Outstanding at end of year	1,699,701	$28.57	4.26	2,255,604	$27.55	4.80
Exercisable at end of year	1,231,683	$27.86		2,220,902	$27.50

Restricted Stock, RSU and PSU rollforward

	Restricted Stock and RSU Awards		PSU Awards
		Weighted Average		Weighted Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1, 2009	454,452	$30.50	90,469	$37.88
Granted	159,362	23.97	152,000	30.42
Vested (a)	(194,741)	29.77	-	-
Forfeited	(37,195)	23.00	(20,625)	32.33
Adjustment (b)	-	-	(51,469)	26.50
Nonvested at December 31, 2009	381,878	28.87	170,375	32.33
Granted	156,682	28.34	159,250	36.16
Vested (a)	(175,225)	28.58	-	-
Forfeited	(99,515)	29.75	(65,725)	36.26
Adjustment (b)	-	-	(19,906)	28.49
Nonvested at December 31, 2010	263,820	28.42	243,994	36.18
Granted	541,890	34.65	291,600	46.66
Vested (a)	(162,437)	30.48	(48,925)	39.78
Forfeited	(18,480)	29.32	(14,055)	42.14
Adjustment (b)	-	-	200,814	22.65
Nonvested at December 31, 2011	624,793	$33.26	673,428	$36.30

Schedule of Earnings Per Share Reconciliation [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

	Years Ended December 31,
	2011	2010	2009
Net income attributable to W. P. Carey members	$139,079	$73,972	$69,023
Allocation of earnings to participating unvested RSUs	(2,130)	(440)	(1,127)
Net income – basic	136,949	73,532	67,896
Income effect of dilutive securities, net of taxes	-	724	1,250
Net income – diluted	$136,949	$74,256	$69,146

Weighted average shares outstanding – basic	39,819,475	39,514,746	39,019,709
Effect of dilutive securities	278,620	493,148	693,026
Weighted average shares outstanding – diluted	40,098,095	40,007,894	39,712,735

Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Noncontrolling Interest Items [Abstract]
Schedule of Stockholders Equity [Table Text Block]

	Three Months Ended March 31, 2012
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$716,402	$682,581	$33,821
Shares issued	4,249	4,249	-
Contributions	750	-	750
Redemption value adjustment	(79)	(79)	-
Net income (loss)	11,712	12,290	(578)
Stock-based compensation expense	5,261	5,261	-
Windfall tax benefit - share incentive plans	4,597	4,597	-
Distributions	(23,511)	(23,330)	(181)
Change in other comprehensive income	2,914	2,531	383
Shares repurchased	(4,305)	(4,305)	-
Balance - end of period	$717,990	$683,795	$34,195

	Three Months Ended March 31, 2011
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$665,474	$625,013	$40,461
Contributions	617	-	617
Redemption value adjustment	691	691	-
Net income (loss)	23,013	23,343	(330)
Stock-based compensation expense	2,451	2,451	-
Windfall tax benefit - share incentive plans	293	293	-
Distributions	(21,305)	(20,418)	(887)
Change in other comprehensive income	6,675	5,764	911
Shares repurchased	(2,860)	(2,860)	-
Balance - end of period	$675,049	$634,277	$40,772

Redeemable Noncontrolling Interest [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920

	Years Ended December 31,
	2011	2010	2009
Beginning balance	$7,546	$7,692	$18,085
Redemption value adjustment	(455)	(471)	6,773
Net income	1,923	1,293	2,258
Distributions	(1,309)	(956)	(4,056)
Purchase of noncontrolling interests	-	-	(15,380)
Change in other comprehensive (loss) income	(5)	(12)	12
Ending balance	$7,700	$7,546	$7,692

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of provision for income taxes [Table Text Block]
	Years Ended December 31,
	2011	2010	2009
Federal
Current	$17,834	$17,737	$19,796
Deferred	6,867	(2,409)	(6,388)
	24,701	15,328	13,408

State, Local and Foreign
Current	10,545	12,243	12,713
Deferred	1,968	(1,756)	(3,337)
	12,513	10,487	9,376
Total Provision	$37,214	$25,815	$22,784

Schedule of deferred income taxes [Table Text Block]

	At December 31,
	2011	2010
Deferred tax assets
Unearned and deferred compensation	$12,598	$14,937
Other	3,465	82
	16,063	15,019

Deferred tax liabilities
Receivables from affiliates	(14,378)	(14,290)
Investments	(45,812)	(35,267)
Other	-	(755)
	(60,190)	(50,312)
Net deferred tax liability	$(44,127)	$(35,293)

Reconciliation of tax provision and tax benefit [Table Text Block]

	Years Ended December 31,
	2011		2010		2009
Pre-tax income from taxable subsidiaries	$78,561		$49,253		$41,943
Federal provision at statutory tax rate (35%)	27,496	35.0%	17,238	35.0%	14,680	35.0%
State and local taxes, net of federal benefit	7,409	9.4%	4,303	8.7%	4,246	10.1%
Amortization of intangible assets	486	0.6%	854	1.7%	855	2.0%
Other	286	0.4%	272	0.6%	101	0.3%
Tax provision — taxable subsidiaries	35,677	45.4%	22,667	46.0%	19,882	47.4%
Other state, local and foreign taxes	1,537		3,148		2,902
Total provision	$37,214		$25,815		$22,784

Discountinued Operation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	Three Months Ended March 31,
	2012	2011
Revenues	$726	$1,833
Expenses	(609)	(1,078)
(Loss) gain on sale of real estate	(181)	781
Impairment charge	(2,425)	-
(Loss) income from discontinued operations	$(2,489)	$1,536

	Years Ended December 31,
	2011	2010	2009
Revenues	$7,039	$10,145	$16,697
Expenses	(4,642)	(5,771)	(8,825)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(6,708)	$(9,407)	$8,665

Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting Table [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Investment Management
Revenues (a)	$45,764	$56,764
Operating expenses (a)	(44,060)	(38,923)
Other, net (b)	10,077	2,716
Provision for income taxes	(622)	(7,380)
Income from continuing operations attributable to W. P. Carey members	$11,159	$13,177
Real Estate Ownership (c)
Revenues	$23,645	$19,155
Operating expenses	(16,946)	(10,405)
Interest expense	(7,345)	(4,316)
Other, net (b)	5,339	4,383
Provision for income taxes	(1,073)	(187)
Income from continuing operations attributable to W. P. Carey members	$3,620	$8,630
Total Company
Revenues (a)	$69,409	$75,919
Operating expenses (a)	(61,006)	(49,328)
Interest expense	(7,345)	(4,316)
Other, net (b)	15,416	7,099
Provision for income taxes	(1,695)	(7,567)
Income from continuing operations attributable to W. P. Carey members	$14,779	$21,807

Reconciliation Of Assets From Segment To Consolidated [Table Text Block]

	Years Ended December 31,
	2011	2010	2009
Investment Management
Revenues (a)	$242,647	$191,890	$155,119
Operating expenses (a)	(157,544)	(133,682)	(110,160)
Other, net (b)	23,866	7,026	7,913
Provision for income taxes	(34,971)	(23,661)	(21,813)
Income from continuing operations attributable to W. P. Carey members	$73,998	$41,573	$31,059
Real Estate Ownership (c)
Revenues	$88,994	$73,535	$68,779
Operating expenses	(54,755)	(39,512)	(37,084)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	61,713	25,662	13,037
Provision for income taxes	(2,243)	(2,154)	(971)
Income from continuing operations attributable to W. P. Carey members	$71,789	$41,806	$29,299
Total Company
Revenues (a)	$331,641	$265,425	$223,898
Operating expenses (a)	(212,299)	(173,194)	(147,244)
Interest expense	(21,920)	(15,725)	(14,462)
Other, net (b)	85,579	32,688	20,950
Provision for income taxes	(37,214)	(25,815)	(22,784)
Income from continuing operations attributable to W. P. Carey members	$145,787	$83,379	$60,358

Schedule of Segment Long Lived Assets to Consolidated Assets [Table Text Block]

	Total Long-Lived Assets at (d)		Total Assets at
	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
Investment Management	$2,315	$2,593	$139,865	$128,557
Real Estate Ownership	1,197,398	1,217,931	1,319,121	1,334,066
Total Company	$1,199,713	$1,220,524	$1,458,986	$1,462,623

	Total Long-Lived Assets		Total Assets
	at December 31, (d)		at December 31,
	2011	2010	2011	2010
Investment Management	$2,593	$3,730	$128,557	$123,921
Real Estate Ownership	1,217,931	946,975	1,334,066	1,048,405
Total Company	$1,220,524	$950,705	$1,462,623	$1,172,326

Schedule Of International Investment By Segment [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Lease revenues	$2,563	$1,999
Income from equity investments in real estate	1,539	1,523
	$4,102	$3,522

	March 31, 2012	December 31, 2011
Long-lived assets	$67,667	$66,086

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$79,265	$9,729	$88,994
Operating expenses	(49,896)	(4,859)	(54,755)
Interest expense	(20,225)	(1,695)	(21,920)
Other, net (b)	55,537	6,176	61,713
Provision for income taxes	(2,135)	(108)	(2,243)
Income from continuing operations attributable to W. P. Carey members	$62,546	$9,243	$71,789
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets	$1,151,845	$66,086	$1,217,931

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$65,829	$7,706	$73,535
Operating expenses	(35,770)	(3,742)	(39,512)
Interest expense	(13,983)	(1,742)	(15,725)
Other, net (b)	21,719	3,943	25,662
Provision for income taxes	(2,124)	(30)	(2,154)
Income from continuing operations attributable to W. P. Carey members	$35,671	$6,135	$41,806
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets	$877,849	$69,126	$946,975

Year Ended December 31, 2009	Domestic	Foreign (a)	Total
Revenues	$60,806	$7,973	$68,779
Operating expenses	(34,665)	(2,419)	(37,084)
Interest expense	(12,411)	(2,051)	(14,462)
Other, net (b)	7,248	5,789	13,037
Provision for income taxes	(8)	(963)	(971)
Income from continuing operations attributable to W. P. Carey members	$20,970	$8,329	$29,299
Total assets	$900,431	$64,865	$965,296
Total long-lived assets	$836,549	$47,911	$884,460

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a) (b)	$75,945	$116,776	$76,973	$61,947
Expenses (a)	49,328	53,507	57,674	51,790
Net income	23,616	81,060	25,258	9,204
Add: Net loss attributable to noncontrolling interests	330	384	581	569
Less: Net income attributable to redeemable
noncontrolling interests	(603)	(1)	(637)	(682)
Net income attributable to W. P. Carey members	23,343	81,443	25,202	9,091
Earnings per share attributable to W. P. Carey members -
Basic	0.58	2.02	0.62	0.22
Diluted	0.58	1.99	0.62	0.23

Distributions declared per share	0.512	0.550	0.560	0.563

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues (a)	$60,532	$67,904	$56,927	$80,062
Expenses (a)	41,713	42,342	40,947	48,192
Net income	14,302	23,721	16,371	20,557
Add: Net loss attributable to noncontrolling interests	286	128	81	(181)
Less: Net income attributable to redeemable
noncontrolling interests	(175)	(417)	(106)	(595)
Net income attributable to W. P. Carey members	14,413	23,432	16,346	19,781
Earnings per share attributable to W. P. Carey members -
Basic	0.36	0.59	0.41	0.50
Diluted	0.36	0.59	0.41	0.50

Distributions declared per share	0.504	0.506	0.508	0.510

Schedule III - Real Estate and Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Real Estate Properties [Abstract]
Real Estate Under Operating Leases [Table Text Block]
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Office facilities in Broomfield, CO	$-	$248	$2,538	$4,844	$(1,784)	$2,928	$2,918	$5,846	$1,143	Jan. 1998	40 yrs.
Distribution facilities and warehouses in Erlanger, KY	9,323	1,526	21,427	2,966	141	1,526	24,534	26,060	8,681	Jan. 1998	40 yrs.
Retail stores in Montgomery and Brewton, AL	-	855	6,762	143	(6,547)	142	1,071	1,213	759	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Anchorage, AK and Commerce, CA	-	4,905	11,898	-	12	4,905	11,910	16,815	1,041	Jan. 1998	40 yrs.
Office facility in Toledo, OH	2,313	224	2,408	-	-	224	2,408	2,632	903	Jan. 1998	40 yrs.
Industrial facility in Goshen, IN	-	239	940	-	-	239	940	1,179	86	Jan. 1998	40 yrs.
Office facility in Beaumont, TX	-	164	2,344	967	-	164	3,311	3,475	1,323	Jan. 1998	40 yrs.
Office facility in Raleigh, NC	-	1,638	2,844	157	(2,554)	828	1,257	2,085	383	Jan. 1998	20 yrs.
Office facility in King of Prussia, PA	-	1,219	6,283	1,295	-	1,219	7,578	8,797	2,461	Jan. 1998	40 yrs.
Warehouse/distribution facility in Fort Lauderdale, FL	-	1,893	11,077	703	(8,449)	1,173	4,051	5,224	1,325	Jan. 1998	40 yrs.
Industrial facilities in Pinconning, MS	-	32	1,692	-	-	32	1,692	1,724	592	Jan. 1998	40 yrs.
Industrial facilities in San Fernando, CA	8,020	2,052	5,322	-	152	2,052	5,474	7,526	1,906	Jan. 1998	40 yrs.
Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	395	9,382	-	-	(172)	9,210	-	9,210	-	Jan. 1998	N/A
Industrial facility in Milton, VT	-	220	1,579	-	-	220	1,579	1,799	553	Jan. 1998	40 yrs.
Land in Glendora, CA	-	1,135	-	-	17	1,152	-	1,152	-	Jan. 1998	N/A
Office facilities in Bloomingdale, IL	-	1,075	11,453	1,050	(4,934)	520	8,124	8,644	4,160	Jan. 1998	40 yrs.
Industrial facility in Doraville, GA	4,939	3,288	9,864	1,546	274	3,287	11,685	14,972	3,576	Jan. 1998	40 yrs.
Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX	52,921	3,490	72,497	-	(15,008)	335	60,644	60,979	1,969	Jan. 1998	40 yrs.
Land in Irving and Houston, TX	8,508	9,795	-	-	-	9,795	-	9,795	-	Jan. 1998	N/A
Industrial facility in Chandler, AZ	12,685	5,035	18,957	7,435	541	5,035	26,933	31,968	8,176	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Houston, TX	-	167	885	68	-	167	953	1,120	320	Jan. 1998	40 yrs.
Industrial facility in Prophetstown, IL	-	70	1,477	-	(1,424)	7	116	123	27	Jan. 1998	40 yrs.
Office facilities in Bridgeton, MO	-	842	4,762	1,627	71	842	6,460	7,302	1,272	Jan. 1998	40 yrs.
Industrial facility in Industry, CA	-	3,789	13,164	1,380	318	3,789	14,862	18,651	4,172	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Memphis, TN	-	1,051	14,037	1,519	(3,418)	807	12,382	13,189	10,388	Jan. 1998	7 yrs.
Retail stores in Drayton Plains, MI and Citrus Heights, CA	-	1,039	4,788	165	193	1,039	5,146	6,185	920	Jan. 1998	35 yrs.
Warehouse/distribution facilities in New Orleans, LA; Memphis, TN and San Antonio, TX	-	1,882	3,973	-	-	1,882	3,973	5,855	496	Jan. 1998	15 yrs.
Retail store in Bellevue, WA	8,533	4,125	11,812	393	-	4,494	11,836	16,330	4,056	Apr. 1998	40 yrs.
Office facility in Houston, TX	4,360	3,260	22,574	1,628	(5,947)	2,522	18,993	21,515	6,449	Jun. 1998	40 yrs.
Office facility in Rio Rancho, NM	8,418	1,190	9,353	1,316	-	1,467	10,392	11,859	3,333	Jul. 1998	40 yrs.
Vacant office facility in Moorestown, NJ	-	351	5,981	937	43	351	6,961	7,312	2,689	Feb. 1999	40 yrs.
Office facility in Norcross, GA	28,752	5,200	25,585	11,822	-	5,200	37,407	42,607	11,392	Jun. 1999	40 yrs.
Office facility in Tours, France	5,572	1,034	9,737	323	3,868	1,421	13,541	14,962	3,730	Sep. 2000	40 yrs.
Office facility in Illkirch, France	14,098	-	18,520	-	8,555	-	27,075	27,075	7,971	Dec. 2001	40 yrs.
Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC and Dallas, TX	7,990	1,860	12,539	-	5	1,860	12,544	14,404	2,989	Sep. 2002	40 yrs.
Office buildings in Venice, CA	24,000	2,032	10,152	13,160	1	2,032	23,313	25,345	1,918	Sep. 2004	40 yrs.
Warehouse/distribution facility in Greenfield, IN	-	2,807	10,335	210	(8,383)	967	4,002	4,969	709	Sep. 2004	40 yrs.
Office facility in San Diego, CA	-	4,647	19,712	8	(5,530)	3,399	15,438	18,837	3,602	Sep. 2004	40 yrs.
Warehouse/distribution facilities in Birmingham, AL	4,557	1,256	7,704	-	-	1,256	7,704	8,960	1,404	Sep. 2004	40 yrs.
Industrial facility in Scottsdale, AZ	1,306	586	46	-	-	586	46	632	8	Sep. 2004	40 yrs.
Retail store in Hot Springs, AR	-	850	2,939	2	(2,614)	-	1,177	1,177	215	Sep. 2004	40 yrs.
Industrial facilities in Apopka, FL	-	362	10,855	576	-	362	11,431	11,793	2,001	Sep. 2004	40 yrs.
Retail facility in Jacksonville, FL	-	975	6,980	20	-	975	7,000	7,975	1,274	Sep. 2004	40 yrs.
Retail facilities in Charlotte, NC	-	1,639	10,608	171	25	1,639	10,804	12,443	2,108	Sep. 2004	40 yrs.
Land in San Leandro, CA	-	1,532	-	-	-	1,532	-	1,532	-	Dec. 2006	N/A
Industrial facility in Sunnyvale, CA	-	1,663	3,571	-	-	1,663	3,571	5,234	672	Dec. 2006	27 yrs.
Fitness and recreational sports center in Austin, TX	3,314	1,725	5,168	-	-	1,725	5,168	6,893	922	Dec. 2006	28.5 yrs.
Retail store in Wroclaw, Poland	8,242	3,600	10,306	-	(2,200)	3,238	8,468	11,706	859	Dec. 2007	40 yrs.
Office facility in Fort Worth, TX	34,218	4,600	37,580	-	-	4,600	37,580	42,180	1,801	Feb. 2010	40 yrs.
Warehouse/distribution facility in Mallorca, Spain	-	11,109	12,636	-	1,693	11,914	13,524	25,438	535	Jun. 2010	40 yrs.
Industrial and office facilities in San Diego, CA	33,752	7,247	29,098	953	(5,514)	4,761	27,023	31,784	785	May 2011	40 yrs.
	$286,216	$120,905	$526,762	$57,384	$(58,569)	$111,483	$534,999	$646,482	$118,054

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas	$577	$-	$16,416	$-	$(384)	$16,032	Jan. 1998
Office and industrial facilities in Glendora, CA and Romulus, MI	-	454	13,251	9	(2,408)	11,306	Jan. 1998
Industrial facilities in Thurmont, MD and Farmington, NY	-	729	6,093	-	(139)	6,683	Jan. 1998
Industrial facilities in Irving and Houston, TX	20,828	-	27,599	-	(3,620)	23,979	Jan. 1998
	$21,405	$1,183	$63,359	$9	$(6,551)	$58,000

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel located in Livonia, MI	$-	$2,765	$11,087	$3,816	$18,623	$(9,972)	$2,765	$14,086	$9,468	$26,319	$10,093	Jan. 1998	7-40 yrs.
Self storage facilities in Taunton, North Andover, North Billerica and Brockton, MA	9,722	4,300	12,274	-	223	(478)	4,300	12,019	-	16,319	1,697	Dec. 2006	25-40 yrs.
Self storage facility in Newington, CT	2,115	520	2,973	-	231	(121)	520	3,083	-	3,603	388	Dec. 2006	40 yrs.
Self storage facility in Killeen, TX	3,290	1,230	3,821	-	337	(179)	1,230	3,979	-	5,209	525	Dec. 2006	30 yrs.
Self storage facility in Rohnert Park, CA	3,169	1,761	4,989	-	39	-	1,761	5,028	-	6,789	620	Jan. 2007	40 yrs.
Self storage facility in Fort Worth, TX	2,192	1,030	4,176	-	33	-	1,030	4,209	-	5,239	521	Jan. 2007	40 yrs.
Self storage facility in Augusta, GA	1,912	970	2,442	-	48	-	970	2,490	-	3,460	304	Feb. 2007	39 yrs.
Self storage facility in Garland, TX	1,464	880	3,104	-	56	-	880	3,160	-	4,040	381	Feb. 2007	40 yrs.
Self storage facility in Lawrenceville, GA	2,360	1,410	4,477	-	83	-	1,411	4,559	-	5,970	592	Mar. 2007	37 yrs.
Self storage facility in Fairfield, OH	1,860	540	2,640	-	19	-	540	2,659	-	3,199	420	Apr. 2007	30 yrs.
Self storage facility in Tallahassee, FL	3,701	850	5,736	-	7	-	850	5,743	-	6,593	665	Apr. 2007	40 yrs.
Self storage facility in Lincolnshire, IL	1,993	1,477	1,519	-	67	-	1,477	1,586	-	3,063	127	Jul. 2010	18 yrs.
Self storage facility in Chicago, IL	1,715	823	912	-	623	-	823	1,535	-	2,358	154	Jul. 2010	15 yrs.
Self storage facility in Chicago, IL	1,438	700	733	-	512	-	700	1,245	-	1,945	122	Jul. 2010	15 yrs.
Self storage facility in Bedford Park, IL	1,746	809	1,312	-	179	-	809	1,491	-	2,300	112	Jul. 2010	20 yrs.
Self storage facility in Bentonville, AR	2,056	1,050	1,323	-	4	-	1,050	1,327	-	2,377	74	Sep. 2010	24 yrs.
Self storage facility in Tallahassee, FL	3,899	570	3,447	-	26	-	570	3,473	-	4,043	144	Sep. 2010	30 yrs.
Self storage facility in Pensacola, FL	1,838	560	2,082	-	5	-	560	2,087	-	2,647	87	Sep. 2010	30 yrs.
Self storage facility in Chicago, IL	2,118	1,785	2,617	-	-	-	1,785	2,617	-	4,402	95	Oct. 2010	32 yrs.
	$48,588	$24,030	$71,664	$3,816	$21,115	$(10,750)	$24,031	$76,376	$9,468	$109,875	$17,121

Rollforward Of Real Estate Carrying Value And Accumulated Depreciation [Table Text Block]
SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION (Continued)
December 31, 2011
(in thousands)

	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$560,592	$525,607	$603,044
Additions	107,484	67,787	4,754
Dispositions	(22,106)	(18,896)	(46,951)
Foreign currency translation adjustment	(1,837)	(2,142)	966
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	20,105	1,790	(28,977)
Deconsolidation of real estate asset	(5,938)	-	-
Impairment charges	(11,818)	(13,554)	(7,229)
Balance at end of year	$646,482	$560,592	$525,607

	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$108,032	$100,247	$103,249
Depreciation expense	15,179	13,437	12,841
Dispositions	(5,785)	(5,000)	(9,677)
Foreign currency translation adjustment	(396)	(839)	285
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	2,339	187	(6,451)
Deconsolidation of real estate asset	(1,315)	-	-
Balance at end of year	$118,054	$108,032	$100,247

	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$109,851	$85,927	$84,547
Additions/Capital expenditures	24	23,924	1,380
Balance at end of year	$109,875	$109,851	$85,927

	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2011	2010	2009
Balance at beginning of year	$14,280	$12,039	$10,013
Depreciation expense	2,841	2,241	2,026
Balance at end of year	$17,121	$14,280	$12,039

Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 sqft property tenant quantity	Dec. 31, 2011 sqft quantity
Business [Abstract]
Number Of Real Estate Properties Owned And Managed	970	980
Number of real estate properties	156	157
Number Of Tenants	72	73
Square Footage Of All Real Estate Properties	12,000,000	13,000,000
Occupancy Rate	93.00%	93.00%
Number Of Self Storage Properties	21	21
Square Footage of Self Storage Properties	800,000	800,000

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Summary of significant accounting policies [Abstract]
Common Stock Value To Be Issued	$ 1,000,000,000
Stock Value To Be Issued Dividend Reinvestment Plan	237,500,000
Out of Period Adjustment [Line Items]
Out of period adjustment	17,900,000
Description of Prior Period Adjustment	During the fourth quarter of 2011, we identified an error in the consolidated financial statements related to prior years. The error relates to the misapplication of accounting guidance related to the modifications of certain leases. We concluded this adjustment, with a net impact of $0.2 million on our statement of operations for the fourth quarter of 2011, was not material to our results for the prior year periods or to the period of adjustment. Accordingly, this cumulative change was recorded in the consolidated financial statements in the fourth quarter of 2011 as an out-of-period adjustment as follows: a reduction to Net investment in direct financing leases of $17.6 million and an increase in net Operating real estate of $17.9 million on the consolidated balance sheet; and an increase in Lease revenues of $0.9 million, a reduction of Impairment charges of $1.6 million, and an increase in Depreciation expense of $2.2 million on the consolidated statement of operations.
Real Estate Taxes Paid By Lessees	6,400,000	7,700,000	8,800,000
Number Of Significant Lessees	18
Percent of Lease Revenue	77.00%
Useful Lives of Properties	40
Foreign Currency Transaction Gain (Loss), Unrealized	(100,000)	(300,000)	200,000
Foreign Currency Transaction Gain (Loss), Realized	400,000	(100,000)	100,000
Dealer Revenue Per Share Sold CWI	$ 0.3
Wholesaling Revenue Per Share Sold	$ 0.15
Foreign currency translation adjustment	(3,298,000)	(1,853,000)
Real Estate [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	17,900,000
Financing Lease [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	(17,600,000)
Impairment Charges [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	(1,600,000)
Depreciation And Amortization [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	2,200,000
Lease Revenue [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	900,000
Net Income [Member]
Out of Period Adjustment [Line Items]
Out of period adjustment	$ 200,000

Agreements and Transactions of Related Parties (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 quantity sqft property tenant	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Management Fees Revenue	$ 15,602,000	$ 19,820,000	$ 66,808,000	$ 76,246,000	$ 76,621,000
Reimbursed costs from affiliates	18,737,000	17,719,000	64,829,000	60,023,000	47,534,000
Incentive Termination And Subordinated Disposition Revenues			52,515,000
Structuring revenue	7,638,000	15,945,000	46,831,000	44,525,000	23,273,000
Wholesaling revenue	3,787,000	3,280,000	11,664,000	11,096,000	7,691,000
Distributions of available cash	6,974,000	1,815,000	15,535,000	4,468,000	2,160,000
Deferred Revenue Recognized	2,123,000	0	5,662,000	0	0
Revenue earned and cash received from REITs	54,861,000	58,579,000	263,844,000	196,358,000	157,279,000
Asset Management Fees [Abstract]
Asset management revenue is calculated as a percent of total average invested assets	1.00%		1.00%
Performance revenue is calculated as a percent of total average invested assets	0.50%		0.50%
Asset management revenue is calculated as a percent of average market value of real estate assets	0.50%		0.50%
Asset management revenue is calculated as a percent of average equity value of securities	1.75%		1.75%
Asset management revenue is calculated as a percent of average lodging-related assets	0.50%		0.50%
Asset management revenue receivable in shares, percent	50.00%		80.00%
Asset management revenue receivable in cash, percent	50.00%		20.00%
Other Distributions Of Cash Received	10.00%		10.00%
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Wholesaling Revenue Per Share Sold			$ 0.15
Limit on underwriting compensation prescribed by Financial Industry Regulatory Authority, Inc.			10.00%
Termination And Disposition Revenue [abstract]
Percentage of disposition revenue			3.00%
Percentage of incentive revenue			15.00%
Structuring Revenue [Abstract]
Acquisition revenue as a percent of total cost of all investments made by each CPA REIT	4.50%		4.50%
Percent of structuring revenue paid on completion of transaction	2.50%		2.50%
Percent of structuring revenue paid in annual installments	2.00%		2.00%
Initial acquisition revenue percentage	2.50%
Maximum Percentage Of Revenue Earned On Initial Acquisition	6.00%
Loan Refinancing Revenue Percent			1.00%
Unpaid Transaction Fee Interest Rate Minimum	5.00%		5.00%
Unpaid Transaction Fee Interest Rate Maximum	7.00%		7.00%
Deferred acquisition fees receivable	24,604,000		29,410,000	31,419,000
Interest Earned On Unpaid Deferred Acquisition Fees	482,000	332,000	1,332,000	1,136,000	1,534,000
Joint Ventures Ownership Percentage					60.00%
CPA 14 And 16 Merger [Abstract]
Purchase price of remaining interests in a joint venture			31,800,000
Assumption of debt arising from acquisition			87,600,000
Shareholder Cash Option Arising From Merger			$ 11.5
Shareholder Share Option Available From Merger			1.1932
Base Net Asset Value Of Shares Received By Reit Shareholders			$ 10.5
Merger Consideration			954,500,000
Merger Consideration Liquidating Amount			444,000,000
Shares Issued to Liquidating Shareholders			57,365,145
Fair Value Of Shares Issued			510,500,000
Shares Received In Exchange From Liquidating Shareholders			48,076,723
Special Per Share Cash Distribution To Liquidating Shareholders			$ 1
Value Of Special Cash Distribution			90,400,000
Senior Credit Facility			320,000,000
Additional Shares Purchased			13,750,000
Value Of Additional Shares Purchased			121,000,000
Amount drawn down on senior credit facility			121,400,000
Termination Revenue Received In Shares Exchanged			3,242,089
Cash Received From Special Cash Distribution			11,100,000
Shares Received From REIT Arising From Merger			13,260,091
Capital Interest Of Managing Members			99.99%
Special Interest			0.02%
Reduced Asset Management Fee Percentage			0.50%
Previous Asset Management Fee Percentage			1.00%
Former Subordinated Incentive And Termination Fee Percentage			15.00%
Final Distribution Percentage			15.00%
Return On Managing Members Invested Capital Base			100.00%
Managing Members Priority Return			6.00%
Amortization Of Basis Differential Of Special Interest			600,000
Shares Received As Termination Revenue			2,717,138
Deferred revenue eliminated			6,000,000
Ownership interest in another reit			17.50%
Contract Termination Fee			28,300,000
Payment For Special Interest			300,000
Termination Revenue			31,200,000
Subordinated Disposition Revenue			21,300,000
Other Distributions Of Cash Received	10.00%		10.00%
Other Transactions With Affiliates [Abstract]
Average estimated minimum lease payments on the office lease	3,000,000
Income from noncontrolling interest partners	727,000	644,000	2,542,000	2,372,000	2,374,000
Deferred Rent Due To Affiliates	776,000		798,000	854,000
Average Estimated Minimum Lease Payments Of Limited Partnership			3,000,000
Special Loan To REIT			4,000,000
Interest Rate Of Special Loan To REIT			2.50%
Special Loan To Related Party REIT			90,000,000
Interest Rate Of Special Loan To Related Party REIT			1.15%
Loan To Affiliate		90,000,000	2,000,000
Interest Rate On Loan To Affiliate		1.15%	0.90%
Repayment Of Loan To Affiliate Current Quarter			1,000,000
Repayment Of Loan From Affiliate Subsequent Quarter			1,000,000
Interest Income From Affiliates		200,000	200,000
Joint Ventures Ownership Percentage Maximum	95.00%
Joint Ventures Ownership Percentage Minimum	5.00%
Proposed Merger [Abstract]
Shareholder Cash Option Arising From Proposed Merger	$ 1.25		$ 1.25
Shareholder Share Option Available From Proposed Merger	0.2326		0.2326
Number Of Properties In Proposed Merger	313		315
Number Of Tenants In Proposed Merger	76
Number Of Square Foot In Proposed Merger	28,000,000
Occupancy Rate In Proposed Merger	99.00%
Weighted Average Remaining Life Of Properties In Proposed Merger	10.1		10.4
Base Rent Of Properties In Proposed Merger	226,800,000		223,000,000
Number of Variable Rate Debt Assumed	8		7
Number Of Fixed Rate Debt Assumed	72		74
Credit Facility For Proposed Merger			175,000,000
Fair Value Of Debt Assumed In Proposed Merger		1,200,000,000	1,200,000,000
Weighted Average Interest Rate Of Debt Assumed	5.70%		5.70%
Revenue Earned From Proposed Merger Entity	6,300,000		26,000,000
Equity Earnings From Proposed Merger Entity	1,100,000		3,400,000
Per Share Market Price To Liquidating Shareholders	$ 45.07		$ 45.07
Net Asset Value Of Per Share Received By Liquidating Shareholders	$ 11.73		$ 11.73
Proposed Merger Consideration Liquidating Amount	151,800,000		151,800,000
Shares Issued To Proposed Merger Liquidating Shareholders	28,241,000		28,241,000
Shares Outstanding From Proposed Merger Entity	131,566,206		131,566,206
Shares Owned By Parent	10,153,074		10,153,074
CPA 17 [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.65		$ 0.65
Wholesaling Revenue Per Share Sold	$ 0.15		$ 0.15
Structuring Revenue [Abstract]
Maximum Percentage Of Revenue Earned On Initial Acquisition			1.75%
Minimum Percentage Of Revenue Earned On Initial Acquisition			0.00%
CWI [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.7		$ 0.7
Minimum Offering Amount	10,000,000		10,000,000
Maximum percent of offering proceeds	2.00%		2.00%
Organization and offering costs incurred	5,100,000		5,100,000
Offering costs, obligation to reimburse	1,200,000		900,000
Offering Costs Reimbursed	$ 300,000
Structuring Revenue [Abstract]
Initial acquisition revenue percentage			2.50%
Maximum Percentage Of Revenue Earned On Acquisition			6.00%
Minimum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage			5.00%
Maximum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage			95.00%

Net Investment in Properties (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Investments [Abstract]
Fair Value Of Assets Acquired			$ 174,800,000
Ownership Interest On Properties Acquired			100.00%
Fair Value of Nonrecourse Debt Of All Properties Acquired			117,100,000
Impact Of Real Estate On Acquisition Of Properties			90,200,000
Gain On Change In Control Of Interests			27,859,000	0	0
Impact Of Intangible Assets On Acquisition Of Properties			40,800,000
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price			31,800,000
Funds Released From Escrow In Connection With Sale Of Property	1,954,000	363,000	2,584,000	36,620,000	0
Proceeds From Transfer Of Profit Sharing Interest					21,928,000
Quantifying Misstatement In Current Year Financial Statements Amount			17,900,000
Ownership Interest in entity					100.00%
Domestic Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				47,600,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				100,000
Funds Released From Escrow In Connection With Sale Of Property				36,100,000
Proceeds from Lines of Credit				11,500,000
International Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				27,200,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				1,000,000
Noncontrolling Interest, Ownership Percentage by Parent				70.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				30.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				8,400,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest				600,000
Carey Storage Venture Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price				22,000,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs				400,000
Noncontrolling Interest, Ownership Percentage by Parent					60.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value				11,500,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Noncontrolling Interest				200,000
Investment Commitment From Outside Invester					8,100,000
Transaction Costs Sale Of Assets					1,000,000
Carey Storage Venture Acquisition [Member] | Operating Real Estate Business [Member]
Business Acquisition [Line Items]
Proceeds From Transfer Of Profit Sharing Interest					$ 21,900,000

Net Investments in Properties (Land and Buildings) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 year	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Investments [Line Items]
Real Estate Investment Property, Accumulated Depreciation	$ 126,081,000		$ 135,175,000	$ 122,312,000
Real Estate Investment Property, Net	597,878,000		621,182,000	548,131,000
Foreign Currency Exchange Rate, Translation	1.3339		1.295
Increase In Foreign Currency Exchange Rate	3.00%
Foreign Currency Exchange Rate Impact	2,000,000
Asset Impairment Charges	3,299,000	0	3,751,000	1,140,000	3,516,000
Acquired Finite Lived Intangible Asset Amount	71,700,000		76,600,000
Finite-Lived Intangible Assets, Useful Life, Minimum	1		1
Finite-Lived Intangible Assets, Useful Life, Maximum	40		40
Amortization Of Intangible Assets	1,300,000	500,000	6,000,000	5,600,000	6,600,000
Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	107,277,000		111,483,000	111,660,000
Investment Building And Building Improvements	506,775,000		534,999,000	448,932,000
Real Estate Investment Property, Accumulated Depreciation	108,245,000		118,054,000	108,032,000
Real Estate Investment Property, Net	505,807,000		528,428,000	452,560,000
Operating Real Estate Business [Member]
Schedule Of Investments [Line Items]
Land	24,031,000		24,031,000	24,030,000
Investment Building And Building Improvements	85,876,000		85,844,000	85,821,000
Real Estate Investment Property, Accumulated Depreciation	17,836,000		17,121,000	14,280,000
Real Estate Investment Property, Net	$ 92,071,000		$ 92,754,000	$ 95,571,000

Net Investments in Properties (Scheduled Future Minimum Rents under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases, Future Minimum Payments Receivable [Abstract]
2012	$ 61,734
2013	59,039
2014	56,844
2015	49,094
2016	$ 40,352

Finance Receivables (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Credit Quality Of Finance Receivables [Abstract]
Financing Receivable Credit Quality Additional Information	We generally seek investments in facilities that we believe are critical to a tenant’s business and that we believe have a low risk of tenant defaults. At March 31, 2012 and December 31, 2011, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest.	We generally seek investments in facilities that we believe are critical to a tenant’s business and that we believe have a low risk of tenant defaults. At December 31, 2011 and 2010, none of the balances of our finance receivables were past due and we had not established any allowances for credit losses. Additionally, there have been no modifications of finance receivables. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest.
Financing Receivable Credit Quality Range Of Dates Ratings Updated	first quarter of 2012	fourth quarter of 2011
Accounts Receivable Billed Under Direct Financing Leases	$ 100,000	$ 100,000	$ 300,000
Impairment Of Net Investment In Direct Financing Leases		(1,608,000)	1,140,000	2,616,000
Out of period adjustment		$ 17,600,000

Finance Receivables (Net Investment in direct financing leases) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Minimum lease payments receivable		$ 29,986	$ 57,380
Unguaranteed residual value		57,218	75,595
Capital Leases Net Investment In Direct Financing Leases Including Unearned Income		87,204	132,975
Less: unearned income		29,204	56,425
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 58,064	$ 58,000	$ 76,550

Finance Receivables (Scheduled future minimum rents under direct financing leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases, Future Minimum Payments Receivable [Abstract]
2012	$ 7,999
2013	7,777
2014	5,364
2015	2,831
2016	$ 2,078

Finance Receivables (Summary of finance receivables by internal credit quality rating) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012 tenant	Dec. 31, 2011 quantity	Dec. 31, 2010
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	$ 58,064	$ 58,000	$ 76,550
Number Of Tenants	72	73
Internally Assigned Grade1 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	46,576	46,694	49,533
Number Of Tenants	8	8	9
Internally Assigned Grade2 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	11,488	11,306	24,447
Number Of Tenants	2	2	5
Internally Assigned Grade3 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases		0	0
Number Of Tenants	0	0	0
Internally Assigned Grade4 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases		0	2,570
Number Of Tenants	0	0	1
Internally Assigned Grade5 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases		$ 0	$ 0
Number Of Tenants	0	0	0

Equity Investment in Real Estate and the REITs (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	$ 541,457,000		$ 538,749,000	$ 322,294,000
Equity Method Investment Other Than Temporary Impairment			206,000	1,394,000	0
Distributions received from equity investment	6,974,000	1,815,000	15,535,000	4,468,000	2,160,000
Contract Termination Fee			28,300,000
Deferred Revenue Recognized	2,123,000	0	5,662,000	0	0
CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			17.90%
REITs [Member]
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	454,114,000		454,012,000	245,055,000
Impairment charges	1,200,000	8,500,000	61,700,000	40,700,000	170,000,000
Net Gains Recognized As Result of Asset Sales			7,400,000
Net Gain Of Reit Fair Value			5,000,000
Merger Expenses Incurred By Reit			2,400,000
Net Loss Resulting From Prepayment Of Nonrecourse Mortgages			500,000
REITs [Member] | CPA 14 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			0.00%	9.20%
Equity investments in real estate and the REITs				87,209,000
Net Gains Recognized As Result of Asset Sales			78,800,000
REITs [Member] | CPA 15 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	7.90%		7.70%	7.10%
Equity investments in real estate and the REITs	92,816,000		93,650,000	87,008,000
REITs [Member] | CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	18.00%		17.90%	5.60%
Equity investments in real estate and the REITs	335,378,000		338,964,000	62,682,000
Equity Method Investment Other Than Temporary Impairment	300,000
Net Gain Of Reit Fair Value			28,700,000
Merger Expenses Incurred By Reit			13,600,000
Net Loss Resulting From Prepayment Of Nonrecourse Mortgages			2,800,000
REITs [Member] | CPA 17 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	1.10%		0.90%	0.60%
Equity investments in real estate and the REITs	25,709,000		21,277,000	8,156,000
REITs [Member] | CWI [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	0.50%		0.50%	100.00%
Equity investments in real estate and the REITs	211,000		121,000	0
Real Estate [Member]
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	87,343,000		84,737,000	77,239,000
Impairment charges			0
Real Estate [Member] | SchulerAG [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%		33.00%
Equity investments in real estate and the REITs	21,038,000		19,958,000	20,493,000
Real Estate [Member] | Carrefour France SAS [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	46.00%		46.00%
Equity investments in real estate and the REITs	21,399,000		20,014,000	18,274,000
Real Estate [Member] | New York Times Company [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	18.00%		18.00%
Equity investments in real estate and the REITs	19,893,000		19,647,000	20,191,000
Real Estate [Member] | US Airways Group Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	75.00%		75.00%
Equity investments in real estate and the REITs	7,145,000		7,415,000	7,934,000
Real Estate [Member] | Medica France SA [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	46.00%		46.00%
Equity investments in real estate and the REITs	4,558,000		4,430,000	5,232,000
Real Estate [Member] | HologicInc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	36.00%		36.00%
Equity investments in real estate and the REITs	4,431,000		4,429,000	4,383,000
Real Estate [Member] | Childtime Childcare Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	34.00%		34.00%
Equity investments in real estate and the REITs	4,554,000		4,419,000	1,862,000
Contribution to the venture			2,100,000
Real Estate [Member] | Consolidated Systems Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	60.00%		60.00%
Equity investments in real estate and the REITs	3,358,000		3,387,000	3,388,000
Real Estate [Member] | Symphony IRI Group Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%		33.00%
Equity investments in real estate and the REITs	(109,000)		(24,000)	3,375,000
Impairment charges		8,600,000
Equity Method Investment Other Than Temporary Impairment		200,000
Distributions received from equity investment			1,400,000
Real Estate [Member] | Hellweg Die Profi Baumarkte GmbH Co Kg [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	5.00%		5.00%
Equity investments in real estate and the REITs	1,076,000		1,062,000	1,086,000
Real Estate [Member] | Federal Express Corporation [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Equity investments in real estate and the REITs				(4,272,000)
Distributions received from equity investment			5,500,000
Real Estate [Member] | Amylin Pharmaceuticals Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Equity investments in real estate and the REITs				(4,707,000)
Distributions received from equity investment			$ 17,600,000

Equity Investment in Real Estate and the REITs (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Income from equity investments in real estate and REITs	$ 13,986,000	$ 6,216,000	$ 51,228,000	$ 30,992,000	$ 13,425,000
Equity investments in real estate			206,000	1,394,000	0
Other Equity Investment Information [Abstract]
Termination Revenue			31,200,000
Shares Received From REIT Arising From Merger			13,260,091
Additional Shares Purchased			13,750,000
Value Of Additional Shares Purchased			121,000,000
Payment For Special Interest			300,000
Fair Value Of Shares Converted During Merger			118,000,000
Gain Recorded Resulting From Shares Exchanged In Merger			2,800,000
Significant Equity Investee Percentage			20.00%
REITs [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	9,466,456,000		9,184,111,000	8,533,899,000
Equity Method Investment Summarized Financial Information Liabilities	(4,991,866,000)		(4,896,116,000)	(4,632,709,000)
Equity Method Investment, Summarized Financial Information, Noncontrolling Interest	(335,461,000)		(330,873,000)	(376,560,000)
Equity Method Investment, Summarized Financial Information, Redeemable Noncontrolling Interest	(21,946,000)		(21,306,000)	(21,805,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	4,117,183,000		3,935,816,000	3,502,825,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	211,455,000	158,297,000	787,094,000	734,758,000	695,904,000
Expenses	(175,666,000)	(126,330,000)	(605,437,000)	(529,328,000)	(624,795,000)
Net Income from continuing operations	35,789,000	31,967,000	181,657,000	205,430,000	71,109,000
Net Income (loss) attributable to the equity investments in real estate and REITs	34,883,000	29,683,000	123,479,000	189,155,000	(5,173,000)
Income from equity investments in real estate and REITs	1,800,000	1,800,000	16,900,000	10,500,000	(2,500,000)
Reduction in income from equity method investments	100,000	700,000	7,800,000	3,000,000	11,500,000
Real Estate [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	1,041,544,000		1,026,124,000	1,151,859,000
Equity Method Investment Summarized Financial Information Liabilities	(717,985,000)		(706,244,000)	(818,238,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	323,559,000		319,880,000	333,621,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	27,986,000	30,915,000	118,819,000	146,214,000	119,265,000
Expenses	(18,813,000)	(19,668,000)	(75,992,000)	(79,665,000)	(61,519,000)
Net Income from continuing operations	9,173,000	11,247,000	42,787,000	66,549,000	57,746,000
Net Income (loss) attributable to the equity investments in real estate and REITs	9,173,000	2,685,000	34,225,000	66,549,000	57,746,000
Income from equity investments in real estate and REITs	3,300,000	2,600,000	13,100,000	16,000,000	13,800,000
Reduction in income from equity method investments		$ 400,000	$ 400,000

Intangible Assets and Goodwill (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 year	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Finite Lived Intangible Asset Amount	$ 71,700,000		$ 76,600,000
Finite-Lived Intangible Assets, Useful Life, Minimum	1		1
Finite-Lived Intangible Assets, Useful Life, Maximum	40		40
Amortization Of Intangible Assets	1,300,000	500,000	6,000,000	5,600,000	6,600,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Future Amortization Expense, Year One			6,236,000
Future Amortization Expense, Year Two			5,231,000
Future Amortization Expense, Year Three			4,861,000
Future Amortization Expense, Year Four			4,706,000
Future Amortization Expense, Year Five			4,621,000
Future Amortization Expense, after Year Five			27,747,000
Total			$ 53,402,000

Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets By Major Class [Line Items]
Goodwill		$ 63,607	$ 63,607
Indefinite-Lived Intangible Assets (Excluding Goodwill)		3,975	3,975
Total Goodwill and Trade Name		67,582	67,582
Intangible assets and goodwill, net	123,294	125,957	87,768
Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(4,400)
Leases, Acquired-in-Place [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,500
Customer Relationships [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		10,968	10,251
Customer Relationships [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,100
Above Market Leases [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		9,905	9,737
Above Market Leases [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,800
Contractual Rights [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		32,765	32,765
Finite-Lived Intangible Assets, Accumulated Amortization		(30,172)	(29,035)
Finite-Lived Intangible Assets, Net		2,593	3,730
Lease Intangible Assets [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(27,253)	(26,560)
Finite-Lived Intangible Assets, Net		55,782	16,456
Lease Intangible Assets [Member] | Leases, Acquired-in-Place [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		$ 62,162	$ 23,028

Intangible Assets and Goodwill (Below Market Rent Intangible) (Details) (Below Market Leases [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ (6,455)	$ (1,954)
Finite-Lived Intangible Assets, Accumulated Amortization	1,482	1,270
Finite-Lived Intangible Assets, Net	$ (4,973)	$ (684)

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains or losses (realized and unrealized):
Redemption value adjustment	$ 79	$ (691)	$ 455	$ 471	$ (6,773)
Other Investments [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,535	1,726	1,726	1,687
Gains or losses (realized and unrealized):
Included in earnings	(7)	2	(20)	4
Included in other comprehensive income (loss)	(3)	(1)	(11)	12
Purchases		53	53	23
Settlements		(173)	(213)	0
Ending balance	1,525	1,607	1,535	1,726
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(7)	2	(20)	4
Redeemable Noncontrolling Interest [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	7,700	7,546	7,546	7,692
Gains or losses (realized and unrealized):
Included in earnings	(43)	603	1,923	1,293
Included in other comprehensive income (loss)	9	7	(5)	(12)
Purchases			0	0
Settlements			0	0
Distributions paid	(816)	(545)	(1,309)	(956)
Redemption value adjustment	79	(691)	(455)	(471)
Ending balance	6,929	6,920	7,700	7,546
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	0	0	0	0
Fair Value, Measurements, Recurring [Member]
Assets:
Total	1,560		1,570	39,192
Liabilities:
Total	10,846		11,875	8,515
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets:
Total	35		35	37,154
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets:
Total	1,525		1,535	1,726
Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	312
Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total	6,929		7,700	7,546
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member]
Assets:
Total	35		35	37,154
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Total	35		35	37,154
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Other Investments [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total			0	312
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	312
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Assets:
Total	1,525		1,535	1,726
Liabilities:
Total	6,929		7,700	7,546
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Other Investments [Member]
Assets:
Total	1,525		1,535	1,726
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total	$ 6,929		$ 7,700	$ 7,546

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	$ 24,604		$ 29,410	$ 31,419
Non-recourse and limited-recourse debt	354,722		356,209	255,232
Line Of Credit	248,160		233,160	141,750
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	3,299		10,679	16,775	10,424
Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			3,957	2,534	3,516
Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			5,359	0	900
Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			6,460	14,241	6,908
Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(1,608)	1,140	2,616
Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			206	1,394	0
Fair Value Measurements Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	6,022	206
Fair Value Measurements Nonrecurring [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	3,597	206
Fair Value Measurements Nonrecurring [Member] | Properties Subject To Operating Leases [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	2,425
Fair Value Measurements Nonrecurring [Member] | Equity Investmemt [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	298
Fair Value Measurements Nonrecurring [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			415,000
Fair Value Measurements Nonrecurring [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(153,000)
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	54,507	1,554	43,835	38,056	34,113
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	41,085	1,554	6,177	26,394	24,394
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	13,625		4,623	0	823
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	13,422		32,375	11,662	9,719
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			0	3,548	23,571
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	27,460	1,554	1,554	22,846	0
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			5,699,000
Fair Value Measurements Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties			(416,000)
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	24,604		29,410	31,419
Non-recourse and limited-recourse debt	354,722		356,209	255,232
Line Of Credit	248,160		233,160	141,750
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	28,280		31,638	32,485
Non-recourse and limited-recourse debt	360,804		361,948	255,460
Line Of Credit	$ 248,160		$ 233,160	$ 140,600

Risk Mangement and Use of Derivatives Financial Instruments (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 quantity	Mar. 31, 2012 property tenant	Dec. 31, 2010
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 1,400,000
Cash Flow Hedges Derivative Instruments at Fair Value, Net	4,300,000
Loss on Contract Termination for Default	4,800,000
Concentration Risk, Benchmark Description	10.0%
Schedule Of Equity Method Investments [Line Items]
Percentage Geography		18.00%
Assets	1,462,623,000	1,458,986,000	1,172,326,000
Number of Real Estate Properties	157	156
Number Of Tenants	73	72
Maximum Potential Future Exposure on Credit Risk Derivatives	100,000
CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Assets	$ 3,600,000,000	$ 3,600,000,000
Number of Real Estate Properties	512	506
Number Of Tenants	150	147
1-Month LIBOR [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	4.30%
3-Month LIBOR [Member]
Derivative [Line Items]
Derivative, Variable Interest Rate	2.90%

Risk Mangement and Use of Derivatives Financial Instruments (Assets and Liability) (Details) (Designated as Hedging Instrument [Member], Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 0	$ 312
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	$ (4,175)	$ (969)

Risk Mangement and Use of Derivatives Financial Instruments (OCI) (Details) (Cash Flow Hedging [Member], Other Comprehensive Income (Loss) [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedging [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (3,564)	$ (45)	$ (243)

Risk Mangement and Use of Derivatives Financial Instruments (Interest Rate Swap derivative instruments) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pay-fixed swap [Member]
Derivative [Line Items]
Fair Value	$ (4,175)
Pay-fixed swap [Member] | 3-Month Euribor
Derivative [Line Items]
Notional Amount	8,242
Effective Interest Rate	4.20%
Effective Date	Mar 1, 2008
Expiration Date	Mar 1, 2018
Fair Value	(1,065)
Pay-fixed swap [Member] | 1-Month LIBOR [Member]
Derivative [Line Items]
Notional Amount	4,557
Effective Interest Rate	3.00%
Effective Date	Apr 1, 2010
Expiration Date	Apr 1, 2015
Fair Value	(297)
Pay-fixed swap [Member] | 1-Month LIBOR [Member]
Derivative [Line Items]
Notional Amount	34,218
Effective Interest Rate	3.00%
Effective Date	Jul 1, 2010
Expiration Date	Jul 1, 2020
Fair Value	(2,813)
Interest Rate Cap [Member]
Derivative [Line Items]
Fair Value	86
Interest Rate Cap [Member] | 1-Month LIBOR [Member]
Derivative [Line Items]
Ownership Interest in Venture	78.95%
Notional Amount	17,793
Cap Rate	3.00%
Spread	4.00%
Effective Date	Sep 1, 2009
Expiration Date	Apr 1, 2014
Fair Value	6
Interest Rate Cap [Member] | 3-Month LIBOR [Member]
Derivative [Line Items]
Ownership Interest in Venture	17.75%
Notional Amount	122,679
Cap Rate	4.00%
Spread	4.80%
Effective Date	Aug 1, 2009
Expiration Date	Aug 1, 2014
Fair Value	$ 80

Risk Mangement and Use of Derivatives Financial Instruments (Portfolio Concentration Risk) (Details)	Mar. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%
Business And Commercial Services [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%	19.00%
Transportation [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	11.00%
Other Industry [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	70.00%	70.00%
Office Building [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	44.00%	44.00%
Industrial Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	31.00%	30.00%
Warehouse [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	14.00%	16.00%
Other Property [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	10.00%
Texas [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	19.00%	19.00%
California [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	17.00%
Tennessee [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	13.00%
Georgia [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%
Other US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	32.00%	31.00%
Total US [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	89.00%	90.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	10.00%
Total [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%	100.00%

Impairment Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment Impairment or Disposal [Abstract]
Real estate			$ 5,359	$ 0	$ 900
Net investments in direct financing leases			(1,608)	1,140	2,616
Asset Impairment Charges, Total	3,299	0	3,751	1,140	3,516
Equity investments in real estate			206	1,394	0
Total impairment charges included in continuing operations			3,957	2,534	3,516
Impairment charges included in discontinued operations	2,425	0	6,722	14,241	6,908
Total impairment charges			$ 10,679	$ 16,775	$ 10,424

Debt (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended														12 Months Ended									12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2012 Fixed Interest Rate Loans [Member]	Dec. 31, 2011 Fixed Interest Rate Loans [Member]	Mar. 31, 2012 Variable Interest Rate Loans [Member]	Dec. 31, 2011 Variable Interest Rate Loans [Member]	Dec. 31, 2011 Nonrecourse Mortgage Loan [Member]	Dec. 31, 2011 New Mortgage Loan [Member]	Dec. 31, 2010 New Mortgage Loan [Member]	Dec. 31, 2011 Carey Storage Loan [Member]	Dec. 31, 2010 Carey Storage Loan [Member]	Dec. 31, 2009 Carey Storage Loan [Member]	Dec. 31, 2011 Mortgage Loans Assumed [Member]	Dec. 31, 2011 Limited Recourse Mortgage Loan [Member]	Dec. 31, 2011 Eurocurrency Rate [Member]	Mar. 31, 2012 Foreign Currencies Sublimit [Member]	Mar. 31, 2012 Swing Line Loans Sublimit [Member]	Mar. 31, 2012 Letters Of Credits Sublimit [Member]	Mar. 31, 2012 Line Of Credit Additional Borrowing [Member]	Dec. 31, 2011 Unsecured Revolving Line Of Credit [Member]	Dec. 31, 2011 Secured Revolving Line Of Credit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Foreign Currencies Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Swing Line Loans Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Letters Of Credits Sublimit [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Line Of Credit Additional Borrowing [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Maximum [Member] Non Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Investment Grade Debt Rating [Member] Base Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 New Unsecured Revolving Line Of Credit [Member] Minimum [Member] Non Investment Grade Debt Rating [Member] Base Rate [Member]
Revolving Line Of Credit [Abstract]
Line Of Credit Facility Maximum Borrowing Capacity	$ 450,000,000																	$ 150,000,000	$ 35,000,000	$ 50,000,000	$ 125,000,000	$ 250,000,000	$ 30,000,000	$ 450,000,000			$ 150,000,000	$ 35,000,000	$ 50,000,000	$ 125,000,000
Line of Credit Facility, Expiration Date	December 2014																					June 2012	June 2012	December 2014
Line of Credit Facility, Interest Rate Description																								either (i) the Eurocurrency Rate or (ii) the Base Rate, in each case plus the Applicable Rate
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																		0.40%						0.30%
Prime Rate																										3.50%
LIBOR																									0.30%
Line of Credit Facility, Interest Rate at Period End	1.75%																1.75%									0.50%						2.00%	1.00%		2.50%	1.50%		1.10%	0.10%		1.75%	0.75%
Letters of Credit Outstanding, Amount	6,800,000																							6,800,000
Line Of Credit Facility Commitment Fee Percentage																															0.40%						0.20%
Line of Credit Facility, Covenant Terms																								The line of credit requires us to ensure that the total Restricted Payments (as defined in the credit agreement) made in the current quarter, when added to the total for the three preceding fiscal quarters, does not exceed 90% of Adjusted Total EBITDA (as defined in the credit agreement), for the four preceding fiscal quarters. Restricted Payments include quarterly dividends and the total amount of shares repurchased by us, if any, in excess of $10.0 million per year. In addition to placing limitations on dividend distributions and share repurchases, the credit agreement stipulates six financial covenants that require us to maintain the following ratios and benchmarks at the end of each quarter (the quoted variables are specifically defined in the credit facility agreement): (i) a “maximum leverage” ratio, which requires us to maintain a ratio for “total outstanding indebtedness” to “total value” of 60% or less; (ii) a “maximum secured debt” ratio, which requires us to maintain a ratio for “total secured outstanding indebtedness” (inclusive of permitted “indebtedness of subsidiaries”) to “total value” of 40% or less; (iii) a “minimum combined equity value,” which requires us to maintain a “total value” less “total outstanding indebtedness” of at least $850.0 million. This amount must be adjusted in the event of any securities offering by adding 80% of the “fair market value of all net offering proceeds;” (iv) a “minimum fixed charge coverage ratio,” which requires us to maintain a ratio for “adjusted total EBITDA” to “fixed charges” of 1.40 to 1.00; (v) a “minimum unsecured interest coverage ratio,” which requires us to maintain a ratio of “unencumbered property NOI plus unencumbered management EBITDA” to “interest expense on total unsecured outstanding indebtedness of 2.00 to 1.00; and (vi) a limitation on “recourse indebtedness,” which prohibits us from incurring additional secured indebtedness other than “non-recourse indebtedness” or indebtedness that is recourse to us that exceeds $75.0 million or 5% of the “total value,” whichever is greater.
Debt Instrument, Covenant Compliance	We were in compliance with these covenants at March 31, 2012																							We were in compliance with these covenants at December 31, 2011
Line of Credit, Unused Borrowing Capacity, Amount	183,600,000																							210,000,000
Line Of Credit, Financing Costs for Modifications																								6,700,000
Long-term Line of Credit	248,160,000	233,160,000		141,750,000
Credit Facility For Proposed Merger		175,000,000
Mortgage Loans on Real Estate [Line Items]
Carrying Value Of Collaterial Mortgage Loans	456,800,000	458,600,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range					3.10%	3.10%	2.00%	2.80%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range					7.80%	7.80%	7.30%	7.30%
Debt Instrument, Maturity Date Range, Start	2012	2012
Debt Instrument, Maturity Date Range, End	2025	2025
Noncash or Part Noncash Acquisition, Debt Assumed		87,600,000													88,700,000
Nonrecourse Mortgage Fair Value									87,600,000
Purchase Accounting Adjustment On Debt															1,100,000
Long-term Debt, Weighted Average Interest Rate										5.10%	5.50%	6.70%	6.30%	7.00%	5.80%
Debt Instrument, Term										10.4	10	8.2	8.5	10	8.3
Repayments of Debt									10,500,000					28,000,000
Mortgage Loans on Real Estate, New Mortgage Loans									11,900,000	29,000,000	35,000,000	4,600,000	17,100,000	25,000,000		24,000,000
Noncontrolling Interest In Mortgage Loans												2,800,000	8,200,000
Gain On Extinguishment of Debt														7,000,000
Carrying amount of debt extinguished														35,000,000
Noncontrolling Interest In Gain On Extinguishment Of Debt														$ 4,200,000
Derivative, Description of Variable Rate Basis											LIBOR
Spread											2.50%
Joint Ventures Ownership Percentage			60.00%
Ownership Interest in entity			100.00%

Debt (Scheduled Debt Principal Payments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long Term Debt By Maturity [Abstract]
2012	$ 35,206	$ 37,518
2013	9,193	9,131
2014	261,146	246,081
2015	49,315	49,160
2016	58,433	58,167
Thereafter through 2025	190,588	190,357
Unamortized discount	(999)	(1,045)
Total Scheduled Debt Principal Payments	$ 602,882	$ 589,369

Equity (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2003
Distributions Payable [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.565	$ 0.563	$ 0.56	$ 0.55	$ 0.512	$ 0.51	$ 0.508	$ 0.506	$ 0.504		$ 2.19	$ 2.03	$ 2
Distribution Paid Date		2012-01				2011-01					2012-01	2011-01
Dividends Payable Record Date											Dec 31, 2011	Dec 31, 2010
Redeemable Noncontrolling Interests [Abstract]
Balance - beginning of period	$ 7,700,000			$ 6,920,000	$ 7,546,000				$ 7,692,000	$ 7,700,000	$ 7,546,000	$ 7,692,000	$ 18,085,000
Noncontrolling Interest, Change in Redemption Value											(455,000)	(471,000)	6,773,000
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	(43,000)	682,000	637,000	1,000	603,000	595,000	106,000	417,000	175,000		1,923,000	1,293,000	2,258,000
Minority Interest Decrease From Distributions To Redeemable Noncontrolling Interest Holders	(816,000)				(545,000)						(1,309,000)	(956,000)	(4,056,000)
Minority Interest Decrease From Redemptions Of Redeemable Noncontrolling Interests													(15,380,000)
Foreign Currency Translation Adjustment Attributable To Redeemable Noncontrolling Interests	9,000				7,000						(5,000)	(12,000)	12,000
Balance - end of period	6,929,000	7,700,000			6,920,000	7,546,000					7,700,000	7,546,000	7,692,000	18,085,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															1,500,000
Tax Benefit from Stock Options Exercised												(1,637,000)	4,817,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross										168,900					1,500,000
Percent Ownership In Subsidary By Officers													7.70%	23.00%	13.00%
Share Based Compensation Awards Vesting Period															five years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											(449,660)	(399,507)	(201,701)	1,500,000
Stock Issued During Period, Value, Share-based Compensation, Gross															2,500,000
Full Vesting Date															31-Dec-07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 27.71				$ 22.26					$ 27.71	$ 22.26	$ 22.29	$ 1
Accumulated Other Comprehensive Income [Abstract]
Unrealized gain on marketable securities		37,000				48,000					37,000	48,000
Unrealized loss on derivative instruments		(5,246,000)				(1,658,000)					(5,246,000)	(1,658,000)
Foreign currency translation adjustment		(3,298,000)				(1,853,000)					(3,298,000)	(1,853,000)
Accumulated other comprehensive Income (loss)	(5,976,000)	(8,507,000)				(3,463,000)					(8,507,000)	(3,463,000)
Earnings Per Share [Abstract]
Net income attributable to W. P. Carey members	12,290,000	9,091,000	25,202,000	81,443,000	23,343,000	19,781,000	16,346,000	23,432,000	14,413,000		139,079,000	73,972,000	69,023,000
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191,000)				(234,000)						(2,130,000)	(440,000)	(1,127,000)
Net Income - Basic	12,099,000				23,109,000						136,949,000	73,532,000	67,896,000
Dilutive Securities	(24,000)				335,000						0	724,000	1,250,000
Net Income - Diluted	12,075,000				23,444,000						136,949,000	74,256,000	69,146,000
Basic	40,037,496				39,738,207						39,819,475	39,514,746	39,019,709
Effect of dilutive securities	450,156				504,499						278,620	493,148	693,026
Diluted	40,487,652				40,242,706						40,098,095	40,007,894	39,712,735
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					321,290						207,258	247,750	485,408
Stock Issued During Period, Shares, Restricted Stock Award, Gross										168,900					1,500,000
Stock Issued During Period Shares Performance Stock Award Gross										282,400
December Repurchase Plan [Member]
Stock Repurchase Plan [Line Items]
Stock Repurchase Plan Description														In December 2008, the Executive Committee of our board of directors (the “Executive Committee”) approved a program to repurchase up to $10.0 million of our common stock through March 4, 2009 or the date the maximum was reached, if earlier.
Stock Repurchased During Period Value														9,300,000
Stock Repurchase Program, Authorized Amount														10,000,000
March Repurchase Plan [Member]
Stock Repurchase Plan [Line Items]
Stock Repurchase Plan Description													In March 2009, the Executive Committee approved an additional program to repurchase up to $3.5 million of our common stock through March 27, 2009 or the date the maximum was reached, if earlier.
Stock Repurchased During Period Value													2,800,000
Stock Repurchase Program, Authorized Amount													$ 3,500,000

Stock Based and Other Compensation (Narratives) (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2003
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 5,200,000				$ 2,500,000						$ 17,800,000	$ 7,400,000	$ 9,300,000
Allocated Share Based Compensation Expense Performance Share Units											4,500,000
Forfeitures of shares - value											(274,000)	(1,517,000)	(77,000)
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	2,300,000				1,100,000						7,800,000	3,300,000	4,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms											In June 2009, our shareholders approved the 2009 Share Incentive Plan (the “2009 Incentive Plan”) to replace the 1997 Incentive Plan, except with respect to outstanding contractual obligations under the 1997 Incentive Plan, so that no further awards can be made under that plan.
Stock Issued During Period, Shares, Restricted Stock Award, Gross										168,900				1,500,000
Stock Issued During Period Shares Performance Stock Award Gross										282,400
Share Based Compensation Expected To Be Recognized	27,800,000										47,900,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	1,600,000										15,700,000	5,700,000	4,200,000
Deferred Compensation Equity	(7,691,000)	(7,063,000)				(10,511,000)					(7,063,000)	(10,511,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value											4,600,000	2,800,000	1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		24,400,000									24,400,000
Weighted Average Remaining Contractual Term											2.3
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options											1,200,000	3,700,000	1,500,000
Severance Costs											400,000	1,100,000	1,700,000
Share Based Compensation Awards Vesting Period														five years
Earnings Per Share [Abstract]
Net income attributable to W. P. Carey members	12,290,000	9,091,000	25,202,000	81,443,000	23,343,000	19,781,000	16,346,000	23,432,000	14,413,000		139,079,000	73,972,000	69,023,000
Amount Of Dilutive Securities Stock Options And Restrictive Stock Units	(191,000)				(234,000)						(2,130,000)	(440,000)	(1,127,000)
Net Income - Basic	12,099,000				23,109,000						136,949,000	73,532,000	67,896,000
Dilutive Securities	(24,000)				335,000						0	724,000	1,250,000
Net Income - Diluted	12,075,000				23,444,000						136,949,000	74,256,000	69,146,000
Basic	40,037,496				39,738,207						39,819,475	39,514,746	39,019,709
Effect of dilutive securities	450,156				504,499						278,620	493,148	693,026
Diluted	40,487,652				40,242,706						40,098,095	40,007,894	39,712,735
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					321,290						207,258	247,750	485,408
Incentive Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		6,200,000									6,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs. Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments
Stock Issued During Period, Shares, Restricted Stock Award, Gross													126,050
Stock Issued During Period Shares Performance Stock Award Gross													152,000
Share Based Compensation Awards Vesting Period											four equal annual installments
Incentive Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		3,600,000									3,600,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares											1,102,605
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights.
Stock Issued During Period, Shares, Restricted Stock Award, Gross											524,550	140,050
Stock Issued During Period Shares Performance Stock Award Gross											291,600	159,250
Director Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		300,000									300,000
Share-based Compensation Arrangement by Share-based Payment Award, Description											The 1997 Directors’ Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares. Options granted under the 1997 Directors’ Plan have a 10-year term and vest generally over three years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date											October 2017
Share Based Compensation Awards Vesting Period											three years
Director Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		325,000									325,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares											64,905
Maximum Value Of Share Based Payment Award Per Nonemployee Director											50,000
Revised Maximum Value Of Share Based Payment Award Per Nonemployee Director											70,000
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition											600,000	200,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		10.00%									10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date											85.00%
Profit Sharing Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense											3,800,000	3,300,000	3,300,000
Deferred Compensation Arrangement with Individual, Maximum Contractual Term											Our board of directors can authorize contributions to a maximum of 15% of an eligible participant’s compensation, limited to less than $0.1 million annually per participant
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value											6,900,000	5,000,000	7,200,000
Partnership Equity Unit Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Description											During 2003, we adopted a non-qualified deferred compensation plan (the “Partnership Equity Plan”, or “PEP”) under which a portion of any participating officer’s cash compensation in excess of designated amounts was deferred and the officer was awarded Partnership Equity Plan Units (“PEP Units”). The value of each PEP Unit was intended to correspond to the value of a share of the CPA® REIT designated at the time of such award. During 2005, further contributions to the initial PEP were terminated and it was succeeded by a second PEP. As amended, payment under these plans will occur at the earlier of December 16, 2013 (in the case of the initial PEP) or twelve years from the date of award. The award is fully vested upon grant. Each of the PEPs is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation and subject to liability award accounting. The value of each PEP Unit will be adjusted to reflect the underlying appraised value of the designated CPA® REIT. Additionally, each PEP Unit will be entitled to distributions equal to the distribution rate of the CPA® REIT. All issuances of PEP Units, changes in the fair value of PEP Units and distributions paid are included in our compensation expense. Further contributions to the second PEP were terminated at December 31, 2007; however, this termination did not affect any awardees’ rights pursuant to awards granted under this plan. In December 2008, participants in the PEPs were required to make an election to either (i) remain in the PEPs, (ii) receive cash for their PEP Units (available to former employees only) or (iii) convert their PEP Units to fully vested RSUs (available to current employees only) to be issued under the 1997 Incentive Plan on June 15, 2009. Substantially all of the PEP participants elected to receive cash or convert their existing PEP Units to RSUs.
Deferred Compensation Arrangement with Individual, Compensation Expense											100,000	100,000	200,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued											2,000,000
Deferred Compensation Arrangement with Individual, Recorded Liability		9,300,000									9,300,000
Deferred Compensation Arrangement with Individual, Shares Issued											108,441	356,416
Deferred Compensation Arrangement with Individual, Requisite Service Period											two years
Deferred Compensation Equity		2,800,000									2,800,000
Deferred Compensation Liability, Current and Noncurrent		700,000									700,000
Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Forfeitures of shares - value												$ 2,000,000
Employment Contracts [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	78,000										340,000
Stock Issued During Period Shares Performance Stock Award Gross	42,000										100,000
Not Issued [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	20,000										20,000
Annual Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	168,900
Stock Issued During Period Shares Performance Stock Award Gross	162,400
Special Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	120,000
Issued [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross	100,000

Stock Based and Other Compensation (Option and warrant activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 quantity	Dec. 31, 2010 quantity	Dec. 31, 2009 quantity	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding at the beginning of year	1,699,701	2,255,604	2,543,239
Exercised	(449,660)	(399,507)	(201,701)	1,500,000
Shares forfeited / expired	(42,000)	(156,396)	(85,934)
Shares outstanding at the end of year	1,208,041	1,699,701	2,255,604	2,543,239
Shares vested and expected to vest at end of year	1,194,123
Shares exercisable at end of year	959,779	1,231,683	2,220,902
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at beginning of year	$ 28.57	$ 27.55	$ 27.16
Exercised	$ 27.71	$ 22.26	$ 22.29	$ 1
Forfeited / Expired	$ 32.85	$ 30.24	$ 28.46
Outstanding at end of year	$ 28.73	$ 28.57	$ 27.55	$ 27.16
Weighted average remaining contractual term	3.29
Aggregate Intrinsic Value	$ 14,582,357
Vested and expected to vest at end of year - weighted average exercise price	$ 28.81
Vested and expected to vest at end of year - weighted average remaining contractual term	3.29	4.26	4.8
Vested and expected to vest at end of year - aggregate intrinsic value	14,484,260
Exercisable at end of year - weighted average exercise price	$ 28.36	$ 27.86	$ 27.5
Exercisable at end of year - weighted average remaining contractual term	2.95
Exercisable at end of year - aggregate intrinsic value	$ 12,073,268

Stock Based and Other Compensation (Nonvested restricted stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Nonvested	263,820	381,878	454,452
Shares Granted	541,890	156,682	159,362
Shares Vested	(162,437)	(175,225)	(194,741)
Shares Forfeited	(18,480)	(99,515)	(37,195)
Shares Nonvested	624,793	263,820	381,878
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Nonvested	$ 28.42	$ 28.87	$ 30.5
Granted	$ 34.65	$ 28.34	$ 23.97
Vested	$ 30.48	$ 28.58	$ 29.77
Forfeited	$ 29.32	$ 29.75	$ 23
Adjustment		$ 0	$ 0
Nonvested	$ 33.26	$ 28.42	$ 28.87
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares Nonvested	243,994	170,375	90,469
Shares Granted	291,600	159,250	152,000
Shares Vested	(48,925)	0	0
Shares Forfeited	(14,055)	(65,725)	(20,625)
Shares Adjustment	200,814	(19,906)	(51,469)
Shares Nonvested	673,428	243,994	170,375
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Nonvested	$ 36.18	$ 32.33	$ 37.88
Granted	$ 46.66	$ 36.16	$ 30.42
Vested	$ 39.78	$ 0	$ 0
Forfeited	$ 42.14	$ 36.26	$ 32.33
Adjustment	$ 22.65	$ 28.49	$ 26.5
Nonvested	$ 36.3	$ 36.18	$ 32.33

Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interests [Abstract]
Balance - beginning of period	$ 7,700			$ 6,920	$ 7,546				$ 7,692	$ 7,546	$ 7,692	$ 18,085
Redemption value adjustment	79				(691)					455	471	(6,773)
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	(43)	682	637	1	603	595	106	417	175	1,923	1,293	2,258
Minority Interest Decrease From Distributions To Redeemable Noncontrolling Interest Holders	(816)				(545)					(1,309)	(956)	(4,056)
Foreign Currency Translation Adjustment Attributable To Redeemable Noncontrolling Interests	9				7					(5)	(12)	12
Balance - end of period	6,929	7,700			6,920	7,546				7,700	7,546	7,692
Statement [Line Items]
Balance - beginning of period	716,402				665,474				632,408	665,474	632,408	646,335
Cash proceeds on issuance of shares, net - value										1,488	3,724	1,507
Contributions										3,223	14,261	2,947
Redemption value adjustment	79				(691)					455	471	(6,773)
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293					2,569	2,354	143
Share-based Compensation	5,261				2,451					17,716	7,082	9,336
Distributions										(88,055)	(81,299)	(90,475)
Shares repurchased										(4,761)	(2,317)	(11,759)
Net Income Loss, Excluding Redeemable Noncontrolling Interest										137,215	73,658	68,310
Balance - end of period	717,990	716,402				665,474				716,402	665,474	632,408
Parent [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	(79)				691					455	471	(6,773)
Statement [Line Items]
Balance - beginning of period	682,581				625,013				625,633	625,013	625,633	640,103
Cash proceeds on issuance of shares, net - value	4,249									1,488	3,724	1,507
Contributions	0				0							102
Redemption value adjustment	(79)				691					455	471	(6,773)
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293					2,569	2,354	143
Share-based Compensation	5,261				2,451
Distributions	(23,330)				(20,418)					(88,055)	(81,299)	(90,475)
Shares repurchased	(4,305)				(2,860)					(4,761)	(2,317)	(11,759)
Change In Other Comprehensive Income	2,531				5,764
Net Income Loss, Excluding Redeemable Noncontrolling Interest	12,290				23,343					139,079	73,972	69,023
Balance - end of period	683,795	682,581			634,277	625,013				682,581	625,013	625,633
Noncontrolling Interest [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	0				0
Statement [Line Items]
Balance - beginning of period	33,821				40,461				6,775	40,461	6,775	6,232
Cash proceeds on issuance of shares, net - value	0
Contributions	750				617					3,223	14,261	2,845
Redemption value adjustment	0				0
Excess Tax Benefit from Share-based Compensation, Financing Activities	0				0
Share-based Compensation	0				0
Distributions	(181)				(887)
Shares repurchased	0				0
Change In Other Comprehensive Income	383				911
Net Income Loss, Excluding Redeemable Noncontrolling Interest	(578)				(330)					(1,864)	(314)	(713)
Balance - end of period	34,195	33,821			40,772	40,461				33,821	40,461	6,775
Total Equity [Member]
Redeemable Noncontrolling Interests [Abstract]
Redemption value adjustment	(79)				691
Statement [Line Items]
Balance - beginning of period	716,402				665,474					665,474
Cash proceeds on issuance of shares, net - value	4,249
Contributions	750				617
Redemption value adjustment	(79)				691
Excess Tax Benefit from Share-based Compensation, Financing Activities	4,597				293
Share-based Compensation	5,261				2,451
Distributions	(23,511)				(21,305)
Shares repurchased	(4,305)				(2,860)
Change In Other Comprehensive Income	2,914				6,675
Net Income Loss, Excluding Redeemable Noncontrolling Interest	11,712				23,013
Balance - end of period	$ 717,990				$ 675,049

Income Taxes (Provision for income taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal
Current			$ 17,834	$ 17,737	$ 19,796
Deferred			6,867	(2,409)	(6,388)
Total			24,701	15,328	13,408
State, Local and Foreign
Current			10,545	12,243	12,713
Deferred			1,968	(1,756)	(3,337)
Total			12,513	10,487	9,376
Total Provision	$ 1,695	$ 7,567	$ 37,214	$ 25,815	$ 22,784

Income Taxes (Deferred income taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets [Abstract]
Unearned and deferred compensation	$ 12,598	$ 14,937
Other	3,465	82
Deferred Tax Assets, Gross, Total	16,063	15,019
Receivables from affiliates	14,378	14,290
Investments	45,812	35,267
Other	0	755
Deferred Income Tax Liabilities, Total	60,190	50,312
Deferred Tax Liabilities Net	$ (44,127)	$ (35,293)

Income Taxes (Difference between tax provision and tax benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Pretax Income From Taxable Subsidiaries			$ 78,561	$ 49,253	$ 41,943
Federal provision at statutory tax rate (35%)			27,496	17,238	14,680
State and local taxes, net of federal benefit			7,409	4,303	4,246
Amortization of intangible assets			486	854	855
Other			286	272	101
Tax provision - taxable subsidiaries			35,677	22,667	19,882
Other state, local and foreign taxes			1,537	3,148	2,902
Total Provision	$ 1,695	$ 7,567	$ 37,214	$ 25,815	$ 22,784
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax rate - Federal			35.00%	35.00%	35.00%
Income tax rate - State and local			9.40%	8.70%	10.10%
Income tax rate - Amortization of intangible assets			0.60%	1.70%	2.00%
Income tax rate - Other			0.40%	0.60%	0.30%
Income tax rate - Total			45.40%	46.00%	47.40%

Income Taxes (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Accrued Income Taxes			$ 700,000	$ 6,100,000
Deferred Tax Liabilities Net			(44,127,000)	(35,293,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				600,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued				100,000
Open Tax Years by Major Tax Jurisdiction	2008 through 2012		2008 through 2011
Provision for income taxes	$ 1,695,000	$ 7,567,000	$ 37,214,000	$ 25,815,000	$ 22,784,000

Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operation Additional Disclosures [Abstract]
Revenues	$ 726,000	$ 1,833,000	$ 7,039,000	$ 10,145,000	$ 16,697,000
Expenses	(609,000)	(1,078,000)	(4,642,000)	(5,771,000)	(8,825,000)
Gain on deconsolidation of a subsidiary			1,008,000	0	0
(Loss) gain on sale of real estate	(181,000)	781,000	(3,391,000)	460,000	7,701,000
Impairment charges	(2,425,000)	0	(6,722,000)	(14,241,000)	(6,908,000)
(Loss) income from discontinued operations	(2,489,000)	1,536,000	(6,708,000)	(9,407,000)	8,665,000
Real Estate Properties Sold [Line Items]
Net Selling Price	2,400,000	9,200,000	12,500,000	14,600,000	43,500,000
Number Of Real Estate Properties Sold	two	two	seven	seven	five
(Loss) gain on sale of real estate	(181,000)	781,000	(3,391,000)	460,000	7,701,000
Impairment Charge Recognized	2,400,000
Net investments in properties, attributable to deconsolidated subsidiary	597,878,000		621,182,000	548,131,000
Impairment charges included in discontinued operations	2,425,000	0	6,722,000	14,241,000	6,908,000
Impairment Recognized in 2009 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized				6,000,000	900,000
Impairment Recognized In 2010 [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges		(2,300,000)
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			2,700,000	5,900,000
Impairment charges included in discontinued operations		2,300,000
Impairment Recognized in 2008 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized					500,000
Impairment Recognized in 2007 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized					600,000
Deconsolidation Financials [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			5,600,000
Net investments in properties, attributable to deconsolidated subsidiary			5,300,000
Non recourse debt of deconsolidated subsidiary			6,300,000
Impairment Recognized in 2011 [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges	(800,000)
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	800,000
Impairment charges included in discontinued operations	800,000
Assets Held-for-sale [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges		(5,800,000)
Real Estate Properties Sold [Line Items]
Net Selling Price	13,200,000	13,200,000
Impairment Charge Recognized	5,800,000
Impairment charges included in discontinued operations		$ 5,800,000

Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information Profit Loss [Abstract]
Revenues	$ 69,409	$ 75,919	$ 331,641	$ 265,425	$ 223,898
Operating expenses	(61,006)	(49,328)	(212,299)	(173,194)	(147,244)
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other, net	15,416	7,099	85,579	32,688	20,950
Provision for income taxes	(1,695)	(7,567)	(37,214)	(25,815)	(22,784)
Income (Loss) from Continuing Operations Attributable to Parent, Total	14,779	21,807	145,787	83,379	60,358
Lease Revenues	17,653	13,872	65,438	55,452	54,081
Income from Equity Method Investments	13,986	6,216	51,228	30,992	13,425
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,199,713		1,220,524	950,705
Total Assets	1,458,986		1,462,623	1,172,326
Reimbursed costs from affiliates	18,737	17,719	64,829	60,023	47,534
Percentage Of Total Investment In Reit			23.00%
InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Lease Revenues	2,563	1,999
Income from Equity Method Investments	1,539	1,523
Total Revenue And Income	4,102	3,522
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	67,667
Asset Management [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues	45,764	56,764	242,647	191,890	155,119
Operating expenses	(44,060)	(38,923)	(157,544)	(133,682)	(110,160)
Other, net	10,077	2,716	23,866	7,026	7,913
Provision for income taxes	(622)	(7,380)	(34,971)	(23,661)	(21,813)
Income (Loss) from Continuing Operations Attributable to Parent, Total	11,159	13,177	73,998	41,573	31,059
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	2,315		2,593	3,730
Total Assets	139,865		128,557	123,921
Real Estate Investment [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues	23,645	19,155	88,994	73,535	68,779
Operating expenses	(16,946)	(10,405)	(54,755)	(39,512)	(37,084)
Interest expense	(7,345)	(4,316)	(21,920)	(15,725)	(14,462)
Other, net	5,339	4,383	61,713	25,662	13,037
Provision for income taxes	(1,073)	(187)	(2,243)	(2,154)	(971)
Income (Loss) from Continuing Operations Attributable to Parent, Total	3,620	8,630	71,789	41,806	29,299
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,197,398		1,217,931	946,975
Total Assets	1,319,121		1,334,066	1,048,405
Real Estate Investment [Member] | InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues			9,729	7,706	7,973
Operating expenses			(4,859)	(3,742)	(2,419)
Interest expense			(1,695)	(1,742)	(2,051)
Other, net			6,176	3,943	5,789
Provision for income taxes			(108)	(30)	(963)
Income (Loss) from Continuing Operations Attributable to Parent, Total			9,243	6,135	8,329
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets			66,086	69,126	47,911
Total Assets			75,522	82,987	64,865
Real Estate Investment [Member] | Domastic Properties [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues			79,265	65,829	60,806
Operating expenses			(49,896)	(35,770)	(34,665)
Interest expense			(20,225)	(13,983)	(12,411)
Other, net			55,537	21,719	7,248
Provision for income taxes			(2,135)	(2,124)	(8)
Income (Loss) from Continuing Operations Attributable to Parent, Total			62,546	35,671	20,970
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets			1,151,845	877,849	836,549
Total Assets			$ 1,258,544	$ 965,418	$ 900,431

Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Revenues		$ 61,947	$ 76,973	$ 116,776	$ 75,945	$ 80,062	$ 56,927	$ 67,904	$ 60,532
Operating Expenses		51,790	57,674	53,507	49,328	48,192	40,947	42,342	41,713
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	11,669	9,204	25,258	81,060	23,616	20,557	16,371	23,721	14,302	139,138	74,951	70,568
Add: Net loss (income) attributable to noncontrolling interests	578	569	581	384	330	(181)	81	128	286	1,864	314	713
Less: Net loss (income) attributable to redeemable noncontrolling interest	43	(682)	(637)	(1)	(603)	(595)	(106)	(417)	(175)	(1,923)	(1,293)	(2,258)
Net income attributable to W. P. Carey members	12,290	9,091	25,202	81,443	23,343	19,781	16,346	23,432	14,413	139,079	73,972	69,023
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ 0.3	$ 0.22	$ 0.62	$ 2.02	$ 0.58	$ 0.5	$ 0.41	$ 0.59	$ 0.36	$ 3.44	$ 1.86	$ 1.74
Earnings Per Share, Diluted	$ 0.3	$ 0.23	$ 0.62	$ 1.99	$ 0.58	$ 0.5	$ 0.41	$ 0.59	$ 0.36	$ 3.42	$ 1.86	$ 1.74
Distribution Declared Per Share	$ 0.565	$ 0.563	$ 0.56	$ 0.55	$ 0.512	$ 0.51	$ 0.508	$ 0.506	$ 0.504	$ 2.19	$ 2.03	$ 2
Incentive Termination And Subordinated Disposition Revenue										$ 52,515	$ 0	$ 0

Subsequent Events (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 property quantity	Mar. 31, 2011	Dec. 31, 2011 quantity	Dec. 31, 2010	Dec. 31, 2009
Real Estate Properties Sold [Line Items]
Number Of Real Estate Properties Sold	two	two	seven	seven	five
Net Selling Price	$ 2,400,000	$ 9,200,000	$ 12,500,000	$ 14,600,000	$ 43,500,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(181,000)	781,000	(3,391,000)	460,000	7,701,000
Change in income from continuing operations			4,500,000	(1,900,000)	(2,000,000)
Percent changed in income from continuing operations			3.00%	2.00%	3.00%
Impairment Charge Recognized	2,400,000
LLC And CPA 15 Merger [Abstract]
Shareholder Cash Option Arising From Proposed Merger	$ 1.25		$ 1.25
Shareholder Share Option Available From Proposed Merger	0.2326		0.2326
Number Of Properties In Proposed Merger	313		315
Weighted Average Remaining Life Of Properties In Proposed Merger	10.1		10.4
Base Rent Of Properties In Proposed Merger	226,800,000		223,000,000
Number of Variable Rate Debt Assumed	8		7
Number Of Fixed Rate Debt Assumed	72		74
Credit Facility For Proposed Merger			175,000,000
Fair Value Of Debt Assumed In Proposed Merger		1,200,000,000	1,200,000,000
Weighted Average Interest Rate Of Debt Assumed	5.70%		5.70%
Revenue Earned From Proposed Merger Entity	6,300,000		26,000,000
Equity Earnings From Proposed Merger Entity	1,100,000		3,400,000
Per Share Market Price To Liquidating Shareholders	$ 45.07		$ 45.07
Net Asset Value Of Per Share Received By Liquidating Shareholders	$ 11.73		$ 11.73
Proposed Merger Consideration Liquidating Amount	151,800,000		151,800,000
Shares Issued To Proposed Merger Liquidating Shareholders	28,241,000		28,241,000
Shares Outstanding From Proposed Merger Entity	131,566,206		131,566,206
Shares Owned By Parent	10,153,074		10,153,074
Properties Sold [Member]
Real Estate Properties Sold [Line Items]
Net Selling Price	13,200,000
Impairment Charge Recognized	800,000
Held For Sale [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	$ 5,800,000

Real Estate and ACCUMULATED DEPRECIATION (Narratives) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate, Federal Income Tax Basis	$ 824.3

Real Estate and ACCUMULATED DEPRECIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 quantity
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	$ 57,384
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Office and industrial facilities [Member] | Doraville, GA [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	286,216
Initial Cost to Company
Land	120,905
Buildings	526,762
Increase (Decrease) in Net Investments	(58,569)
Gross Amount at which Carried at Close of Period
Land	111,483
Buildings	534,999
Total	646,482
Accumulated Depreciation	118,054
Property Subject to Operating Lease [Member] | Office Building [Member] | Broomfield CO [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Broomfield, CO
Encumbrances	0
Initial Cost to Company
Land	248
Buildings	2,538
Costs Capitalized Subsequent to Acquisition	4,844
Increase (Decrease) in Net Investments	(1,784)
Gross Amount at which Carried at Close of Period
Land	2,928
Buildings	2,918
Total	5,846
Accumulated Depreciation	1,143
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Beaumont, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Beaumont, TX
Encumbrances	0
Initial Cost to Company
Land	164
Buildings	2,344
Costs Capitalized Subsequent to Acquisition	967
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	164
Buildings	3,311
Total	3,475
Accumulated Depreciation	1,323
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Bridgeton, MO
Encumbrances	0
Initial Cost to Company
Land	842
Buildings	4,762
Costs Capitalized Subsequent to Acquisition	1,627
Increase (Decrease) in Net Investments	71
Gross Amount at which Carried at Close of Period
Land	842
Buildings	6,460
Total	7,302
Accumulated Depreciation	1,272
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Milton,VT [Member]
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	0
Gross Amount at which Carried at Close of Period
Land	220
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office Building [Member] | Bloomingdale, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Bloomingdale, IL
Encumbrances	0
Initial Cost to Company
Land	1,075
Buildings	11,453
Costs Capitalized Subsequent to Acquisition	1,050
Increase (Decrease) in Net Investments	(4,934)
Gross Amount at which Carried at Close of Period
Land	520
Buildings	8,124
Total	8,644
Accumulated Depreciation	4,160
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Irving and Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in Irving and Houston, TX
Encumbrances	8,508
Initial Cost to Company
Land	9,795
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	9,795
Buildings	0
Total	9,795
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office Building [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Houston, TX
Encumbrances	4,360
Initial Cost to Company
Land	3,260
Buildings	22,574
Costs Capitalized Subsequent to Acquisition	1,628
Increase (Decrease) in Net Investments	(5,947)
Gross Amount at which Carried at Close of Period
Land	2,522
Buildings	18,993
Total	21,515
Accumulated Depreciation	6,449
Date Acquired	Jun. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Rio Rancho, NM [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Rio Rancho, NM
Encumbrances	8,418
Initial Cost to Company
Land	1,190
Buildings	9,353
Costs Capitalized Subsequent to Acquisition	1,316
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,467
Buildings	10,392
Total	11,859
Accumulated Depreciation	3,333
Date Acquired	Jul. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Vacant office facility in Moorestown, NJ
Encumbrances	0
Initial Cost to Company
Land	351
Buildings	5,981
Costs Capitalized Subsequent to Acquisition	937
Increase (Decrease) in Net Investments	43
Gross Amount at which Carried at Close of Period
Land	351
Buildings	6,961
Total	7,312
Accumulated Depreciation	2,689
Date Acquired	Feb. 1999
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Norcross, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Norcross, GA
Encumbrances	28,752
Initial Cost to Company
Land	5,200
Buildings	25,585
Costs Capitalized Subsequent to Acquisition	11,822
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,200
Buildings	37,407
Total	42,607
Accumulated Depreciation	11,392
Date Acquired	Jun. 1999
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Tours, France [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Tours, France
Encumbrances	5,572
Initial Cost to Company
Land	1,034
Buildings	9,737
Costs Capitalized Subsequent to Acquisition	323
Increase (Decrease) in Net Investments	3,868
Gross Amount at which Carried at Close of Period
Land	1,421
Buildings	13,541
Total	14,962
Accumulated Depreciation	3,730
Date Acquired	Sep. 2000
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Illkirch, France [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Illkirch, France
Encumbrances	14,098
Initial Cost to Company
Land	0
Buildings	18,520
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	8,555
Gross Amount at which Carried at Close of Period
Land	0
Buildings	27,075
Total	27,075
Accumulated Depreciation	7,971
Date Acquired	Dec. 2001
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Venice, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office buildings in Venice, CA
Encumbrances	24,000
Initial Cost to Company
Land	2,032
Buildings	10,152
Costs Capitalized Subsequent to Acquisition	13,160
Increase (Decrease) in Net Investments	1
Gross Amount at which Carried at Close of Period
Land	2,032
Buildings	23,313
Total	25,345
Accumulated Depreciation	1,918
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in San Diego, CA
Encumbrances	0
Initial Cost to Company
Land	4,647
Buildings	19,712
Costs Capitalized Subsequent to Acquisition	8
Increase (Decrease) in Net Investments	(5,530)
Gross Amount at which Carried at Close of Period
Land	3,399
Buildings	15,438
Total	18,837
Accumulated Depreciation	3,602
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Fort Worth, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Fort Worth, TX
Encumbrances	34,218
Initial Cost to Company
Land	4,600
Buildings	37,580
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,600
Buildings	37,580
Total	42,180
Accumulated Depreciation	1,801
Date Acquired	Feb. 2010
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Toledo, OH
Encumbrances	2,313
Initial Cost to Company
Land	224
Buildings	2,408
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	224
Buildings	2,408
Total	2,632
Accumulated Depreciation	903
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Erlanger, KY [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Distribution facilities and warehouses in Erlanger, KY
Encumbrances	9,323
Initial Cost to Company
Land	1,526
Buildings	21,427
Costs Capitalized Subsequent to Acquisition	2,966
Increase (Decrease) in Net Investments	141
Gross Amount at which Carried at Close of Period
Land	1,526
Buildings	24,534
Total	26,060
Accumulated Depreciation	8,681
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Raleigh, NC
Encumbrances	0
Initial Cost to Company
Land	1,638
Buildings	2,844
Costs Capitalized Subsequent to Acquisition	157
Increase (Decrease) in Net Investments	(2,554)
Gross Amount at which Carried at Close of Period
Land	828
Buildings	1,257
Total	2,085
Accumulated Depreciation	383
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	20
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Fort Lauderdale, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Fort Lauderdale, FL
Encumbrances	0
Initial Cost to Company
Land	1,893
Buildings	11,077
Costs Capitalized Subsequent to Acquisition	703
Increase (Decrease) in Net Investments	(8,449)
Gross Amount at which Carried at Close of Period
Land	1,173
Buildings	4,051
Total	5,224
Accumulated Depreciation	1,325
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Houston, TX
Encumbrances	0
Initial Cost to Company
Land	167
Buildings	885
Costs Capitalized Subsequent to Acquisition	68
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	167
Buildings	953
Total	1,120
Accumulated Depreciation	320
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Memphis, TN
Encumbrances	0
Initial Cost to Company
Land	1,051
Buildings	14,037
Costs Capitalized Subsequent to Acquisition	1,519
Increase (Decrease) in Net Investments	(3,418)
Gross Amount at which Carried at Close of Period
Land	807
Buildings	12,382
Total	13,189
Accumulated Depreciation	10,388
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	7
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | NewOrleans, LA; Memphis, TN and San Antonio, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in New Orleans, LA; Memphis, TN and San Antonio, TX
Encumbrances	0
Initial Cost to Company
Land	1,882
Buildings	3,973
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,882
Buildings	3,973
Total	5,855
Accumulated Depreciation	496
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	15
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Lenexa, KS; Winston-Salem, NC and Dallas, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC and Dallas, TX
Encumbrances	7,990
Initial Cost to Company
Land	1,860
Buildings	12,539
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	5
Gross Amount at which Carried at Close of Period
Land	1,860
Buildings	12,544
Total	14,404
Accumulated Depreciation	2,989
Date Acquired	Sep. 2002
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Birmingham, AL
Encumbrances	4,557
Initial Cost to Company
Land	1,256
Buildings	7,704
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,256
Buildings	7,704
Total	8,960
Accumulated Depreciation	1,404
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Mallorca, Spain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Mallorca, Spain
Encumbrances	0
Initial Cost to Company
Land	11,109
Buildings	12,636
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	1,693
Gross Amount at which Carried at Close of Period
Land	11,914
Buildings	13,524
Total	25,438
Accumulated Depreciation	535
Date Acquired	Jun. 2010
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Anchorage, AK and Commerce, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company
Land	4,905
Buildings	11,898
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	12
Gross Amount at which Carried at Close of Period
Land	4,905
Buildings	11,910
Total	16,815
Accumulated Depreciation	1,041
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Greenfield, In [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Greenfield, IN
Encumbrances	0
Initial Cost to Company
Land	2,807
Buildings	10,335
Costs Capitalized Subsequent to Acquisition	210
Increase (Decrease) in Net Investments	(8,383)
Gross Amount at which Carried at Close of Period
Land	967
Buildings	4,002
Total	4,969
Accumulated Depreciation	709
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Brewton, AL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in Montgomery and Brewton, AL
Encumbrances	0
Initial Cost to Company
Land	855
Buildings	6,762
Costs Capitalized Subsequent to Acquisition	143
Increase (Decrease) in Net Investments	(6,547)
Gross Amount at which Carried at Close of Period
Land	142
Buildings	1,071
Total	1,213
Accumulated Depreciation	759
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Drayton Plains, MI and Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in Drayton Plains, MI and Citrus Heights, CA
Encumbrances	0
Initial Cost to Company
Land	1,039
Buildings	4,788
Costs Capitalized Subsequent to Acquisition	165
Increase (Decrease) in Net Investments	193
Gross Amount at which Carried at Close of Period
Land	1,039
Buildings	5,146
Total	6,185
Accumulated Depreciation	920
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	35
Property Subject to Operating Lease [Member] | Retail Site [Member] | Bellevue, WA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Bellevue, WA
Encumbrances	8,533
Initial Cost to Company
Land	4,125
Buildings	11,812
Costs Capitalized Subsequent to Acquisition	393
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,494
Buildings	11,836
Total	16,330
Accumulated Depreciation	4,056
Date Acquired	Apr. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Jacksonville, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail facility in Jacksonville, FL
Encumbrances	0
Initial Cost to Company
Land	975
Buildings	6,980
Costs Capitalized Subsequent to Acquisition	20
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	975
Buildings	7,000
Total	7,975
Accumulated Depreciation	1,274
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Charlotte, NC [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail facilities in Charlotte, NC
Initial Cost to Company
Land	1,639
Buildings	10,608
Costs Capitalized Subsequent to Acquisition	171
Increase (Decrease) in Net Investments	25
Gross Amount at which Carried at Close of Period
Land	1,639
Buildings	10,804
Total	12,443
Accumulated Depreciation	2,108
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Wroclaw, Poland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Wroclaw, Poland
Encumbrances	8,242
Initial Cost to Company
Land	3,600
Buildings	10,306
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(2,200)
Gross Amount at which Carried at Close of Period
Land	3,238
Buildings	8,468
Total	11,706
Accumulated Depreciation	859
Date Acquired	Dec. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Hot Springs, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Hot Springs, AR
Encumbrances	0
Initial Cost to Company
Land	850
Buildings	2,939
Costs Capitalized Subsequent to Acquisition	2
Increase (Decrease) in Net Investments	(2,614)
Gross Amount at which Carried at Close of Period
Land	0
Buildings	1,177
Total	1,177
Accumulated Depreciation	215
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Land [Member] | Commerce, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Anchorage, AK and Commerce, CA
Property Subject to Operating Lease [Member] | Land [Member] | Glendora, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in Glendora, CA
Encumbrances	0
Initial Cost to Company
Land	1,135
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	17
Gross Amount at which Carried at Close of Period
Land	1,152
Buildings	0
Total	1,152
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Land [Member] | San Leandro, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in San Leandro, CA
Initial Cost to Company
Land	1,532
Gross Amount at which Carried at Close of Period
Land	1,532
Total	1,532
Date Acquired	Dec. 2006
Property Subject to Operating Lease [Member] | Land [Member] | Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas.
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas
Encumbrances	395
Initial Cost to Company
Land	9,382
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(172)
Gross Amount at which Carried at Close of Period
Land	9,210
Buildings	0
Total	9,210
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Fitness and recreational sports [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Fitness and recreational sports center in Austin, TX
Encumbrances	3,314
Initial Cost to Company
Land	1,725
Buildings	5,168
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,725
Buildings	5,168
Total	6,893
Accumulated Depreciation	922
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	28.5
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | King of Prussia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in King of Prussia, PA
Encumbrances	0
Initial Cost to Company
Land	1,219
Buildings	6,283
Costs Capitalized Subsequent to Acquisition	1,295
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,219
Buildings	7,578
Total	8,797
Accumulated Depreciation	2,461
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Pinconning, MS [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Pinconning, MS
Encumbrances	0
Initial Cost to Company
Land	32
Buildings	1,692
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	32
Buildings	1,692
Total	1,724
Accumulated Depreciation	592
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | San Fernando, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in San Fernando, CA
Encumbrances	8,020
Initial Cost to Company
Land	2,052
Buildings	5,322
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	152
Gross Amount at which Carried at Close of Period
Land	2,052
Buildings	5,474
Total	7,526
Accumulated Depreciation	1,906
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Milton,VT [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Milton, VT
Encumbrances	0
Initial Cost to Company
Land	220
Buildings	1,579
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Buildings	1,579
Total	1,799
Accumulated Depreciation	553
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Doraville, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Doraville, GA
Encumbrances	4,939
Initial Cost to Company
Land	3,288
Buildings	9,864
Costs Capitalized Subsequent to Acquisition	1,546
Increase (Decrease) in Net Investments	274
Gross Amount at which Carried at Close of Period
Land	3,287
Buildings	11,685
Total	14,972
Accumulated Depreciation	3,576
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Collierville, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX
Encumbrances	52,921
Initial Cost to Company
Land	3,490
Buildings	72,497
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(15,008)
Gross Amount at which Carried at Close of Period
Land	335
Buildings	60,644
Total	60,979
Accumulated Depreciation	1,969
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Chandler, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Chandler, AZ
Encumbrances	12,685
Initial Cost to Company
Land	5,035
Buildings	18,957
Costs Capitalized Subsequent to Acquisition	7,435
Increase (Decrease) in Net Investments	541
Gross Amount at which Carried at Close of Period
Land	5,035
Buildings	26,933
Total	31,968
Accumulated Depreciation	8,176
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Prophetstown, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Prophetstown, IL
Encumbrances	0
Initial Cost to Company
Land	70
Buildings	1,477
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(1,424)
Gross Amount at which Carried at Close of Period
Land	7
Buildings	116
Total	123
Accumulated Depreciation	27
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Industry, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Industry, CA
Encumbrances	0
Initial Cost to Company
Land	3,789
Buildings	13,164
Costs Capitalized Subsequent to Acquisition	1,380
Increase (Decrease) in Net Investments	318
Gross Amount at which Carried at Close of Period
Land	3,789
Buildings	14,862
Total	18,651
Accumulated Depreciation	4,172
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial and office facilities in San Diego, CA
Encumbrances	33,752
Initial Cost to Company
Land	7,247
Buildings	29,098
Costs Capitalized Subsequent to Acquisition	953
Increase (Decrease) in Net Investments	(5,514)
Gross Amount at which Carried at Close of Period
Land	4,761
Buildings	27,023
Total	31,784
Accumulated Depreciation	785
Date Acquired	May 2011
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Scottsdale, AZ
Encumbrances	1,306
Initial Cost to Company
Land	586
Buildings	46
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	586
Buildings	46
Total	632
Accumulated Depreciation	8
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Apopka, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Apopka, FL
Encumbrances	0
Initial Cost to Company
Land	362
Buildings	10,855
Costs Capitalized Subsequent to Acquisition	576
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	362
Buildings	11,431
Total	11,793
Accumulated Depreciation	2,001
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Sunnyvale, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Sunnyvale, CA
Encumbrances	0
Initial Cost to Company
Land	1,663
Buildings	3,571
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,663
Buildings	3,571
Total	5,234
Accumulated Depreciation	672
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	27
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Goshen, IN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Goshen, IN
Encumbrances	0
Initial Cost to Company
Land	239
Buildings	940
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	239
Buildings	940
Total	1,179
Accumulated Depreciation	86
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Direct Financing Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,405
Initial Cost to Company
Land	1,183
Buildings	63,359
Costs Capitalized Subsequent to Acquisition	9
Increase (Decrease) in Net Investments	(6,551)
Gross Amount at which Carried at Close of Period
Total	58,000
Direct Financing Lease [Member] | Office Building [Member] | Glendora, CA and Romulus, MI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office and industrial facilities in Glendora, CA and Romulus, MI
Encumbrances	0
Initial Cost to Company
Land	454
Buildings	13,251
Costs Capitalized Subsequent to Acquisition	9
Increase (Decrease) in Net Investments	(2,408)
Gross Amount at which Carried at Close of Period
Total	11,306
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Retail Site [Member] | Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas.
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas
Encumbrances	577
Initial Cost to Company
Land	0
Buildings	16,416
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(384)
Gross Amount at which Carried at Close of Period
Total	16,032
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Office and industrial facilities [Member] | Irving and Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Irving and Houston, TX
Encumbrances	20,828
Initial Cost to Company
Land	0
Buildings	27,599
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(3,620)
Gross Amount at which Carried at Close of Period
Total	23,979
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Office and industrial facilities [Member] | Thurmont, MD and Farmington, NY [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Thurmont, MD and Farmington, NY
Encumbrances	0
Initial Cost to Company
Land	729
Buildings	6,093
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(139)
Gross Amount at which Carried at Close of Period
Total	6,683
Date Acquired	Jan. 1998
Operating Real Estate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	48,588
Initial Cost to Company
Land	24,030
Buildings	71,664
Personal Property	3,816
Costs Capitalized Subsequent to Acquisition	21,115
Increase (Decrease) in Net Investments	(10,750)
Gross Amount at which Carried at Close of Period
Land	24,031
Buildings	76,376
Personal Property	9,468
Total	109,875
Accumulated Depreciation	17,121
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Hotel located in Livonia, MI
Encumbrances	0
Initial Cost to Company
Land	2,765
Buildings	11,087
Personal Property	3,816
Costs Capitalized Subsequent to Acquisition	18,623
Increase (Decrease) in Net Investments	(9,972)
Gross Amount at which Carried at Close of Period
Land	2,765
Buildings	14,086
Personal Property	9,468
Total	26,319
Accumulated Depreciation	10,093
Date Acquired	Jan. 1998
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	7
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Fort Worth, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Fort Worth, TX
Encumbrances	2,192
Initial Cost to Company
Land	1,030
Buildings	4,176
Personal Property	0
Costs Capitalized Subsequent to Acquisition	33
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,030
Buildings	4,209
Personal Property	0
Total	5,239
Accumulated Depreciation	521
Date Acquired	Jan. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facilities in Taunton, North Andover, North Billerica and Brockton, MA
Encumbrances	9,722
Initial Cost to Company
Land	4,300
Buildings	12,274
Personal Property	0
Costs Capitalized Subsequent to Acquisition	223
Increase (Decrease) in Net Investments	(478)
Gross Amount at which Carried at Close of Period
Land	4,300
Buildings	12,019
Personal Property	0
Total	16,319
Accumulated Depreciation	1,697
Date Acquired	Dec. 2006
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	25
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Newington, CT [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Newington, CT
Encumbrances	2,115
Initial Cost to Company
Land	520
Buildings	2,973
Personal Property	0
Costs Capitalized Subsequent to Acquisition	231
Increase (Decrease) in Net Investments	(121)
Gross Amount at which Carried at Close of Period
Land	520
Buildings	3,083
Personal Property	0
Total	3,603
Accumulated Depreciation	388
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Killeen, TX
Encumbrances	3,290
Initial Cost to Company
Land	1,230
Buildings	3,821
Personal Property	0
Costs Capitalized Subsequent to Acquisition	337
Increase (Decrease) in Net Investments	(179)
Gross Amount at which Carried at Close of Period
Land	1,230
Buildings	3,979
Personal Property	0
Total	5,209
Accumulated Depreciation	525
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Rohnert Park, CA
Encumbrances	3,169
Initial Cost to Company
Land	1,761
Buildings	4,989
Personal Property	0
Costs Capitalized Subsequent to Acquisition	39
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,761
Buildings	5,028
Personal Property	0
Total	6,789
Accumulated Depreciation	620
Date Acquired	Jan. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Augusta, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Augusta, GA
Encumbrances	1,912
Initial Cost to Company
Land	970
Buildings	2,442
Personal Property	0
Costs Capitalized Subsequent to Acquisition	48
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	970
Buildings	2,490
Personal Property	0
Total	3,460
Accumulated Depreciation	304
Date Acquired	Feb. 2007
Life on which Depreciation in Latest Statement of Income is Computed	39
Operating Real Estate [Member] | Self storage facility [Member] | Lawrenceville, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Lawrenceville, GA
Encumbrances	2,360
Initial Cost to Company
Land	1,410
Buildings	4,477
Personal Property	0
Costs Capitalized Subsequent to Acquisition	83
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,411
Buildings	4,559
Personal Property	0
Total	5,970
Accumulated Depreciation	592
Date Acquired	Mar. 2007
Life on which Depreciation in Latest Statement of Income is Computed	37
Operating Real Estate [Member] | Self storage facility [Member] | fairfield, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Fairfield, OH
Encumbrances	1,860
Initial Cost to Company
Land	540
Buildings	2,640
Personal Property	0
Costs Capitalized Subsequent to Acquisition	19
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	540
Buildings	2,659
Personal Property	0
Total	3,199
Accumulated Depreciation	420
Date Acquired	Apr. 2007
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Tallahassee, FL
Encumbrances	3,701
Initial Cost to Company
Land	850
Buildings	5,736
Personal Property	0
Costs Capitalized Subsequent to Acquisition	7
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	850
Buildings	5,743
Personal Property	0
Total	6,593
Accumulated Depreciation	665
Date Acquired	Apr. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Lincolnshire, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Lincolnshire, IL
Encumbrances	1,993
Initial Cost to Company
Land	1,477
Buildings	1,519
Personal Property	0
Costs Capitalized Subsequent to Acquisition	67
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,477
Buildings	1,586
Personal Property	0
Total	3,063
Accumulated Depreciation	127
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	18
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	1,715
Initial Cost to Company
Land	823
Buildings	912
Personal Property	0
Costs Capitalized Subsequent to Acquisition	623
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	823
Buildings	1,535
Personal Property	0
Total	2,358
Accumulated Depreciation	154
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	15
Operating Real Estate [Member] | Self storage facility [Member] | Bedford Park, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Bedford Park, IL
Encumbrances	1,746
Initial Cost to Company
Land	809
Buildings	1,312
Personal Property	0
Costs Capitalized Subsequent to Acquisition	179
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	809
Buildings	1,491
Personal Property	0
Total	2,300
Accumulated Depreciation	112
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	20
Operating Real Estate [Member] | Self storage facility [Member] | Bentonville, AR [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Bentonville, AR
Encumbrances	2,056
Initial Cost to Company
Land	1,050
Buildings	1,323
Personal Property	0
Costs Capitalized Subsequent to Acquisition	4
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,050
Buildings	1,327
Personal Property	0
Total	2,377
Accumulated Depreciation	74
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	24
Operating Real Estate [Member] | Self storage facility [Member] | Pensacola, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Pensacola, FL
Encumbrances	1,838
Initial Cost to Company
Land	560
Buildings	2,082
Personal Property	0
Costs Capitalized Subsequent to Acquisition	5
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	560
Buildings	2,087
Personal Property	0
Total	2,647
Accumulated Depreciation	87
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Garland, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Garland, TX
Encumbrances	1,464
Initial Cost to Company
Land	880
Buildings	3,104
Personal Property	0
Costs Capitalized Subsequent to Acquisition	56
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	880
Buildings	3,160
Personal Property	0
Total	4,040
Accumulated Depreciation	381
Date Acquired	Feb. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	1,438
Initial Cost to Company
Land	700
Buildings	733
Personal Property	0
Costs Capitalized Subsequent to Acquisition	512
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	700
Buildings	1,245
Personal Property	0
Total	1,945
Accumulated Depreciation	122
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	15
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	2,118
Initial Cost to Company
Land	1,785
Buildings	2,617
Personal Property	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,785
Buildings	2,617
Personal Property	0
Total	4,402
Accumulated Depreciation	95
Date Acquired	Oct. 2010
Life on which Depreciation in Latest Statement of Income is Computed	32
Operating Real Estate [Member] | Self storage facility [Member] | Tallahassee, FL [Member}
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Tallahassee, FL
Encumbrances	3,899
Initial Cost to Company
Land	570
Buildings	3,447
Personal Property	0
Costs Capitalized Subsequent to Acquisition	26
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	570
Buildings	3,473
Personal Property	0
Total	4,043
Accumulated Depreciation	$ 144
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	30

Real Estate and ACCUMULATED DEPRECIATION (Reconciliation of real estate and accumulated depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Deconsolidation of real estate asset	$ (1,315)
Property Subject to Operating Lease [Member]
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	560,592	525,607	603,044
Additions	107,484	67,787	4,754
Dispositions	(22,106)	(18,896)	(46,951)
Foreign currency translation adjustment	(1,837)	(2,142)	966
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale (Positive)	20,105	1,790
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale (Negative)			(28,977)
Deconsolidation of real estate asset	(5,938)
Impairment Charge	(11,818)	(13,554)	(7,229)
Balance at close of year	646,482	560,592	525,607
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	108,032	100,247	103,249
Depreciation expense	15,179	13,437	12,841
Depreciation expense from discontinued operations	(5,785)	(5,000)	(9,677)
Real Estate Accumulated Depreciation, Other Deductions	(396)	(839)
Real Estate Accumulated Depreciation, Other Additions			285
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale	2,339	187	(6,451)
Balance at close of year	118,054	108,032	100,247
Operating Real Estate [Member]
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	109,851	85,927	84,547
Additions	24	23,924	1,380
Balance at close of year	109,875	109,851	85,927
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	14,280	12,039	10,013
Depreciation expense	2,841	2,241	2,026
Balance at close of year	$ 17,121	$ 14,280	$ 12,039